Spartan®

Arizona
Municipal

Funds

Semiannual Report

February 28, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan Arizona Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After a strong recovery in January, equity markets gave up their gains in February as consumer confidence slumped to a four-year low. The NASDAQ® index - heavily weighted with technology stocks - experienced its third-worst monthly performance ever. On the other hand, fixed-income investments continued to provide downside protection and positive returns for investors. High-yield securities and investment-grade corporate bonds were among the strongest performers in the first two months of 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Arizona Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan® Arizona Municipal Income	4.91%	12.22%	29.87%	52.39%
LB Arizona 4 Plus Year Enhanced Municipal Bond	4.92%	12.51%	n/a*	n/a*
Arizona Municipal Debt Funds Average	4.22%	11.23%	27.14%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Arizona investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 44 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Life of fund
Spartan Arizona Municipal Income	12.22%	5.37%	6.82%
LB Arizona 4 Plus Year Enhanced Municipal Bond	12.51%	n/a*	n/a*
Arizona Municipal Debt Funds Average	11.23%	4.91%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Arizona Municipal Income Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by February 28, 2001, the value of the investment would have grown to $15,509 - a 55.09% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market-value oriented index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $15,861 - a 58.61% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Spartan Arizona Municipal Income Fund
Performance - continued

Total Return Components

	Six months ended February 28,	Years ended August 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	2.29%	4.85%	4.13%	4.55%	4.80%	4.92%
Capital returns	2.62%	1.84%	-3.75%	2.61%	3.36%	-0.20%
Total returns	4.91%	6.69%	0.38%	7.16%	8.16%	4.72%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended February 28, 2001	Past 1 month	Past 6 months	Past 1 Year
Dividends per share	3.68¢	23.91¢	48.62¢
Annualized dividend rate	4.35%	4.46%	4.57%
30-day annualized yield	3.93%	-	-
30-day annualized tax-equivalent yield	6.47%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.03 over the past one month, $10.81 over the past six months and $10.63 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.23% combined effective 2001 federal and state income tax bracket. The tax-equivalent yield also reflects that a portion of the fund's income was subject to state taxes, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Arizona Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

The features that make municipal bonds an attractive investment for many were well displayed during the six-month period ending February 28, 2001. Free of federal and most state and local taxes, munis offer relief for tax-weary investors in almost any market environment. Additionally, their objectives of combining steady income and relatively low risk were particularly important during the past six months. In that time, the muni market gained 5.19% according to the Lehman Brothers Municipal Bond Index - an index of approximately 35,000 investment-grade, fixed-rate, tax-
exempt bonds. This return far outpaced nearly every major domestic and international equity index. Munis also benefit in an environment of lower interest rates. The Federal Reserve Board's easing of monetary policy in the latter half of the period and the expectation of several more rate cuts on the horizon were solid contributors to the muni market's gains. Of course, no investment is completely void of volatility. The high-yield segment of the muni market experienced several instances of poor credit quality during the period. Largely, how-ever, the investment-grade muni universe was insulated from these concerns. Taxable bonds had a higher absolute return during the past six months - as measured by the Lehman Brothers Aggregate Bond Index return of 7.50% - but on a tax-equivalent yield basis, munis generated very competitive or, in some cases, even better performance.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Arizona Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six months ending February 28, 2001, the fund returned 4.91%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned 4.22% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 4.92%. For the 12-month period ending February 28, 2001, the fund returned 12.22%, while the Lipper average returned 11.23% and the Lehman Brothers index returned 12.51%.

Q. Why were the municipal market's returns so strong, and what helped the fund beat its peers?

A. There was growing optimism that a slowing economy would prompt the Federal Reserve Board to lower interest rates to prevent a recession. The Fed delivered on those expectations by cutting short-term interest rates one full percentage point in January, which caused bond yields to fall and their prices to rise. The Arizona municipal market's performance also was helped by favorable supply and demand conditions. Throughout the period, there was growing demand from individual investors, trust accounts and other entities that sought the relatively high tax-free yields municipals offered and refuge from the jittery stock market. Meanwhile, the supply of Arizona municipal bonds was down roughly 24% in 2000, although new issuance picked up a bit during the first two months of 2001. As for the fund's outperformance of its peers, a main contributor was the approach I took in managing the fund's duration, or interest-rate sensitivity.

Semiannual Report

Spartan Arizona Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. Can you explain your approach to duration and how it helped performance?

A. Sure. In keeping with Fidelity's investment approach, I didn't lengthen or shorten duration - that is, I didn't make the fund more or less interest-rate sensitive - based on where I thought interest rates would be at some point down the road. Instead, I managed the fund's duration to be in line with the Arizona municipal market as a whole as measured by the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index. Given that interest rates and bond yields dropped significantly during the period, some peers may have suffered if they were positioned with too little interest-rate sensitivity.

Q. What other factors helped performance? Which strategies hurt?

A. On some occasions, I found good buys among discount bonds - which pay interest rates below prevailing market rates and trade at prices lower than their face value. On other occasions, premium bonds - which pay interest rates above prevailing market rates and trade at prices above their face value - were priced cheaply. For the most part, the exchanges I made between premiums and discounts benefited performance. As for disappointments, they were limited to the fact that trading in Arizona's secondary market - meaning existing, rather than new bonds - was limited during the year. This made it challenging to reposition the fund quickly in response to changes in the market.

Q. What choices did you make in terms of credit quality and sectors, and why?

A. As of February 28, 2001, nearly 97% of the fund's investments were in bonds rated A or higher by Moody's Investors Service or Standard & Poor's®. My focus on these high-quality bonds reflected in part that the Arizona municipal market had a larger share of high-quality bonds than many other states. I also felt lower-quality bonds generally didn't offer enough incentive by way of additional yield for owning them. In terms of sectors, I emphasized bonds that offered diversification from economically sensitive general obligation bonds issued by municipalities across the state. For example, about 7% of the fund's net assets were in education bonds at the end of the period and almost 12% were in municipal water and sewer bonds.

Q. What's ahead for the Arizona municipal market?

A. At the end of February, bond prices reflected a sustained optimism that the Fed would lower interest rates in the months to come. If that occurs, it likely would be a positive for bond prices. If the Fed doesn't lower rates, bonds could be in for a period of adjustment. That said, municipals currently are cheaply priced relative to Treasury bonds, meaning they offer tax-free yields in excess of those government securities.

Semiannual Report

Spartan Arizona Municipal Income Fund
Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and Arizona personal income tax

Fund number: 434

Trading symbol: FSAZX

Start date: October 11, 1994

Size: as of February 28, 2001, more than $42 million

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on factors that shape opportunities in the municipal bond market:

"At Fidelity, one of the key strategies we use in managing municipal bond funds is to buy and sell bonds of various maturities. The demand for municipals can vary a great deal in response to the behavior of various market participants. Corporations, individual investors and trust accounts tend to favor short-term securities, which are less interest-rate sensitive and, therefore, tend to be less volatile than the overall municipal market. Individual investors, along with mutual funds and insurance companies that invest the insurance premiums they collect, are the primary purchasers of intermediate-maturity bonds. Higher-yielding, longer-term securities, which tend to be the most volatile, generally are the domain of long-maturity mutual funds, hedge funds and other investors known as ´arbitrageurs,' who seek to exploit small differences between various fixed-income investments. At some point in time, a given municipal bond maturity range may look cheap or expensive as different categories of investors embrace them or step aside. With the help of Fidelity's research team, I try to take advantage of the anomalies that can occur by investing in bond maturities that look cheap due to weak demand and selling those that have performed well in response to strong demand."

Semiannual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 28, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	31.4	33.7
Special Tax	25.4	22.6
Water & Sewer	11.6	5.7
Health Care	8.4	9.9
Education	7.2	8.8
Average Years to Maturity as of February 28, 2001
		6 months ago
Years	11.4	13.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2001
6 months ago
Years	6.2	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (Moody's Ratings)
As of February 28, 2001	As of August 31, 2000
Aaa 53.4%	Aaa 47.6%
Aa, A 43.2%	Aa, A 46.9%
Baa 3.4%	Baa 5.5%

Where Moody's ratings are not available, we have used S&P ratings. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Arizona Municipal Income Fund

Investments February 28, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - 94.0%
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series A, 6.25% 11/15/29	A2	$ 1,000,000	$ 1,024,350
(Saint Lukes Health Sys. Proj.) 7.25% 11/1/14 (Pre-Refunded to 11/1/03 @ 102) (c)	Aaa	330,000	361,139
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (b)	A2	500,000	516,895
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Proj.):
Series A:
5.75% 7/1/05 (AMBAC Insured)	Aaa	400,000	430,628
6.5% 7/1/04 (AMBAC Insured)	Aaa	100,000	108,704
Series B, 6% 7/1/05 (AMBAC Insured)	Aaa	150,000	162,968
Arizona Trans. Board Hwy. Rev.:
Series A, 6.5% 7/1/11 (Pre-Refunded to 7/1/01 @ 101.5) (c)	Aaa	300,000	307,476
5.75% 7/1/19	Aa1	670,000	707,178
Arizona Univ. Rev. 6% 7/1/06	A1	1,000,000	1,097,230
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.):
Series A:
5.5% 11/1/09	A1	1,000,000	1,089,940
5.5% 11/1/10	A1	375,000	409,451
Series B, 6.3% 11/1/02 (MBIA Insured)	Aaa	200,000	204,814
Chandler Gen. Oblig.:
6.25% 7/1/10	Aa2	500,000	570,830
6.5% 7/1/10 (MBIA Insured)	Aaa	200,000	232,902
6.5% 7/1/11 (MBIA Insured)	Aaa	225,000	263,768
Chandler Wtr. & Swr. Rev. 5.5% 7/1/15 (MBIA Insured)	Aaa	1,000,000	1,040,420
Cochise County Unified School District #68 (Sierra Vista Proj.) Series B, 9% 7/1/02 (FGIC Insured)	Aaa	200,000	213,832
Flagstaff Gen. Oblig. 4.5% 7/1/13 (FGIC Insured)	Aaa	200,000	196,764
Glendale Ind. Dev. Auth. Edl. Facilities Rev. (American Graduate School Int'l. Proj.) 6.55% 7/1/06 (AMBAC Insured) (Pre-Refunded to 7/1/05 @ 101) (c)	AAA	150,000	167,628
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	Baa1	300,000	295,641
Maricopa County Ind. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series A, 5% 7/1/03	Baa2	500,000	497,800
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Ind. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	AA+	$ 1,000,000	$ 998,140
Maricopa County School District #1 Phoenix Elementary Second Series, 0% 7/1/05 (MBIA Insured)	Aaa	500,000	420,530
Maricopa County School District #14 Creighton 6.5% 7/1/04 (FGIC Insured)	Aaa	200,000	217,408
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	Aaa	955,000	732,208
0% 1/1/10 (FGIC Insured)	Aaa	1,525,000	1,022,604
Maricopa County School District #3 Temple Elementary 0% 7/1/08 (AMBAC Insured)	Aaa	500,000	364,755
Maricopa County School District #4 Mesa Univ. 5.25% 7/1/04 (FSA Insured)	Aaa	300,000	314,490
Maricopa County Unified School District #41 Gilbert 0% 1/1/06 (FGIC Insured)	Aaa	1,000,000	820,220
Maricopa County Unified School District #80 Chandler 6.6% 7/1/06 (FGIC Insured)	Aaa	400,000	451,336
Mesa Gen. Oblig. 5.7% 7/1/03 (FGIC Insured)	Aaa	250,000	261,355
Mesa Ind. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A, 5.375% 1/1/14 (MBIA Insured)	Aaa	500,000	520,055
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	Aaa	500,000	586,150
Mohave County Indl. Dev. Auth. (North Star Steel Co. Proj.) Series B, 5.5% 12/1/20 (b)	A+	250,000	240,318
Navajo County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series A, 5.875% 8/15/28	Baa1	200,000	199,608
Peoria Gen. Oblig. 7.5% 4/1/02 (FGIC Insured)	Aaa	450,000	469,539
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (b)	Aaa	810,000	868,312
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. Sr. Lien:
5% 7/1/03 (b)	Aa2	500,000	513,640
5.25% 7/1/09 (b)	Aa2	400,000	424,100
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	Aa2	560,000	564,777
5.5% 7/1/11	Aa2	200,000	216,612
5.75% 7/1/15	Aa2	675,000	730,438
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	Aaa	$ 340,000	$ 376,536
5.75% 7/1/12 (FGIC Insured)	Aaa	1,250,000	1,375,513
5.75% 7/1/14 (FGIC Insured)	Aaa	1,000,000	1,090,020
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 6% 7/1/19 (FGIC Insured)	Aaa	1,500,000	1,634,565
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
5.45% 7/1/19	Aa3	500,000	507,635
6% 7/1/03	Aa3	1,090,000	1,147,465
6.375% 7/1/05	Aa3	200,000	220,254
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	Aa1	1,485,000	1,691,695
Series A, 7.5% 7/1/08	Aa1	510,000	616,967
7.5% 7/1/04	Aa1	1,190,000	1,329,266
Phoenix Street & Hwy. User Rev. Jr. Lien, 6.25% 7/1/11 (MBIA Insured)	Aaa	250,000	261,670
Pima County Ind. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	Aaa	200,000	209,722
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	Aaa	250,000	310,795
Scottsdale Gen. Oblig. 5.5% 7/1/09	Aaa	100,000	109,140
Scottsdale Street & Hwy. User Rev. 5.5% 7/1/07	Aa3	500,000	540,005
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	Aa1	150,000	174,174
Tempe Gen. Oblig. Series 2001 A, 6% 7/1/10	Aa1	600,000	678,348
Tempe Union High School District #213:
(1994 Proj.):
Series B, 7% 7/1/03 (FGIC Insured)	Aaa	400,000	428,996
Series C, 4% 7/1/12 (MBIA Insured)	Aaa	200,000	190,602
Impt. 7% 7/1/08 (FGIC Insured)	Aaa	310,000	365,958
Tucson Gen. Oblig.:
Series A, 6% 7/1/13	Aa2	800,000	909,872
6.75% 7/1/03 (FGIC Insured)	Aaa	200,000	213,718
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	Aaa	1,015,000	1,273,399
Series 1994 C, 7% 7/1/11 (FGIC Insured)	Aaa	500,000	606,720
Series A, 7% 7/1/11 (MBIA Insured)	Aaa	300,000	364,032
6% 7/1/10 (MBIA Insured)	Aaa	400,000	452,232
Tucson Wtr. Rev. Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	Aaa	200,000	230,434
Municipal Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Arizona - continued
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	Aaa	$ 500,000	$ 522,340
Univ. of Arizona Univ. Rev.:
5.25% 6/1/13 (FSA Insured)	Aaa	500,000	518,220
6.375% 6/1/05	A1	400,000	420,608
Yuma County Hosp. District #001 6.35% 11/15/07 (Escrowed to Maturity) (c)	A	265,000	290,339
			39,898,193
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series W, 5.5% 7/1/17	Baa1	100,000	101,440
Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	500,000	529,180
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series B, 6% 7/1/31	Baa1	250,000	270,053
			900,673
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $39,288,052)	40,798,866
NET OTHER ASSETS - 3.9%	1,655,005
NET ASSETS - 100%	$ 42,453,871
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	93.2%	AAA, AA, A	91.5%
Baa	3.3%	BBB	1.9%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	31.4%
Special Tax	25.4
Water & Sewer	11.6
Health Care	8.4
Education	7.2
Others* (individually less than 5%)	16.0
100.0%
* Includes net other assets.
Income Tax Information

At February 28, 2001, the aggregate cost of investment securities for income tax purposes was $39,288,052. Net unrealized appreciation aggregated $1,510,814, of which $1,568,519 related to appreciated investment securities and $57,705 related to depreciated investment securities.

At August 31, 2000, the fund had a capital loss carryforward of approximately $94,000 all of which will expire on August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001 (Unaudited)
Assets
Investment in securities, at value (cost $39,288,052) - See accompanying schedule		$ 40,798,866
Cash		1,251,971
Receivable for fund shares sold		48,295
Interest receivable		407,325
Other receivables		8,444
Total assets		42,514,901
Liabilities
Distributions payable	$ 43,305
Accrued management fee	17,725
Total liabilities		61,030
Net Assets		$ 42,453,871
Net Assets consist of:
Paid in capital		$ 40,915,017
Undistributed net investment income		11,583
Accumulated undistributed net realized gain (loss) on investments		16,457
Net unrealized appreciation (depreciation) on investments		1,510,814
Net Assets, for 3,859,948 shares outstanding		$ 42,453,871
Net Asset Value, offering price and redemption price per share ($42,453,871 ÷ 3,859,948 shares)		$11.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2001 (Unaudited)
Investment Income Interest		$ 912,380
Expenses
Management fee	$ 103,003
Non-interested trustees' compensation	67
Total expenses before reductions	103,070
Expense reductions	(30,958)	72,112
Net investment income		840,268
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		145,811
Change in net unrealized appreciation (depreciation) on investment securities		852,251
Net gain (loss)		998,062
Net increase (decrease) in net assets resulting from operations		$ 1,838,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2001 (Unaudited)	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 840,268	$ 1,376,478
Net realized gain (loss)	145,811	1,549
Change in net unrealized appreciation (depreciation)	852,251	625,970
Net increase (decrease) in net assets resulting from operations	1,838,330	2,003,997
Distributions to shareholders From net investment income	(835,724)	(1,375,127)
From net realized gain	(3,458)	(1,549)
In excess of net realized gain	-	(9,168)
Total distributions	(839,182)	(1,385,844)
Share transactions Net proceeds from sales of shares	9,316,378	14,362,543
Reinvestment of distributions	583,442	1,010,735
Cost of shares redeemed	(2,673,902)	(11,422,361)
Net increase (decrease) in net assets resulting from share transactions	7,225,918	3,950,917
Redemption fees	7,354	10,061
Total increase (decrease) in net assets	8,232,420	4,579,131
Net Assets
Beginning of period	34,221,451	29,642,320
End of period (including undistributed net investment income of $11,583 and $7,039, respectively)	$ 42,453,871	$ 34,221,451
Other Information Shares
Sold	858,959	1,380,229
Issued in reinvestment of distributions	53,887	96,992
Redeemed	(245,085)	(1,099,530)
Net increase (decrease)	667,761	377,691

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan AZ Municipal Money Market	1.82%	3.74%	17.80%	24.07%
All Tax-Free Money Market Funds Average	1.70%	3.53%	16.36%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 465 money market funds.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Life of fund
Spartan AZ Municipal Money Market	3.74%	3.33%	3.43%
All Tax-Free Money Market Funds Average	3.53%	3.07%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Spartan Arizona Municipal Money Market
Performance - continued

Yields

	2/26/01	11/27/00	8/28/00	5/29/00	2/28/00

Spartan Arizona Municipal Money Market	3.27%	3.93%	3.81%	3.76%	3.32%

All Tax-Free Money Market Funds Average	2.69%	3.72%	3.56%	3.60%	3.12%

Spartan Arizona Municipal Money Market - Tax-equivalent	5.38%	6.47%	6.26%	6.20%	5.48%

Portion of fund's income subject to state taxes	1.03%	7.44%	7.03%	9.71%	1.17%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2001 federal and state income tax rate of 39.23%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Semiannual Report

Spartan Arizona Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Norm Lind, Portfolio Manager of Spartan Arizona Municipal Money Market Fund

Q. Norm, what was the investment environment like during the six months that ended February 28, 2001?

A. In mid-2000, data started to emerge showing that the U.S. economy was slowing. This slowdown was largely the result of a series of short-term interest-rate hikes by the Federal Reserve Board implemented between mid-1999 and May 2000. The Fed apparently achieved its goal of slowing growth to sustainable levels that wouldn't spur inflation, after the U.S. economy posted exceptionally vibrant growth in the second half of 1999 and the first half of 2000 amid historically low unemployment and robust consumer spending. In the second half of 2000, with economic growth trending downward and inflation under control despite rising energy prices, the Fed chose to keep rates unchanged at each of its successive meetings. In turn, market participants began to believe that the Fed would not only remain on hold through the end of 2000, but that it might even implement a rate cut. That view was backed by a significant slowdown in economic growth in the third quarter, accompanied by a decline in industrial production. Corporate spending diminished within a climate of a struggling stock market and high energy prices. In order to reduce the possibility of a recession, the Fed implemented a surprise half-percentage point cut in the fed funds rate just after the turn of the year 2001, well in advance of its next scheduled meeting. Continued concerns about the stalling economy encouraged the Fed to follow with another half-percentage point cut at its meeting in late January. As February came to a close, market participants believed that more Fed rate cuts were in the offing.

Q. What was your strategy with the fund?

A. During the six-month period, municipalities came to market with new issuance of longer-term paper with maturities of six or 12 months. Ordinarily, added supply helps create a number of new opportunities, because sellers are forced to increase yields - and drop prices - to attract buyers. Further, assets typically leave money market funds at the end of the year as funds are withdrawn by individuals and institutions for tax payments or other reasons, a factor that usually leads to a rise in money market yields. This year, however, money market interest rates declined due to Fed monetary policy and because many investors exited the falling stock market and parked their assets temporarily in short-term investments. This downward trend particularly dampened yields on very short-term variable-rate demand notes (VRDNs), whose yields are reset at regular intervals, usually daily or weekly. Because longer-term securities offered attractive rates relative to shorter-term alternatives - and to lock in higher rates in a declining yield environment - I focused my purchases on appealing longer-term securities. Another facet of my strategy was to pay particularly close attention to bonds issued by Arizona utilities. With a significant power crisis hitting neighboring California, we stepped up our research to make sure that any utilities whose bonds we held were maintaining their credit quality.

Semiannual Report

Spartan Arizona Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2001, was 3.23%, compared to 3.82% six months ago. The more recent seven-day yield was the equivalent of a 5.31% taxable rate of return for Arizona investors in the 39.23% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 28, 2001, the fund's six-month total return was 1.82%, compared to 1.70% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. The Fed acted very aggressively in January to avoid the possibility of a "hard landing" - when economic growth slows abruptly and the economy plunges into recession. Market prices currently reflect a continued aggressive Fed rate-cutting posture through the rest of the year. The question remains as to whether or not the Fed will be able to revive the economy through these actions. As always, the answers will steadily emerge in the form of the latest economic data. I expect my approach to be a cautious one, given the uncertainty of cash flows between the money markets and equities.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Fund number: 433

Trading symbol: FSAXX

Start date: October 11, 1994

Size: as of February 28, 2001, more than $96 million

Manager: Norm Lind, since 2000; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Spartan Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/01	% of fund's investments 8/31/00	% of fund's investments 2/29/00
0 - 30	79.4	93.1	70.7
31 - 90	0.0	2.8	11.0
91 - 180	17.5	0.0	16.3
181 - 397	3.1	4.1	2.0
Weighted Average Maturity
	2/28/01	8/31/00	2/29/00
Spartan Arizona Municipal Money Market Fund	36 Days	21 Days	35 Days
All Tax-Free Money Market Funds Average*	38 Days	42 Days	39 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2001	As of August 31, 2000
Variable Rate Demand Notes (VRDNs) 75.8%	Variable Rate Demand Notes (VRDNs) 71.6%
Commercial Paper (including CP Mode) 2.8%	Commercial Paper (including CP Mode) 19.3%
Tender Bonds 2.1%	Tender Bonds 1.0%
Municipal Notes 6.2%	Municipal Notes 1.9%
Other Investments and Net Other Assets 13.1%	Other Investments and Net Other Assets 6.2%

* Source: iMoneyNet, Inc.®

Semiannual Report

Spartan Arizona Municipal Money Market Fund

Investments February 28, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value (Note 1)
Arizona - 98.9%
Apache County Ind. Dev. Auth.:
(Imperial Components, Inc. Proj.) Series 1996, 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(b)	$ 1,625,000	$ 1,625,000
(Tucson Elec. Pwr. Co. Springerville Proj.) Series 1983 A, 3.2%, LOC Toronto Dominion Bank, VRDN (a)	1,100,000	1,100,000
Arizona Edl. Ln. Marketing Corp.:
Series 1990 A, 3.25% (MBIA Insured) (BPA State Street Bank & Trust Co.), VRDN (a)(b)	1,200,000	1,200,000
Series 1991 A, 3.25%, LOC Dresdner Bank AG, VRDN (a)(b)	15,150,000	15,150,000
Arizona Health Facilities Auth. Rev. (Blood Sys., Inc. Proj.) Series 1995, 3.6%, LOC Bank One, Arizona NA, VRDN (a)	900,000	900,000
Arizona School District Fing. Prog. Ctfs. of Prtn. TAN Series 2000, 4.875% 7/31/01 (AMBAC Insured)	6,000,000	6,014,994
Arizona Trans. Board Excise Tax Rev. Bonds 5% (Maricopa County Reg'l. Area Road Fund Prog.) 7/1/01	1,100,000	1,102,116
Arizona Trans. Board Hwy. Rev.:
Bonds Sub Series A, 6.6% 7/1/08 (Pre-Refunded to 7/1/01 @ 101.5) (c)	2,600,000	2,657,083
Participating VRDN Series MSDW 00 367, 3.59% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	2,855,000	2,855,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Aztec Pulp & Paper Prod. Proj.) Series 2000 A, 3.75%, LOC Bank of America NA, VRDN (a)(b)	2,500,000	2,500,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.8%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	3,250,000	3,250,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 4.35%, tender 9/1/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed) (a)(b)	2,000,000	2,000,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.8%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	2,400,000	2,400,000
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(b)	1,300,000	1,300,000
Glendale Wtr. & Swr. Rev. Bonds 4.75% 7/1/01 (FGIC Insured)	1,175,000	1,175,372
Maricopa County Ind. Dev. Auth. Ind. Dev. Rev. (Clayton Homes Proj.) Series 1998, 3.6%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Auth. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 3.7%, LOC Fannie Mae, VRDN (a)(b)	1,999,675	1,999,675
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Proj.) Series 1994 E, 3.1%, LOC Bank of America NA, VRDN (a)	$ 900,000	$ 900,000
Maricopa County School District #1 Phoenix Elementary Bonds Series 2000 D, 4.75% 7/1/01	1,180,000	1,184,553
Mesa Muni. Dev. Corp. Bonds Series 1985, 3.7% tender 3/7/01, LOC Westdeutsche Landesbank Girozentrale, CP mode	1,700,000	1,700,000
Mohave County Indl. Dev. Auth. Bonds (Enviroc, Inc. Proj.) Series 2000 A, 4.875% 12/14/01 (AMBAC Guaranteed) (b)	1,000,000	1,000,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series PA 405, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,920,000	1,920,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Bonds (Arpt. Impts. Proj.) Series A, 5.85% 7/1/01 (b)	3,420,000	3,450,218
Phoenix Ind. Dev. Auth. Participating VRDN Series PT 1082, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	880,000	880,000
Phoenix Ind. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 3.25%, LOC Gen. Elec. Cap. Corp., VRDN (a)	1,000,000	1,000,000
Phoenix Ind. Dev. Auth. Rev.:
(Marlyn Nutraceuticals Proj.) 3.75%, LOC Bank One, Arizona NA, VRDN (a)(b)	1,000,000	1,000,000
(Plastican Proj.) Series 1997, 3.3%, LOC Fleet Bank NA, VRDN (a)(b)	3,885,000	3,885,000
(V.A.W. of America Proj.) Series 1997, 3.7%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 3.2%, LOC Bank One, Arizona NA, VRDN (a)	4,000,000	4,000,000
(Independent Newspaper, Inc. Proj.) Series 2000, 3.7%, LOC First Union Nat'l. Bank, North Carolina, VRDN (a)(b)	1,070,000	1,070,000
Pima County Ind. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 3.67% (Liquidity Facility Bank of New York NA) (a)(b)(d)	1,995,000	1,995,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 3.3% (Liquidity Facility Lehman Brothers, Inc.) (a)(d)	1,000,000	1,000,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 3.65%, LOC Chase Bank of Texas NA, VRDN (a)	2,925,000	2,925,000
(River Point Proj.) Series 2001, 3.65%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Pima County Indl. Dev. Rev. Participating VRDN Series RF 00 16, 3.67% (Liquidity Facility Bank of New York NA) (a)(b)(d)	$ 1,000,000	$ 1,000,000
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande Med. Ctr. Proj.) Series 1995, 3.25%, LOC Chase Manhattan Bank, VRDN (a)	4,660,000	4,660,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series MSDW 00 208, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(d)	2,495,000	2,495,000
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Bonds Series 1C, 4.7% 7/3/01 (b)	1,100,000	1,100,000
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 3.7%, LOC Bank of America NA, VRDN (a)(b)	1,300,000	1,300,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.) Series 1993, 5.5% tender 3/1/01, CP mode (b)	960,000	960,000
(Oxycal Lab. Proj.) Series 1999 A, 3.75%, LOC Bank One, Arizona NA, VRDN (a)(b)	1,000,000	1,000,000
Yuma County Ind. Dev. Auth. Rev. (Meadowcraft, Inc. Proj.) Series 1997, 3.7%, LOC Bank of America NA, VRDN (a)(b)	3,000,000	3,000,000
TOTAL INVESTMENT PORTFOLIO - 98.9%		95,654,011
NET OTHER ASSETS - 1.1%		1,033,580
NET ASSETS - 100%		$ 96,687,591
Total Cost for Income Tax Purposes $ 95,654,011
Security Type Abbreviations
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At August 31, 2000, the fund had a capital loss carryforward of approximately $34,000 all of which will expire on August 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 95,654,011
Cash		538,640
Receivable for investments sold		500,267
Receivable for fund shares sold		469,073
Interest receivable		598,640
Other receivables		5,149
Total assets		97,765,780
Liabilities
Payable for investments purchased	$ 1,000,000
Payable for fund shares redeemed	27,103
Distributions payable	13,996
Accrued management fee	37,090
Total liabilities		1,078,189
Net Assets		$ 96,687,591
Net Assets consist of:
Paid in capital		$ 96,726,449
Accumulated net realized gain (loss) on investments		(38,858)
Net Assets, for 96,699,667 shares outstanding		$ 96,687,591
Net Asset Value, offering price and redemption price per share ($96,687,591 ÷ 96,699,667 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2001 (Unaudited)
Investment Income Interest		$ 2,177,539
Expenses
Management fee	$ 262,806
Non-interested trustees' compensation	200
Total expenses before reductions	263,006
Expense reductions	(6,410)	256,596
Net investment income		1,920,943
Net Realized Gain (Loss) on Investments		40
Net increase in net assets resulting from operations		$ 1,920,983

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2001 (Unaudited)	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,920,943	$ 3,458,058
Net realized gain (loss)	40	(15,144)
Net increase (decrease) in net assets resulting from operations	1,920,983	3,442,914
Distributions to shareholders from net investment income	(1,920,943)	(3,458,058)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	46,893,367	113,958,442
Reinvestment of distributions from net investment income	1,815,118	3,239,350
Cost of shares redeemed	(57,724,768)	(102,135,902)
Net increase (decrease) in net assets and shares resulting from share transactions	(9,016,283)	15,061,890
Total increase (decrease) in net assets	(9,016,243)	15,046,746
Net Assets
Beginning of period	105,703,834	90,657,088
End of period	$ 96,687,591	$ 105,703,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2001	Years ended August 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.018	.034	.028	.034	.033	.035
Less Distributions
From net investment income	(.018)	(.034)	(.028)	(.034)	(.033)	(.035)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.82%	3.50%	2.84%	3.41%	3.39%	3.52%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 96,688	$ 105,704	$ 90,657	$ 94,523	$ 88,134	$ 82,741
Ratio of expenses to average net assets	.50% A	.50%	.50%	.36% D	.35% D	.22% D
Ratio of expenses to average net assets after expense reductions	.49% A, E	.50%	.50%	.36%	.35%	.22%
Ratio of net investment income to average net assets	3.65% A	3.46%	2.79%	3.36%	3.34%	3.44%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the account closeout fee and for periods of less than one year are not annualized.

D FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Arizona. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. Redemptions on or prior to January 26, 2001 of shares held less than 180 days were subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective September 1, 2001, the income fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Purchases and Sales of Investments.

Income Fund. Purchases and sales of securities, other than short-term securities, aggregated $11,524,166 and $5,264,747, respectively.

3. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income fund and the money market fund, respectively. FMR pays all other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by each fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $211 for the period.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. Expense Reductions.

Through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Expense Reductions - continued

the credits reduced expenses by $30,958 and $6,410, for the income fund and the money market fund, respectively, under these arrangements.

5. Beneficial Interest.

At the end of the period, Fidelity Management Trust Company, an affiliate of FMR, was record owner of approximately 6% of the total outstanding shares of the income fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Boyce I. Greer, Vice President -
Money Market Fund

Norman U. Lind, Vice President -
Money Market Fund

Dwight D. Churchill, Vice President

David L. Murphy, Vice President -
Income Fund

Christine J. Thompson, Vice President -
Income Fund

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AZI/SPZ-SANN-0401 129589
1.700927.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity ®

Daily Income

Trust

Semiannual Report

February 28, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After a strong recovery in January, equity markets gave up their gains in February as consumer confidence slumped to a four-year low. The NASDAQ® index - heavily weighted with technology stocks - experienced its third-worst monthly performance ever. On the other hand, fixed-income investments continued to provide downside protection and positive returns for investors. High-yield securities and investment-grade corporate bonds were among the strongest performers in the first two months of 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended February 28, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Daily Income Trust	3.05%	6.16%	29.74%	60.07%
All Taxable Money Market Funds Average	2.93%	5.93%	28.62%	57.70%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 965 money market funds.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Daily Income Trust	6.16%	5.35%	4.82%
All Taxable Money Market Funds Average	5.93%	5.16%	4.65%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	2/27/01	11/28/00	8/29/00	5/30/00	2/29/00

Fidelity Daily Income Trust	5.37%	6.21%	6.20%	6.01%	5.56%

All Taxable Money Market Funds Average	5.04%	6.02%	6.00%	5.76%	5.27%

	2/28/01	11/29/00	8/30/00	5/31/00	3/1/00

MMDA	2.04%	2.14%	2.12%	2.10%	2.09%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR.(TM)

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. Government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Robert Duby, Portfolio Manager of Fidelity Daily Income Trust

Q. Bob, what was the investment environment like during the six months that ended February 28, 2001?

A. As the period transpired, market participants began to anticipate that interest rates would be lower in the coming year. Labor markets remained tight, although pressure there began to ease. The unemployment rate rose to 4% in November 2000, up from a 30-year low of 3.9% in April. In addition, initial jobless claims rose consistently and layoff announcements became more prevalent, suggesting that the labor markets might be slackening. Most major stock markets tumbled, with the technology-laden NASDAQ® experiencing the sharpest pullback. This stock market decline softened consumer demand driven by the wealth effect, where rising asset prices had sparked strong consumer spending - a significant component of gross domestic product (GDP) - during the economic boom of the late 1990s. Business investment also showed signs of slowing, as tighter financial conditions made it harder for some companies to attract capital.

Q. How did this backdrop influence economic growth?

A. Overall, GDP slowed to a pace well below the one seen at the beginning of 2000. Higher energy prices were the main culprit as consumer price inflation increased during the period. Amid concerns that the U.S. economy might be slowing too quickly, the Federal Reserve Board late in 2000 signaled a switch to a bias toward raising rates. Then, the Fed acted decisively by surprising the market with a cut in key short-term interest rates during the first few days of 2001. The Fed followed with another rate reduction at its meeting in late January. These moves buoyed the capital markets, as investors felt heartened that the Fed was embarking on a protracted program of cuts in short-term interest rates designed to stimulate the economy. However, data related to consumer spending in January and February 2001 came in stronger than expected, sparking talk that the Fed might take a slower approach to lowering interest rates going forward.

Q. What was your strategy with the fund?

A. I sought to capitalize on market uncertainty regarding future Fed interest-rate policy while maintaining adequate portfolio liquidity. The incremental yield from investing in longer-term instruments was not sufficient to justify the increased risk they carry in an uncertain interest-rate environment. Our strategy was to err on the side of caution, because economic weakness or a possible sudden, screeching halt of the economy concerned us. Therefore, even though the Fed eased rates, we kept most investments in the six-month-and-under range, looking to protect the fund's net asset value instead of reaching for yield.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2001, was 5.35%, compared to 6.21% six months ago. For the six months that ended February 28, 2001, the fund had a total return of 3.05% compared to 2.93% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook?

A. At present, the market anticipates significant continued Fed rate cuts in the first half of 2001. Any rate decreases that come up short of those expectations could disappoint many market participants. Clearly, economic growth has slowed and consumer sentiment has continued to deteriorate as a result of falling stock prices, increased layoff announcements, and higher heating and fuel costs. Inflation has ticked up somewhat recently. Given this type of investment environment, we will focus even more intently on credit quality going forward.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income as is consistent with preserving capital and providing liquidity

Fund number: 031

Trading symbol: FDTXX

Start date: May 31, 1974

Size: as of February 28, 2001, more than $3.2 billion

Manager: Robert Duby, since 1998; manager, several taxable money market funds; joined Fidelity in 1982

3

Note to shareholders: On February 15, 2001, the Board of Trustees of Fidelity Daily Income Trust voted to present a proposal to shareholders to merge the fund into Fidelity Cash Reserves. A shareholder meeting is scheduled for June 13, 2001. If shareholders approve the merger, it will occur on or about June 21, 2001.

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/01	% of fund's investments 8/31/00	% of fund's investments 2/29/00
0 - 30	47.7	64.0	55.4
31 - 90	47.1	28.8	30.1
91 - 180	5.2	3.2	14.0
181 - 397	0.0	4.0	0.5
Weighted Average Maturity
	2/28/01	8/31/00	2/29/00
Fidelity Daily Income Trust	44 Days	42 Days	46 Days
All Taxable Money Market Funds Average*	47 Days	51 Days	49 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2001	As of August 31, 2000
Commercial Paper 60.9%	Commercial Paper 61.2%
Bank CDs, BAs, TDs, and Notes 21.0%	Bank CDs, BAs, TDs, and Notes 32.7%
Government Securities 13.7%	Government Securities 0.0%
Other Investments 3.4%	Other Investments 5.2%
Net Other Assets 1.0%	Net Other Assets 0.9%

* Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2001

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 1.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 1.6%
Chase Manhattan Bank USA NA
5/1/01	5.07%	$ 35,000	$ 35,000
Southtrust Bank NA
6/14/01	5.25	17,000	17,053
TOTAL CERTIFICATES OF DEPOSIT			52,053
Commercial Paper - 60.9%

Associates First Capital BV
3/1/01	6.66	10,000	10,000
3/19/01	6.41	15,000	14,953
5/9/01	5.29	25,000	24,750
AT&T Corp.
3/5/01	7.23	10,000	9,992
3/8/01	7.25	10,000	9,986
3/19/01	5.61 (b)	15,000	15,000
3/26/01	6.70	25,000	24,888
Bank of America Corp.
3/13/01	6.70	15,000	14,968
5/9/01	5.26	35,000	34,652
8/3/01	5.20	10,000	9,782
Centric Capital Corp.
3/7/01	6.55	10,000	9,989
3/12/01	5.51	20,000	19,966
3/19/01	6.46	5,000	4,984
3/21/01	6.40	7,000	6,976
CIT Group, Inc.
3/2/01	6.37	25,000	24,996
3/13/01	6.63	35,000	34,924
4/17/01	5.43	30,000	29,789
Citibank Credit Card Master Trust I (Dakota Certificate Program)
3/6/01	5.52	40,000	39,969
3/20/01	5.65	15,000	14,956
Citicorp
3/13/01	5.51	30,000	29,945
3/14/01	5.53	55,000	54,891
ConAgra Foods, Inc.
3/8/01	5.98	4,628	4,623
3/9/01	6.02	5,000	4,993
4/11/01	5.76	10,000	9,935
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Corporate Asset Funding Co.
3/9/01	6.29%	$ 25,000	$ 24,965
3/26/01	5.49	50,000	49,810
Corporate Receivables Corp.
3/5/01	6.59	5,000	4,996
5/10/01	5.32	10,000	9,898
CXC, Inc.
3/9/01	6.62	5,000	4,993
3/12/01	6.37	15,000	14,971
4/5/01	6.28	25,000	24,850
5/10/01	5.32	10,000	9,898
5/22/01	5.31	40,000	39,523
Delaware Funding Corp.
3/27/01	5.46	50,000	49,804
4/5/01	5.44	75,000	74,606
Edison Asset Securitization LLC
3/27/01	5.46	50,000	49,804
3/28/01	5.54	5,000	4,979
4/6/01	5.42	50,000	49,732
4/11/01	5.40	15,000	14,909
Enterprise Funding Corp.
5/29/01	5.35	21,945	21,659
Falcon Asset Securitization Corp.
3/20/01	5.52	25,000	24,927
3/26/01	5.52	57,000	56,783
Fleet Funding Corp.
3/9/01	5.77	25,000	24,968
Ford Motor Credit Co.
3/12/01	5.53	25,000	24,958
3/16/01	6.44	25,000	24,934
3/20/01	6.35	25,000	24,918
GE Capital International Funding, Inc.
5/8/01	5.32	15,000	14,851
5/10/01	5.30	15,000	14,847
General Electric Capital Corp.
3/19/01	6.40	10,000	9,969
5/7/01	5.34	15,000	14,853
5/7/01	5.44	10,000	9,900
6/4/01	6.27	15,000	14,759
General Motors Acceptance Corp.
5/2/01	5.46	10,000	9,907
5/21/01	5.32	10,000	9,882
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
General Motors Acceptance Corp. - continued
5/30/01	5.18%	$ 15,000	$ 14,808
Goldman Sachs Group, Inc.
4/30/01	5.39	25,000	24,778
Heller Financial, Inc.
4/24/01	6.11	5,000	4,955
5/7/01	6.23	5,000	4,943
Household Finance Corp.
3/14/01	6.42	10,000	9,977
4/13/01	5.55	35,000	34,771
5/25/01	5.25	70,000	69,144
5/29/01	5.16	15,000	14,811
Kitty Hawk Funding Corp.
3/26/01	5.50	10,000	9,962
Lehman Brothers Holdings, Inc.
8/6/01	5.43	15,000	14,653
Morgan Stanley Dean Witter & Co.
5/21/01	5.29	50,000	49,413
6/11/01	5.26	25,000	24,634
New Center Asset Trust
4/12/01	5.58	50,000	49,679
5/22/01	5.34	30,000	29,640
6/12/01	5.31	15,000	14,776
Park Avenue Receivables Corp.
3/7/01	6.53	5,000	4,995
5/21/01	5.29	10,000	9,883
PHH Corp.
3/12/01	6.50	5,000	4,990
3/12/01	6.54	5,000	4,990
Preferred Receivables Funding Corp.
3/26/01	6.41	22,000	21,904
Qwest Capital Funding, Inc.
3/20/01	6.42	6,000	5,980
5/7/01	6.46	5,000	4,941
Salomon Smith Barney Holdings, Inc.
3/23/01	5.45	50,000	49,835
4/11/01	5.54	25,000	24,844
5/7/01	5.44	10,000	9,900
Sears Roebuck Acceptance Corp.
3/22/01	6.77	10,000	9,961
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Three Rivers Funding Corp.
3/20/01	5.52%	$ 70,000	$ 69,797
Triple-A One Funding Corp.
3/1/01	5.52	36,555	36,555
3/7/01	5.52	50,225	50,179
Variable Funding Capital Corp.
3/12/01	5.54 (b)	10,000	10,000
5/24/01	5.28	50,000	49,392
Walt Disney Co.
4/26/01	6.36	28,035	27,764
Wells Fargo & Co.
3/2/01	6.50	10,000	9,998
TOTAL COMMERCIAL PAPER			1,966,612
Federal Agencies - 12.2%

Fannie Mae - 12.2%
Discount Notes - 12.2%
4/26/01	6.51	99,025	98,053
5/17/01	5.25	150,000	148,335
5/24/01	5.20	150,000	148,205
			394,593
U.S. Treasury Obligations - 1.5%

U.S. Treasury Notes - Principal Strips - 1.5%
7/31/01	6.53	50,000	48,687
Bank Notes - 9.6%

American Express Centurion Bank
3/1/01	5.68 (b)	25,000	25,000
3/5/01	5.54 (b)	5,000	5,000
3/22/01	5.54 (b)	50,000	50,000
3/23/01	5.53 (b)	40,000	40,000
Bank of America NA
5/4/01	5.42	25,000	25,000
5/4/01	7.20	25,000	25,000
Bank One NA, Chicago
3/1/01	5.63 (b)	20,000	19,998
Bank Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Bank One NA, Chicago - continued
5/1/01	6.64%	$ 50,000	$ 50,000
5/2/01	6.64	20,000	20,000
5/24/01	5.43	7,000	7,000
6/25/01	5.38	7,000	7,000
Comerica Bank
3/1/01	5.64 (b)	10,000	9,999
Lasalle Bank NA
5/4/01	5.75	25,000	25,000
TOTAL BANK NOTES			308,997
Master Notes - 0.3%

Goldman Sachs Group, Inc.
4/23/01	5.46 (c)	10,000	10,000
Medium-Term Notes - 4.0%

Associates Corp. of North America
3/29/01	6.44 (b)	25,000	25,000
CIT Group, Inc.
3/1/01	5.61 (b)	15,000	14,998
General Motors Acceptance Corp.
3/28/01	5.32 (b)	15,000	14,998
General Motors Acceptance Corp. Mortgage Credit
3/1/01	5.77	10,000	10,000
4/2/01	5.35	15,000	14,929
Merrill Lynch & Co., Inc.
3/5/01	5.53 (b)	25,000	25,000
3/20/01	5.61 (b)	10,000	10,000
Morgan Stanley Dean Witter & Co.
4/30/01	5.72 (b)	15,200	15,220
TOTAL MEDIUM-TERM NOTES			130,145
Short-Term Notes - 5.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
GE Life & Annuity Assurance Co.
3/1/01	5.67% (b)(c)	$ 25,000	$ 25,000
Monumental Life Insurance Co.
3/1/01	5.77 (b)(c)	14,000	14,000
5/1/01	5.73 (b)(c)	15,000	15,000
New York Life Insurance Co.
3/1/01	6.82 (b)(c)	16,000	16,000
4/1/01	6.62 (b)(c)	9,000	9,000
Pacific Life Insurance Co.
3/8/01	6.68 (b)(c)	5,000	5,000
SMM Trust 2000 A
3/13/01	5.59 (b)(c)	26,000	26,000
SMM Trust 2000 E
3/14/01	5.59 (a)(b)	12,000	12,000
SMM Trust 2000 M
3/13/01	6.58 (b)(c)	20,000	20,000
Travelers Insurance Co.
4/2/01	6.51 (b)(c)	35,000	35,000
TOTAL SHORT-TERM NOTES			177,000
Repurchase Agreements - 3.4%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated 2/28/01 due 3/1/01 At 5.5%	$ 6,338	6,337
With Chase Securities, Inc. At 5.66%, dated 2/28/01 due 3/1/01 (Corporate Obligations) (principal amount $102,212,000) 0% - 8.5%, 6/25/01 - 1/18/31	104,016	104,000
TOTAL REPURCHASE AGREEMENTS		110,337
TOTAL INVESTMENT PORTFOLIO - 99.0%		3,198,424
NET OTHER ASSETS - 1.0%		33,159
NET ASSETS - 100%		$ 3,231,583
Total Cost for Income Tax Purposes $ 3,198,424
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,000,000 or 0.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Life & Annuity Assurance Co. 5.67%, 3/1/01	4/6/00	$ 25,000
Goldman Sachs Group, Inc. 5.46%, 4/23/01	2/22/01	$ 10,000
Monumental Life Insurance Co.: 5.73%, 5/1/01	2/1/00	$ 15,000
5.77%, 3/1/01	7/31/98 - 9/17/98	$ 14,000
New York Life Insurance Co.: 6.62%, 4/1/01	12/20/00	$ 9,000
6.82%, 3/1/01	8/28/00	$ 16,000
Pacific Life Insurance Co. 6.68%, 3/8/01	9/8/00	$ 5,000
SMM Trust 2000 A 5.59%, 3/13/01	9/7/00	$ 26,000
Security	Acquisition Date	Cost (000s)
SMM Trust 2000 M 6.58%, 3/13/01	12/11/00	$ 20,000
Travelers Insurance Co. 6.51%, 4/2/01	3/30/00	$ 35,000
Income Tax Information

At August 31, 2000, the fund had a capital loss carryforward of approximately $1,128,000 of which $336,000, $536,000, $19,000, $99,000, $109,000, $15,000 and $14,000 will expire on August 31, 2001, 2002, 2003, 2004, 2006, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $110,337) - See accompanying schedule		$ 3,198,424
Receivable for investments sold		48,077
Receivable for fund shares sold		67,916
Interest receivable		6,441
Other receivables		3
Prepaid expenses		93
Total assets		3,320,954
Liabilities
Payable for investments purchased	$ 49,929
Payable for fund shares redeemed	37,717
Distributions payable	517
Accrued management fee	833
Other payables and accrued expenses	375
Total liabilities		89,371
Net Assets		$ 3,231,583
Net Assets consist of:
Paid in capital		$ 3,232,461
Accumulated net realized gain (loss) on investments		(878)
Net Assets, for 3,231,834 shares outstanding		$ 3,231,583
Net Asset Value, offering price and redemption price per share ($3,231,583 ÷ 3,231,834 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2001 (Unaudited)
Investment Income Interest		$ 102,060
Expenses
Management fee	$ 5,579
Transfer agent fees	1,786
Accounting fees and expenses	139
Non-interested trustees' compensation	5
Custodian fees and expenses	28
Registration fees	59
Audit	13
Legal	4
Miscellaneous	63
Total expenses before reductions	7,676
Expense reductions	(37)	7,639
Net investment income		94,421
Net Realized Gain (Loss) on Investments		250
Net increase in net assets resulting from operations		$ 94,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2001 (Unaudited)	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 94,421	$ 163,824
Net realized gain (loss)	250	7
Net increase (decrease) in net assets resulting from operations	94,671	163,831
Distributions to shareholders from net investment income	(94,421)	(163,824)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,713,233	15,456,165
Reinvestment of distributions from net investment income	91,818	159,219
Cost of shares redeemed	(7,580,127)	(15,367,304)
Net increase (decrease) in net assets and shares resulting from share transactions	224,924	248,080
Total increase (decrease) in net assets	225,174	248,087
Net Assets
Beginning of period	3,006,409	2,758,322
End of period	$ 3,231,583	$ 3,006,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2001	Years ended August 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net invest- ment income	.030	.056	.047	.052	.051	.051
Less Distributions
From net investment income	(.030)	(.056)	(.047)	(.052)	(.051)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.05%	5.76%	4.84%	5.31%	5.18%	5.25%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 3,232	$ 3,006	$ 2,758	$ 2,625	$ 2,425	$ 2,317
Ratio of expenses to average net assets	.49% A	.50%	.48%	.50%	.50%	.50%
Ratio of expenses to average net assets after expense reductions	.49% A	.50%	.48%	.50%	.49% D	.50%
Ratio of net investment income to average net assets	6.07% A	5.62%	4.74%	5.19%	5.07%	5.11%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Daily Income Trust (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,000,000 or 5.4% of net assets.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the fund's average net assets and gross income earned each month. The portion of the fee based on average net assets is graduated ranging from an annual rate of .10% of average net assets up to $2 billion to an annual rate of .05% of average net assets in excess of $6 billion. The portion of the fee based on gross income is equal to 4% of the gross income earned by the fund each month (exclusive of gains realized from the sales of investments) provided the amount of such fee, at a minimum, amounts to an annual rate of .20% and, at a maximum, does not exceed an annual rate of .40% of the fund's average net assets. For the period, the total management fee was equivalent to an annualized rate of .36%. The gross income-based portion of this fee was equal to $4,081,000, or an annualized rate of .26% of the fund's average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

4. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $9,495,000. The weighted average interest rate was 6.80%. Interest earned from the interfund lending program amounted to $2,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $35,000, respectively, under these arrangements.

6. Proposed Reorganization.

The Board of Trustees of Fidelity Daily Income Trust has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Cash Reserves ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Cash Reserves in exchange solely for the number of shares of Fidelity Cash Reserves equal in number to the outstanding shares of the fund as of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Proposed Reorganization - continued

close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Cash Reserves of all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on June 13, 2001 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of the fund in April, 2001. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about June 21, 2001.

Effective April 16, 2001, the fund's shares are no longer available for purchase or exchange to new accounts of the fund pending the proposed Reorganization. However, existing shareholders of the fund can continue to purchase shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Robert K. Duby, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant
Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Bank of New York

New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity Cash Reserves

Fidelity Daily Income Trust

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FDI-SANN-0401 130156
1.701151.103

(Fidelity Investment logo)(registered trademark)
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Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 28, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After a strong recovery in January, equity markets gave up their gains in February as consumer confidence slumped to a four-year low. The NASDAQ® index - heavily weighted with technology stocks - experienced its third-worst monthly performance ever. On the other hand, fixed-income investments continued to provide downside protection and positive returns for investors. High-yield securities and investment-grade corporate bonds were among the strongest performers in the first two months of 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended February 28, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Municipal Money Market	1.85%	3.81%	17.40%	36.30%
All Tax-Free Money Market Funds Average	1.70%	3.53%	16.36%	33.77%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 465 money market funds.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Municipal Money Market	3.81%	3.26%	3.15%
All Tax-Free Money Market Funds Average	3.53%	3.07%	2.95%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	2/26/01	11/27/00	8/28/00	5/29/00	2/28/00
Fidelity Municipal Money Market Fund	3.32%	3.97%	3.81%	3.95%	3.37%
All Tax-Free Money Market Funds Average	2.69%	3.72%	3.56%	3.60%	3.12%
Fidelity Municipal Money Market Fund Tax-Equivalent	5.19%	6.20%	5.95%	6.17%	5.27%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or, you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the alternative federal minimum tax.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Diane McLaughlin, Portfolio Manager of Fidelity Municipal Money Market Fund

Q. What was the investment environment like during the six months that ended February 28, 2001, Diane?

A. Emerging data indicated that the economy was slowing amid a backdrop of declining consumer and business investment spending. Expectations of declining corporate profits led many to believe that companies would have less cash on hand to spend on such improvements as technology. Furthermore, declining corporate earnings caused stock prices to fall, dampening the "wealth effect" that had helped spur consumer spending, a major contributor to strong U.S. economic growth.

Q. How did these events influence Federal Reserve Board monetary policy?

A. At the end of 2000, the Federal Reserve Board announced a shift regarding its approach toward future monetary policy. Previously, the Fed had implemented a series of interest-rate hikes from mid-1999 until May 2000, moves designed to cool economic growth to more sustainable levels and head off inflation. In late 2000, the Fed changed from a bias toward raising rates to a bias toward lowering them, indicating it was poised to ease monetary policy in order to prevent the economy from slowing much further. Market yields declined as this transpired, reflecting the anticipation of a series of Fed rate cuts starting in early 2001. The Fed followed through with an unexpected 0.50 percentage-point cut in the fed funds target rate within the first few days of January 2001, and added an additional half-percentage point decrease at its meeting at the end of the month. These cuts brought the fed funds target rate down to 5.50% by the end of the period.

Q. What was your strategy with the fund?

A. At the beginning of the period, market participants did not expect the Fed to make any significant changes to monetary policy. However, in November sentiment changed and market prices started to factor in the probability that the Fed's next move would be a rate cut. Within this environment, the fund started the period with a relatively short average maturity. When the climate changed in November, purchase of longer-term securities extended the fund's average maturity. Through the rest of the period, the amount of Fed easing expected by the market increased, so this strategy continued. This approach allowed the fund to lock in higher yields before the Fed implemented further rate decreases. In addition, technical factors of supply and demand drove fund strategies. Yields on very short-term money market securities fell to unattractive levels as investors shifted assets from more volatile markets to the more stable municipal money markets. This influx caused yields on the shortest, most liquid, paper in the market to drop. As the fund's assets increased, new purchases were focused on longer-term maturity securities, because their yields were not influenced as much by these technical factors.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2001, was 3.27%, compared to 3.82% six months ago. The latest yield was the equivalent of a 5.11% taxable yield for investors in the 36% federal tax bracket. Through February 28, 2001, the fund's six-month total return was 1.85%, compared to 1.70% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. It looks as if the Fed will continue to ease short-term rates. Market prices currently reflect additional rate cuts in the months ahead. Going forward, two items in particular bear watching: business investment and consumer confidence. Reductions in either could indicate a further dampening of U.S. economic growth. In addition, technical issues of supply and demand should continue to influence the municipal money markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: federal tax-free income with share-price stability by investing in high-quality municipal securities

Fund number: 010

Trading symbol: FTEXX

Start date: January 2, 1980

Size: as of February 28, 2001, more than $9.0 billion

Manager: Diane McLaughlin, since 1996; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1992

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/01	% of fund's investments 8/31/00	% of fund's investments 2/29/00
0 - 30	76.1	83.4	75.8
31 - 90	8.5	9.0	14.9
91 - 180	7.2	3.4	3.2
181 - 397	8.2	4.2	6.1
Weighted Average Maturity
	2/28/01	8/31/00	2/29/00
Fidelity Municipal Money Market Fund	38 Days	27 Days	32 Days
All Tax-Free Money Funds Average*	38 Days	42 Days	39 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2001	As of August 31, 2000
Variable Rate Demand Notes (VRDNs) 69.5%	Variable Rate Demand Notes (VRDNs) 71.7%
Commercial Paper (including CP Mode) 14.3%	Commercial Paper (including CP Mode) 17.7%
Tender Bonds 4.3%	Tender Bonds 4.5%
Municipal Notes 7.2%	Municipal Notes 2.9%
Other Investments 4.4%	Other Investments 2.3%
Net Other Assets 0.3%	Net Other Assets 0.9%

* Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.1%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Gazebo East Proj.) Series 1991 B, 3.75%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	$ 3,130	$ 3,130
(Sundown Apts. Proj.) Series 2000 E, 3.7%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	6,500	6,500
Alabama Ind. Dev. Auth. Rev. (Southern Ionics Proj.) 3.7%, LOC Southtrust Bank NA, VRDN (b)(e)	2,400	2,400
Alabama Pub. School & College Auth. Rev. Participating VRDN Series ROC 00 1, 3.57% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	11,345	11,345
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 3.6%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	5,400	5,400
Courtland Ind. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.7%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.) Series 1996, 3.3%, VRDN (b)(e)	1,900	1,900
Decatur Ind. Dev. Board Solid Waste Disp. Rev. (Trico Steel Co. Proj.) Series 1997, 3.25%, LOC Chase Manhattan Bank, VRDN (b)(e)	8,300	8,300
Huntsville Health Care Auth. Rev. Series 1998, 3.6%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	6,100	6,100
Jackson Ind. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.7%, LOC Wachovia Bank NA, VRDN (b)(e)	6,100	6,100
Lafayette Ind. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 3.7%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	3,485	3,485
Mobile Ind. Dev. Board Exempt Facilities Rev. (Degussa-Hills Proj.) Series 2000 A, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Mobile Ind. Dev. Board Rev. (Newark Group Ind. Proj.) 3.25%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	6,675	6,675
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 3.6%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	15,715	15,715
Montgomery Ind. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 3.7%, LOC Southtrust Bank NA, VRDN (b)(e)	765	765
Phenix City Ind. Dev. Board Envir. Impt. Rev. Bonds (Mead Coated Board Proj.) Series 1988, 4.4% tender 4/10/01, LOC ABN-AMRO Bank NV, CP mode (e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - continued
Roanoke Ind. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 3.7%, LOC Bank of America NA, VRDN (b)(e)	$ 1,330	$ 1,330
Tuscaloosa County Ind. Dev. Auth. Rev. (Hanna Steel Co. Proj.) 3.35%, LOC Bank of America NA, VRDN (b)(e)	720	720
		101,865
Alaska - 1.5%
Alaska Arpt. Participating VRDN Series Merlots 99 I, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	7,500	7,500
Alaska Hsg. Fin. Corp.:
Bonds Series PT 505, 3.74%, tender 7/12/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	7,395	7,395
Participating VRDN:
Series BA 97 F, 3.57% (Liquidity Facility Bank of America NA) (b)(g)	9,285	9,285
Series FRRI 00 N13, 3.35% (Liquidity Facility Bank of New York NA) (b)(g)	7,500	7,500
Series FRRI 98 2, 3.3% (Liquidity Facility Bank of New York NA) (b)(g)	5,600	5,600
Series FRRI 99 2, 3.35% (Liquidity Facility Commerzbank AG) (b)(g)	2,400	2,400
Series Merlots 99 D, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	10,900	10,900
Alaska Ind. Dev. & Export Auth. Rev. (Fairbanks Gold Mining Proj.) Series 1997, 3.35%, LOC Bank of Nova Scotia, VRDN (b)(e)	64,900	64,900
Valdez Marine Term. Rev.:
Participating VRDN Series MSDW 98 146, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	15,500	15,500
(Atlantic Richfield Co. Proj.) Series 1994 B, 3.25%, VRDN (b)	10,200	10,200
		141,180
Arizona - 2.3%
Arizona Health Facilities Auth. Rev.:
(Arizona Health Care Pooled Fing. Prog.) Series 2000 A, 3.2%, VRDN (b)	35,600	35,600
(Blood Sys., Inc. Proj.) Series 1995, 3.6%, LOC Bank One, Arizona NA, VRDN (b)	6,805	6,805
Arizona Trans. Board Excise Tax Rev. Bonds 5% 7/1/01	13,400	13,426
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Aztec Pulp & Paper Prod. Proj.) Series 2000 A, 3.75%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 4.35%, tender 9/1/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed) (b)(e)	$ 12,700	$ 12,700
Flagstaff Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.) 5.5% tender 3/1/01, CP mode (e)	2,100	2,100
(Citizens Communications Co. Proj.) Series 1997, 4.7%, VRDN (b)(e)	2,900	2,900
Maricopa County Ind. Dev. Auth. Ind. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.) Series 1988, 5.5% tender 3/6/01, CP mode (e)	3,000	3,000
(Clayton Homes Proj.) Series 1998, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	4,200	4,200
Mesa Muni. Dev. Corp. Bonds:
Series 1985, 3.4% tender 4/4/01, LOC Westdeutsche Landesbank Girozentrale, CP mode	19,400	19,400
Series 1996 A, 3.4% tender 4/4/01, LOC Westdeutsche Landesbank Girozentrale, CP mode	4,800	4,800
Mohave County Indl. Dev. Auth. Bonds (Citizens Communications Co. Proj.) Series 1993 E, 5.5% tender 3/1/01, CP mode (e)	17,860	17,860
Navajo County Ind. Dev. Auth. Ind. Rev. (Citizens Communications Co. Proj.):
Series 1997 B, 4.7%, VRDN (b)(e)	2,495	2,495
Series 1997, 5%, VRDN (b)(e)	3,800	3,800
Phoenix Ind. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 3.25%, LOC Gen. Elec. Cap. Corp., VRDN (b)	6,000	6,000
Phoenix Ind. Dev. Auth. Rev.:
(Marlyn Nutraceuticals Proj.) 3.75%, LOC Bank One, Arizona NA, VRDN (b)(e)	3,300	3,300
(Plastican Proj.) Series 1997, 3.3%, LOC Fleet Bank NA, VRDN (b)(e)	2,625	2,625
(V.A.W. of America Proj.) Series 1997, 3.7%, LOC Bank of America NA, VRDN (b)(e)	1,100	1,100
Phoenix Indl. Dev. Auth. Rev. (Independent Newspaper, Inc. Proj.) Series 2000, 3.7%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	2,100	2,100
Pima County Ind. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 3.67% (Liquidity Facility Bank of New York NA) (b)(e)(g)	12,330	12,330
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 3.3% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	3,240	3,240
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Pima County Indl. Dev. Rev. Participating VRDN Series RF 00 16, 3.67% (Liquidity Facility Bank of New York NA) (b)(e)(g)	$ 5,595	$ 5,595
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN Series MSDW 00 274, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	10,000	10,000
Series 1997 A, 3.4% 7/25/01, CP	13,700	13,700
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (Citizens Communications Co. Proj.):
Series 1993, 5.5% tender 3/1/01, CP mode (e)	6,500	6,500
Series 1997, 5.5% tender 3/1/01, CP mode (e)	4,500	4,500
(Oxycal Lab. Proj.) Series 1999 A, 3.75%, LOC Bank One, Arizona NA, VRDN (b)(e)	2,900	2,900
		207,976
Arkansas - 0.8%
Arkansas Dev. Auth. Ind. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 3.7%, LOC Bank of America NA, VRDN (b)(e)	3,700	3,700
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 4.45% (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	7,140	7,140
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 3.7%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	5,200	5,200
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co. Proj.) Series 1992, 3.35%, LOC Suntrust Bank, VRDN (b)(e)	15,800	15,800
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 3.7%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Crossett Poll. Cont. Rev. (Georgia-Pacific Corp. Proj.) 3.45%, LOC Suntrust Bank, VRDN (b)	6,500	6,500
Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) Series 1996, 3.57%, LOC Commerzbank AG, VRDN (b)(e)	21,850	21,850
Pine Bluff Ind. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 3.7%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	3,400	3,400
Univ. of Arkansas Rev. (UAMS Campus Proj.) Series 1998, 3.2% (MBIA Insured), VRDN (b)	2,900	2,900
West Memphis Ind. Dev. Rev. (Proform Co. LLC Proj.) Series 1996, 3.6%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	975	975
		72,965
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - 0.1%
California Student Ed. Ln. Marketing Corp. Student Ln. Rev. Bonds Series 1994 A, 4.8%, tender 6/1/01, LOC State Street Bank & Trust Co. (b)(e)	$ 6,000	$ 6,000
Orange County Hsg. Fin. Auth. Participating VRDN Series 96C0906, 3.59% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	4,075	4,075
		10,075
Colorado - 2.6%
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 3.8% (Fannie Mae Guaranteed), VRDN (b)(e)	8,300	8,300
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.3%, LOC Bank One, Colorado NA, VRDN (b)	13,900	13,900
Colorado Hsg. Fin. Auth. Rev. Participating VRDN:
Series BA 96 E, 3.62% (Liquidity Facility Bank of America NA) (b)(e)(g)	5,035	5,035
Series FRRI 00 A4, 3.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	6,900	6,900
Series Putters 120, 3.62% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(e)(g)	7,865	7,865
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 3.57% (Liquidity Facility Societe Generale) (b)(g)	11,480	11,480
Colorado Student Oblig. Auth.:
Series 1999 A2, 3.25% (AMBAC Insured), VRDN (b)(e)	13,400	13,400
Series 1999 A3, 3.25% (AMBAC Insured), VRDN (b)(e)	7,300	7,300
Denver City & County Arpt. Rev.:
Bonds:
Series 1997 A:
4.35% tender 3/7/01, LOC Bayerische Landesbank Girozentrale, CP mode (e)	13,100	13,100
4.45% tender 4/5/01, LOC Bayerische Landesbank Girozentrale, CP mode (e)	9,600	9,600
Series 1997 B, 4.35% tender 3/7/01, LOC Bayerische Landesbank Girozentrale, CP mode (e)	3,300	3,300
Participating VRDN:
Series 1997 Q, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,600	6,600
Series FRRI A73, 3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	9,750	9,750
Series MSDW 98 153, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	21,580	21,580
Series PA 762, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series PA 764R, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 4,995	$ 4,995
Series PT 249, 3.59% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	6,050	6,050
Series 2000 A:
4.25% 6/20/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP (e)	10,500	10,500
4.35% 3/7/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP (e)	4,000	4,000
Series 2000 C, 3.25% (MBIA Insured), VRDN (b)(e)	13,600	13,600
Denver City & County Spl. Facilites Arpt. Rev. (Worldport at DIA Proj.) Series A, 3.3%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)(e)	27,580	27,580
Fort Collins Ind. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3.75%, LOC Bank One, Colorado NA, VRDN (b)(e)	1,120	1,120
Fort Collins Multi-family Hsg. Rev. Bonds (Dry Creek Apt. Proj.) 5.05%, tender 5/1/01, LOC Fifth Third Bank, Cincinnati (b)(e)	4,490	4,490
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 3.81%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,160	8,160
Summit County School District # RE-1 TAN 4.75% 6/29/01	9,135	9,145
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 3.8% (Fannie Mae Guaranteed), VRDN (b)(e)	4,510	4,510
		237,255
Connecticut - 0.0%
Connecticut Hsg. Fin. Auth. Participating VRDN Series Merlots 97 L, 3.25% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,560	4,560
Delaware - 0.5%
Delaware Econ. Dev. Auth. Multi-family Rev. (Schoolhouse Trust Prog.) 3.3%, LOC HSBC Bank USA, VRDN (b)	23,200	23,200
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1999 A, 3.3%, VRDN (b)	3,200	3,200
Series 1999 B, 3.4%, VRDN (b)(e)	5,500	5,500
(Philip Morris Co., Inc. Proj.) Series 1992, 3.6%, VRDN (b)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Delaware - continued
Delaware Gen. Oblig. Participating VRDN Series ROC 00 9, 3.57% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	$ 9,215	$ 9,215
Delaware Hsg. Auth. Rev. Participating VRDN Series 96C0801, 3.82% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	5,765	5,765
		50,180
District Of Columbia - 2.4%
District of Columbia Gen. Oblig. Participating VRDN:
Series ROC II 99 10, 3.57% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	5,905	5,905
Series ROC II 99 12, 3.57% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,420	6,420
District of Columbia Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series 2000 B, 4.35% 3/21/01 (Trinity Fdg. Guaranteed) (e)	21,500	21,500
Series 2000 E, 4.6% 7/23/01 (e)	8,500	8,500
Series 2001 B, 3.4% 10/1/01	13,700	13,700
Participating VRDN Series CDC 00 I, 3.62% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	6,295	6,295
District of Columbia Hsg. Fin. Agcy. Multi Family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	8,825	8,825
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 3.72% (Liquidity Facility Bank of New York NA) (b)(e)(g)	8,455	8,455
District of Columbia Hsg. Fin. Auth. Multi-family Hsg. Rev. (Mount Vernon Plaza Apts. Proj.) Series 1991, 3.65%, LOC Bank One NA, VRDN (b)(e)	13,105	13,105
District of Columbia Rev.:
Bonds Series 2000, 3.5% tender 3/16/01, LOC Bank One NA, CP mode	18,000	18,000
(Arnold & Porter Proj.) Series 1999, 3.6%, LOC Crestar Bank, VRDN (b)(e)	6,750	6,750
(Fort Lincoln New Town/Premdist LLC Proj.) Series 2000, 3.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	7,200	7,200
(Saint Patrick's Episcopal Proj.) 3.5%, LOC Suntrust Bank, VRDN (b)	11,000	11,000
District of Columbia Wtr. & Swr. Auth. Participating VRDN:
Series 985201, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	12,300	12,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Participating VRDN: - continued
Series ROC II 99 5, 3.57% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	$ 9,505	$ 9,505
Metro. Washington Apt. Auth. PFC Rev. Series A:
3.45% 8/21/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	1,700	1,700
3.6% 4/5/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	16,100	16,100
3.6% 4/11/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	10,000	10,000
4.4% 4/10/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	18,800	18,800
4.45% 4/5/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	15,600	15,600
		219,660
Florida - 4.3%
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 3.5% (AMBAC Insured) (BPA Bank of Nova Scotia), VRDN (b)(e)	24,400	24,400
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.67% (Liquidity Facility Bank of New York NA) (b)(e)(g)	12,700	12,700
Florida Board of Ed. Participating VRDN Series 010902, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	12,300	12,300
Florida Board of Ed. Cap. Outlay:
Bonds Series 2001 A, 5% 6/1/01	3,480	3,494
Participating VRDN Series PT 1223, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,000	4,000
Florida Cap. Projects Fin. Auth. (Florida Hosp. Assoc. Cap. Proj.) Series 1998 A, 3.2% (FSA Insured), VRDN (b)	20,000	20,000
Florida Division Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MSDW 00 317, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	6,948	6,948
Florida Gulf Coast Univ. Ctfs. of Prtn. Series 2000, 3.55%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	3,300	3,300
Florida Hsg. Fin. Agcy. Rev. (Town Colony II Proj.) Series 1985 EE, 3.2%, LOC Cr. Suisse First Boston Bank, VRDN (b)	2,000	2,000
Florida Local Govt. Fin. Auth. Rev. Series B, 4.35% 6/7/01, LOC First Union Nat'l. Bank, North Carolina, CP (e)	6,500	6,500
Hillsborough County Indl. Dev. Auth. Edl. Rev. (Berkeley Preparatory School, Inc. Proj.) Series 1999, 3.5%, LOC Bank of America NA, VRDN (b)	2,550	2,550
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Jacksonville Elec. Auth. Rev. Series C1, 4.35% 4/10/01, CP	$ 7,500	$ 7,500
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1985 C, 4.4% tender 4/10/01 (Liquidity Facility Suntrust Bank), CP mode	18,700	18,700
Series 1985 D, 4.4% tender 4/10/01 (Liquidity Facility Suntrust Bank), CP mode	10,700	10,700
Series 1992 B, 4.4% tender 4/10/01 (Liquidity Facility Suntrust Bank), CP mode	10,200	10,200
Series 1995 A:
4.35% tender 3/8/01 (Liquidity Facility Suntrust Bank), CP mode	18,000	18,000
4.4% tender 4/10/01 (Liquidity Facility Suntrust Bank), CP mode	1,600	1,600
Series 1997 B, 4.4% tender 4/10/01 (Liquidity Facility Suntrust Bank), CP mode	26,905	26,905
Miami Dade County Aviation Series A, 3.5% 4/10/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP (e)	21,000	21,000
Miami Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,580	6,580
Miami-Dade County Ind. Dev. Rev. (Airis Miami LLC Proj.) Series 1999 A, 3.25% (AMBAC Insured), VRDN (b)(e)	15,800	15,800
Orange County Health Facilities Auth. Rev. (Florida Hosp. Assoc. Health Proj.) Series 2000 A, 3.2%, VRDN (b)	32,600	32,600
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.75%, LOC Nat'l. City Bank, VRDN (b)(e)	1,500	1,500
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Bonds Series A2, 3.25% 10/1/01 (e)	18,000	18,000
Sarasota County Pub. Hosp. District Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1996 A:
4.35% tender 3/8/01, CP mode	5,400	5,400
4.4% tender 3/8/01, CP mode	26,800	26,800
Sunshine State Govt. Fing. Commission Rev.:
Series B, 3.4% 7/25/01 (FGIC Insured), CP	16,700	16,700
Series C:
3.4% 7/26/01 (AMBAC Insured), CP	3,000	3,000
3.45% 7/13/01 (FGIC Insured), CP (e)	13,400	13,400
Series D, 3.4% 7/25/01 (FGIC Insured) (AMBAC Insured), CP	38,792	38,792
		391,369
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - 4.7%
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev. (Philip Morris Co. Proj.) 3.58%, VRDN (b)	$ 9,590	$ 9,590
Albany Gen. Oblig. TAN 3.9% 12/31/01	5,000	5,002
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,000	5,000
Series MSDW 00 313, 3.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	3,350	3,350
Series MSDW 00 375, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	14,345	14,345
Series PA 677R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,730	5,730
Series SG 138, 3.54% (Liquidity Facility Societe Generale) (b)(g)	11,500	11,500
Atlanta Urban Residential Fin. Auth. Multi-family Rev.:
(Brentwood Creek Apts. Proj.) Series 1999, 3.6%, LOC Suntrust Bank, VRDN (b)	4,720	4,720
(Carver Redev. Proj.) Series 2000, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	7,000	7,000
(Villages of Cascade Proj.) Series 1997 A, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	6,700	6,700
Bibb County Dev. Auth. Rev. Series 1998, 3.5%, LOC Suntrust Bank, VRDN (b)	11,700	11,700
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	5,100	5,100
Brooks County Dev. Auth. Rev. (Presbyterian Home, Inc. Proj.) 3.5%, LOC Suntrust Bank, VRDN (b)	2,600	2,600
Burke County Ind. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series CDC 00 G, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	11,975	11,975
Canton Hsg. Auth. Multi-family Hsg. Rev. (Canton Mill Lofts Proj.) Series 1999, 3.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	13,100	13,100
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 3.65%, LOC Danske Bank AS, VRDN (b)(e)	3,500	3,500
Clayton County Hsg. Auth. Multi-family Hsg. Rev. (Hyde Park Club Apts. Proj.) Series 1997, 3.25%, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
Cobb County Dev. Auth. Ind. Dev. Rev. (Amoena Corp. Proj.) Series 1992, 3.7%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Dawson County Dev. Auth. (Phillips & Brooks/Gladwin, Inc. Proj.) Series 1999, 3.65%, LOC Bank of America NA, VRDN (b)(e)	$ 2,400	$ 2,400
DeKalb County Dev. Auth. Ind. Dev. Rev. (Qualex Proj.) 3.7%, LOC Comerica Bank, Texas, VRDN (b)(e)	2,600	2,600
DeKalb County Hosp. Auth. Rev. (Med. Ctr. Proj.) Series B, 3.5%, LOC Suntrust Bank, VRDN (b)	2,200	2,200
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Bryton Hill Apts. Proj.) Series 1996, 3.65%, LOC PNC Bank NA, VRDN (b)(e)	2,000	2,000
(Eagles Trace Apts. Proj.) Series 1996, 3.31%, LOC Fannie Mae, VRDN (b)(e)	9,350	9,350
(Lenox Pointe Proj.) Series 1996 A, 3.6%, LOC Southtrust Bank NA, VRDN (b)	8,305	8,305
(Post Walk Proj.) 3.1% (Fannie Mae Guaranteed), VRDN (b)	4,300	4,300
(Robins Landing Proj.) 3.6%, LOC Bank of America NA, VRDN (b)(e)	12,850	12,850
Floyd County Dev. Auth. Rev.:
(Berry College, Inc. Proj.) Series 1999, 3.5%, LOC Suntrust Bank, VRDN (b)	2,000	2,000
(Darlington School Proj.) Series 2000, 3.6%, LOC Suntrust Bank, VRDN (b)	12,800	12,800
Fulton County Dev. Auth. (Woodward Academy, Inc. Proj.) Series 1997, 3.5%, LOC Suntrust Bank, VRDN (b)	9,000	9,000
Fulton County Hsg. Auth. Multi-family Hsg. Rev.:
(Champions Green Apts. Proj.) Series A, 3.3%, LOC Southtrust Bank NA, VRDN (b)	10,565	10,565
(Walton Falls Apt. Proj.) Series 1999, 3.62%, LOC Wachovia Bank NA, VRDN (b)(e)	18,000	18,000
Georgia Gen. Oblig.:
Bonds Series F, 6.5% 12/1/01	6,200	6,345
Participating VRDN:
Series Putters 128, 3.55% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	9,490	9,490
Series ROC 00 18, 3.57% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	10,395	10,395
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,595	4,595
Georgia Port Auth. Rev. (Colonel's Island Term. Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	2,800	2,800
Gwinnett County Dev. Auth. Ind. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Gwinnett County Dev. Auth. Ind. Dev. Rev.: - continued
(Klockner Namasco Corp. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	$ 1,000	$ 1,000
(Network Publications Proj.) Series 8, 3.65%, LOC Bank of America NA, VRDN (b)	2,400	2,400
(O'Neal Steel, Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	600	600
(Shepherd Construction Co., Inc. Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	800	800
Gwinnett County Dev. Auth. Rev. (Greater Atlanta School Proj.) Series 1998, 3.5%, LOC Suntrust Bank, VRDN (b)	6,000	6,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 3.31% (Fannie Mae Guaranteed), VRDN (b)(e)	10,700	10,700
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 3.6%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	2,500	2,500
Jenkins County Dev. Auth. Ind. Rev. (Metal Industries, Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	2,000	2,000
Lafayette Dev. Auth. Rev. (The Dixie Group Proj.) Series 1998, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	3,000	3,000
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series SG 57, 3.54% (Liquidity Facility Societe Generale) (b)(g)	13,605	13,605
Paulding County Ind. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.7%, LOC Bank One NA, Michigan, VRDN (b)(e)	2,905	2,905
Richmond County Dev. Auth. Solid Waste Disp. Rev. (Evergreen Nylon Recycling Proj.) Series 1998, 3.25%, LOC BNP Paribas SA, VRDN (b)(e)	23,000	23,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Autumnbrook Apts. Proj.) Series 1991 A, 3.65%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	7,165	7,165
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.6%, VRDN (b)(e)	1,500	1,500
(Kaolin Term., Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	7,750	7,750
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (Post Valley Proj.) 3.1% (Fannie Mae Guaranteed), VRDN (b)	18,400	18,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 3.7%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	10,000	10,000
Summerville Ind. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.62%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Vienna Dev. Auth. Ind. Dev. Rev. (Mid-Georgia Processing Co. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	$ 3,500	$ 3,500
Ware County Hosp. Auth. Rev. Ctfs. of Prtn. (Baptist Village Proj.) 3.5%, LOC Suntrust Bank, VRDN (b)	7,500	7,500
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 3.55%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	11,700	11,700
Winder-Barrow Indl. Bldg. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) 3.55%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Worth County Ind. Dev. Auth. Ind. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 3.6%, LOC Suntrust Bank, VRDN (b)	2,645	2,645
		424,877
Hawaii - 0.8%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev.:
Bonds:
(Citizens Communications Co. Proj.):
Series 1988 B, 5.5% tender 3/1/01, CP mode (e)	5,600	5,600
Series 1988 C, 5.5% tender 3/7/01, CP mode (e)	2,500	2,500
(Citizens Communications The Gas Co. Proj.) Series 2000, 5.5% tender 3/1/01, CP mode (e)	19,600	19,600
Participating VRDN Series PA 795R, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,000	8,000
Hawaii Gen. Oblig. Participating VRDN Series 001101, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	6,470	6,470
Hawaii Hsg. & Cmnty. Dev. Corp.:
Bonds Series 2000 M, 4.4%, tender 3/15/01 (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	16,015	16,015
Participating VRDN Series PA 706R, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,630	5,630
Hawaii Hsg. Fin. & Dev. Corp. Participating VRDN Series Merlots 01 A15, 3.4% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	10,000	10,000
		73,815
Idaho - 0.4%
Idaho Hsg. & Fin. Assoc.:
Participating VRDN:
Series PA 145 A, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,240	2,240
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Idaho - continued
Idaho Hsg. & Fin. Assoc.: - continued
Participating VRDN:
Series PT 1152, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 5,270	$ 5,270
Series PT 247, 3.59% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	2,885	2,885
(Trinity Plus Fdg. Prog.) Series 1, 3.3%, VRDN (b)(e)	26,230	26,230
		36,625
Illinois - 9.7%
Bolingbrook Multi-family Hsg. Rev. (Amberton Apts. Proj.) 3.25%, LOC Lasalle Bank NA, VRDN (b)(e)	12,300	12,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.35% (Fannie Mae Guaranteed), VRDN (b)(e)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 3.3%, LOC Bank One NA, Chicago, VRDN (b)(e)	35,400	35,400
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.62% (Liquidity Facility Bank of America NA) (b)(g)	18,690	18,690
Series Merlots 00 A14, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,845	4,845
Series Merlots 97 E, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,700	8,700
Series MSDW 01 467, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	3,000	3,000
Series SGA 98, 3.24% (Liquidity Facility Societe Generale) (b)(g)	7,820	7,820
Chicago Gen. Oblig.:
Bonds:
Series 2001, 3.65%, tender 8/9/01, LOC Landesbank Hessen-Thuringen (b)	13,500	13,500
Series A, 4.25%, tender 10/25/01, LOC Landesbank Hessen-Thuringen (b)	32,300	32,300
Participating VRDN Series 001308, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	9,900	9,900
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,135	4,135
(Enterprise Ctr. VII Proj.) Series 1992, 3.35%, LOC Bank One, Illinois NA, VRDN (b)(e)	7,200	7,200
(Flying Food Fare Midway Proj.) 3.7%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
(Guernsey Bel, Inc. Proj.) Series 1996 B, 3.82%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Metro. Wtr. Reclamation District Participating VRDN Series CDC 00 AB, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	$ 6,650	$ 6,650
Chicago Midway Arpt. Rev. (American TransAir Proj.) Series 1999, 3.45%, LOC Bank One, Indiana NA, VRDN (b)(e)	5,000	5,000
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds:
Series 1999 X1, 4.55%, tender 5/10/01 (AMBAC Insured) (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	5,295	5,295
Series 1999 X2, 4.55%, tender 5/10/01 (AMBAC Insured) (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	32,670	32,670
Series 1988 A, 3.35%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	59,900	59,900
Series A, 4.4% 4/10/01, LOC Commerzbank AG, CP (e)	3,040	3,040
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Participating VRDN Series FRRI 00 L28, 3.4% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	7,000	7,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 3.6%, LOC Northern Trust Co., LOC Bank One NA, VRDN (b)	22,000	22,000
Chicago Sales Tax Rev. Participating VRDN Series Merlots 00 AAA, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	12,470	12,470
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 3.4% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	6,475	6,475
Series Merlots 00 A21, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	1,265	1,265
Series PT 448, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,125	5,125
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,200	9,200
Series Merlots 97 V, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.57%, LOC Bank One NA, Chicago, VRDN (b)(e)	12,200	12,200
Cook & Kelb County Unified School District #300 Participating VRDN Series 001301, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	14,850	14,850
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN:
Series 011302, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 14,550	$ 14,550
Series PA 591, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,305	5,305
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Bonds (William Rainey Harper College Proj.) Series A, 4.25% 12/1/01	4,825	4,858
Du Page County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,765	9,765
Fulton Indl. Dev. Rev. (JT Cullen Co., Inc. Proj.) 3.3%, LOC Firstar Bank NA, VRDN (b)(e)	4,585	4,585
Glendale Heights Participating VRDN Series PT 106, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,600	2,600
Hennepin Wetlands Restoration Rev. (Hopper Lakes Proj.) Series 2000, 3.6%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	5,000	5,000
Illinois Dev. Fin. Auth. Envir. Facilities Rev. (Citizens Communications Co. Proj.) Series 1997, 5%, VRDN (b)(e)	12,425	12,425
Illinois Dev. Fin. Auth. Ind. Dev. Rev.:
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.7%, LOC Lasalle Bank NA, VRDN (b)(e)	2,482	2,482
(Overton Gear & Tool Corp. Proj.) Series 1994, 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,160	1,160
(Quality Screw & Nut Co. Proj.) Series 2000 A, 3.75%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	5,250	5,250
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	6,235	6,235
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Illinois Pwr. Co. Proj.):
Series 1987 D, 3.2%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)(e)	20,700	20,700
Series 1997 A, 3.25% (MBIA Insured), VRDN (b)(e)	40,500	40,500
Series 1997 B, 3.3% (MBIA Insured), VRDN (b)(e)	36,600	36,600
Series 1997 C, 3.3% (MBIA Insured), VRDN (b)(e)	15,200	15,200
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series A, 3.2% (Bank of America NA Guaranteed), VRDN (b)	19,055	19,055
(Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 3.2%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
(Museum of Contemporary Art Proj.) Series 1994, 3.2%, LOC Bank One NA, Michigan, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Rev.:
Participating VRDN:
Series 981302, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 11,600	$ 11,600
Series Merlots 97 U, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,040	9,040
4.35% 6/15/01, CP	7,800	7,800
Illinois Gen. Oblig. Participating VRDN:
Series 001302, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Series 001304, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	9,100	9,100
Series MSDW 98 143, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	13,000	13,000
Series Putters 133, 3.57% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	7,565	7,565
Series ROC 00 10, 3.57% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	12,365	12,365
Illinois Health Facilities Auth. Rev.:
(Franciscan Eldercare Svc. Proj.) Series 20001, 3.57%, LOC Lasalle Bank NA, VRDN (b)	16,460	16,460
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 3.62% (MBIA Insured), VRDN (b)	18,605	18,605
(Southern Illinois Health Care Proj.) 3.3% (MBIA Insured), VRDN (b)	3,000	3,000
(Swedish Covenant Hosp. Proj.):
Series 1995, 3.25% (AMBAC Insured), VRDN (b)	6,565	6,565
Series 1998, 3.25% (AMBAC Insured), VRDN (b)	6,020	6,020
Illinois Hsg. Dev. Auth. Rev. Participating VRDN Series Merlots 00 W, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	9,990	9,990
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	4,500	4,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series CDC 00 Y, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	7,415	7,415
Series SG 3, 3.54% (Liquidity Facility Societe Generale) (b)(g)	4,000	4,000
Series SGB 19, 3.57% (Liquidity Facility Societe Generale) (b)(g)	8,675	8,675
Illinois Sports Facilities Auth. Participating VRDN Series Merlots 00 A36, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1996 A, 3.25%, LOC Bank of America NA, VRDN (b)(e)	$ 24,600	$ 24,600
Series 1998 A, 3.25% (MBIA Insured) (BPA Bank of America NA), VRDN (b)(e)	14,600	14,600
Series AI, 3.25% (MBIA Insured), VRDN (b)(e)	16,505	16,505
Series AII, 3.25% (MBIA Insured), VRDN (b)(e)	17,500	17,500
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.28%, LOC Freddie Mac, VRDN (b)(e)	3,800	3,800
Metro Pier & Exposition Auth. Rev. Participating VRDN Series 001306, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	7,520	7,520
Metro. Pier & Exposition Auth. Dedicated Tax Rev. Participating VRDN Series MSDW 00 296, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	2,495	2,495
Mundelein Ind. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,445	4,445
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 3.28%, LOC Lasalle Bank NA, VRDN (b)(e)	2,800	2,800
Rockford Ind. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	1,800	1,800
Saint Charles Ind. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.4%, LOC Bank One, Texas NA, VRDN (b)(e)	7,100	7,100
Univ. of Illinois Rev. Participating VRDN:
Series Merlots 00 S, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,500	3,500
Series SG 65, 3.54% (Liquidity Facility Societe Generale) (b)(g)	2,705	2,705
Vernon Hills Ind. Dev. Rev. (Accurate Transmissions Proj.) 3.6%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,995	4,995
West Chicago Ind. Dev. Auth. Ind. Dev. Rev. (Bison Gear & Engineering Corp. Proj.) 3.7%, LOC Bank of America NA, VRDN (b)(e)	5,420	5,420
Will-Kankakee Reg'l. Dev. Auth. Indl. Dev. Rev. (Unimast, Inc. Proj.) Series 2000, 3.6%, LOC Citibank NA, New York, VRDN (b)(e)	3,000	3,000
		879,565
Indiana - 4.8%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 3.65%, LOC Fed. Home Ln. Bank of New York, VRDN (b)(e)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Burns Hbr. Ind. Dev. Rev. (J&F Steel Corp. Proj.) 3.75%, LOC Societe Generale, VRDN (b)(e)	$ 7,600	$ 7,600
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	4,450	4,450
Connersville Econ. Dev. Rev. (Inland Southern Corp. Proj.) Series 1997, 3.25%, LOC Bank of America NA, VRDN (b)(e)	1,080	1,080
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	3,200	3,200
Elkhart County Econ. Dev. Rev. (Burger Dairy Proj.) 3.95%, LOC Old Kent Bank, Michigan, VRDN (b)(e)	1,560	1,560
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 3.68%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	6,200	6,200
Fort Wayne Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 3.3%, VRDN (b)	12,725	12,725
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 3.6%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,159	2,159
Greenwood Econ. Dev. Rev. (Endress & Hauser, Inc. Proj.) Series A, 3.8%, LOC Deutsche Bank AG, VRDN (b)(e)	4,000	4,000
Indiana Bond Bank TAN Series A2, 4% 1/22/02, LOC Bank of New York NA	97,100	97,670
Indiana Dev. Auth. Solid Waste Disp. Rev. Bonds (Pure Air on the Lake Proj.):
Series 1990 A, 4.25% tender 6/8/01, LOC Landesbank Hessen-Thuringen, CP mode (e)	25,700	25,700
Series 1991 A, 4.25% tender 6/8/01, LOC Landesbank Hessen-Thuringen, CP mode (e)	10,000	10,000
Indiana Edl. Facilities Auth. Rev. BAN (Wabash College Proj.) 4.85% 5/3/01	10,000	10,006
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 3.6%, LOC Bank One NA, Michigan, VRDN (b)	15,000	15,000
Indiana Hsg. Fin. Auth. Participating VRDN:
Series Merlots 00 B6, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,120	4,120
Series Merlots 97 H, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	8,435	8,435
Series PT 246, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,880	5,880
Indiana Office Bldg. Communication Cap. Complex Rev. Series A, 3.4% 7/10/01 (Liquidity Facility Bank One NA, Michigan), CP	24,000	24,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Univ. Revs. Series A, 3.55% 4/11/01, LOC Bank One, Indiana NA, CP	$ 13,055	$ 13,055
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 3.24% (Liquidity Facility Societe Generale) (b)(g)	7,435	7,435
Indianapolis Arpt. Facilities Rev. 4.45% 4/5/01, LOC Bank One, Indiana NA, CP (e)	18,600	18,600
Indianapolis Econ. Dev. Rev. (US LLC Proj.) Series 1996, 3.75%, LOC Bank One, Indiana NA, VRDN (b)(e)	605	605
Indianapolis Gas Util. Sys. Rev.:
4.2% 6/20/01, CP	2,000	2,000
4.25% 6/20/01, CP	1,900	1,900
4.4% 4/5/01, CP	20,200	20,200
Indianapolis Local Pub. Impt. Bond Bank TAN Series 2000 F, 4.75% 7/9/01	9,525	9,542
Kendallville Ind. Dev. Rev. (Philip Morris Co., Inc. Proj.) Series 1993, 3.6%, VRDN (b)	2,475	2,475
Lawrence County Ind. Dev. Rev. (D&M Tool Proj.) 3.67%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	2,000	2,000
Logansport Ind. Dev. Rev. (Nelson Tube Co. Proj.) Series 1996, 3.67%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,260	1,260
Morristown Envir. Impt. Rev. (Eftec, Inc. Proj.) Series 2000, 3.7%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	7,700	7,700
Muncie Ind. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 3.7%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Petersburg Poll. Cont. Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
3.75% tender 4/12/01, CP mode	6,000	6,000
3.9% tender 3/9/01, CP mode	13,000	13,000
Petersburg Solid Waste Disp. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1995 C, 3.4%, VRDN (b)(e)	20,800	20,800
Series 1996, 3.4%, VRDN (b)(e)	20,000	20,000
Purdue Univ. Univ. Rev. Participating VRDN Series PA 760R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,400	4,400
Rockport Ind. Dev. Rev. (AK Steel Corp. Proj.) Series 1998 A, 3%, LOC PNC Bank NA, VRDN (b)(e)	10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 3.25%, LOC PNC Bank NA, VRDN (b)(e)	9,000	9,000
Scottsburg Ind. Dev. Rev. (Multi-Color Corp. Proj.) 3.7%, LOC PNC Bank NA, VRDN (b)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 4.4% tender 4/6/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	$ 3,700	$ 3,700
Series 1985 L5, 4.35% tender 3/8/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	2,300	2,300
Series 1985 L6, 4.4% tender 4/6/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	3,200	3,200
		435,357
Iowa - 0.1%
Iowa Fin. Auth. Small Bus. Dev. Rev. (Corporate Ctr. Proj.) 3.55%, LOC Bank of America NA, VRDN (b)	6,000	6,000
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1998 B, 4.55%, VRDN (b)	11,045	11,045
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop. Proj.) Series 1985 C2, 4.4% tender 4/6/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	2,200	2,200
Butler County Solid Waste Disp. & Cogeneration Rev. (Texaco Refining & Mktg. Proj.) Series 1996 B, 3.35%, VRDN (b)(e)	2,900	2,900
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 3.65%, LOC Bank of America NA, VRDN (b)(e)	21,500	21,500
Kansas City Util. Sys. Rev. Participating VRDN Series FRRI 1, 3.3% (Liquidity Facility Bank of New York NA) (b)(g)	14,840	14,840
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series 001601, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 4.5%, VRDN (b)	7,500	7,500
Wichita Arpt. Facilities Rev. (Cessna Citation Proj.) 3.35%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	3,745	3,745
		68,730
Kentucky - 2.3%
Boone County Ind. Dev. Rev. (Hennegan Co. Proj.) 3.6%, LOC Firstar Bank NA, VRDN (b)	1,015	1,015
Carroll County Solid Waste Disp. Rev.:
(Celotex Corp. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	7,900	7,900
(North American Stainless Proj.) 3.6%, LOC Bank One NA, Chicago, VRDN (b)(e)	7,800	7,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.3% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	$ 4,000	$ 4,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.3% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	20,450	20,450
Series 1993 B, 3.3% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	8,900	8,900
Series 1994 A, 3.3% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	6,200	6,200
Elizabethtown Ind. Bldg. Rev. (Altec Proj.) Series 1997, 3.35%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Franklin County Ind. Dev. Rev. (Certified Tool & Manufacturing Proj.) 3.75%, LOC Bank One, Illinois NA, VRDN (b)(e)	2,880	2,880
Glasgow Indl. Bldg. Rev. (Felker Brothers Corp. Proj.) 3.3%, LOC Firstar Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 3.65%, LOC Firstar Bank NA, VRDN (b)(e)	7,000	7,000
Jefferson County Hosp. Rev. Participating VRDN Series FRRI L4, 3.3% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	7,800	7,800
Jefferson County Ind. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 3.75%, LOC Bank One, Kentucky NA, VRDN (b)(e)	2,160	2,160
Jefferson County Retirement Home Rev. (Nazareth Library Proj.) 3.61%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,000	7,000
Kenton County Arpt. Board Spl. (Delta Airlines Co. Proj.) Series 2000 A, 3.2%, LOC Commerzbank AG, VRDN (b)(e)	6,100	6,100
Kentucky Asset Liability Commission Gen. Fund Rev. Bonds Second Series 1999 A, 3.5% tender 3/6/01, LOC Dexia Cr. Local de France, CP mode	16,100	16,100
Kentucky Asset Liability Commission Road Fund Rev. Bonds Second Series 1999, 4.35% tender 3/1/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP mode	21,000	21,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Goodwill Industries Kentucky, Inc. Proj.) 3.6%, LOC Bank One, Kentucky NA, VRDN (b)	2,865	2,865
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Merlots 00 B9, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,300	4,300
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Sys. Rev.:
Series 1996 A, 3.65%, LOC Nat'l. City Bank, Kentucky, VRDN (b)(e)	$ 29,150	$ 29,150
Series AA1, 3.65%, LOC Nat'l. City Bank, Kentucky, VRDN (b)(e)	8,900	8,900
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series 991701, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	6,115	6,115
Perry County Solid Waste Disp. Rev. (TJ Int'l. Proj.) Series 1998, 3.3%, LOC Wachovia Bank NA, VRDN (b)(e)	3,355	3,355
Pulaski County Solid Waste Disp. Rev. Bonds (Natural Rural Util. East Kentucky Pwr. Co. Proj.) Series 1983 B, 3.3%, tender 8/15/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed) (b)(e)	10,500	10,481
Walton Ind. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	1,690	1,690
		209,161
Louisiana - 1.4%
Caddo Parish Indl. Dev. Board Exempt Facilities Rev. (Atlas Proj.) Series 1996 A, 3.35%, LOC Deutsche Bank AG, VRDN (b)(e)	13,000	13,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Bonds Series C2, 4.65% 6/29/01 (e)	8,000	8,000
Jefferson Parish Hosp. Svc. District #2 Participating VRDN Series CDC 99 C, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	13,500	13,500
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Bonds Series 2000 C, 5.25%, tender 6/1/01 (AMBAC Guaranteed) (b)(e)	2,385	2,385
Louisiana Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 99 3, 3.72% (Liquidity Facility Bank of New York NA) (b)(e)(g)	7,285	7,285
Louisiana Pub. Facilities Auth. Rev. (Equip. & Cap. Pooled Ln. Prog.) Series 2000, 3.57%, LOC KBC Bank, NV, VRDN (b)	6,820	6,820
Lousiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) 3.65% (MBIA Insured), VRDN (b)	13,500	13,500
New Orleans Aviation Board Rev. Series 1997 A, 3.25% (MBIA Insured), VRDN (b)(e)	11,900	11,900
New Orleans City Gen. Oblig. Participating VRDN Series 001801, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	5,790	5,790
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 3.3%, VRDN (b)(e)	4,100	4,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
Saint James Parish Gen. Oblig. (American Iron Prod. Proj.) Series 1997, 3.7%, LOC Bank of America NA, VRDN (b)(e)	$ 7,000	$ 7,000
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 3.35%, LOC Wachovia Bank NA, VRDN (b)(e)	5,300	5,300
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991:
3.45% tender 4/5/01, CP mode	3,100	3,100
3.45% tender 8/24/01, CP mode	1,700	1,700
(Dow Chemical Co. Proj.):
Series 1993, 3.35%, VRDN (b)(e)	4,500	4,500
Series 1994 A, 3.35%, VRDN (b)(e)	17,000	17,000
Series 1995, 3.35%, VRDN (b)(e)	6,500	6,500
		131,380
Maine - 0.1%
Maine Gen. Oblig. BAN 4.5% 6/26/01	2,500	2,503
Maine Hsg. Auth. Mtg. Purchase Rev. Participating VRDN Series BA 99 P, 3.62% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,200	3,200
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 3.3%, LOC Bank of New York NA, VRDN (b)(e)	7,000	7,000
		12,703
Maryland - 1.4%
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 3.25%, LOC Danske Bank AS, VRDN (b)	2,000	2,000
Baltimore County Metro. District 3.5% 3/13/01, CP	10,000	10,000
Baltimore Gen. Oblig. Rev. Participating VRDN Series SGA 20, 3.24% (Liquidity Facility Societe Generale) (b)(g)	13,900	13,900
Howard County Econ. Dev. Rev. (Pace, Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	1,400	1,400
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 3.65%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Maryland Gen. Oblig. Bonds (State & Local Facilities Ln. Prog.) Third Series, 5% 10/15/01	5,000	5,053
Maryland State Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev.:
Bonds Series D, 4.7% 6/14/01 (e)	11,000	11,000
Participating VRDN:
Series CDC 00 O, 3.62% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	7,495	7,495
Series FRRI A66, 3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	21,700	21,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maryland - continued
Maryland State Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev.: - continued
Participating VRDN:
Series Merlots 00 lll, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	$ 13,420	$ 13,420
Series MSDW 00 270, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	4,995	4,995
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 3.25%, LOC Fannie Mae, VRDN (b)(e)	17,600	17,600
Northeast Maryland Waste Disp. Auth. Participating VRDN Series 97C2001, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	8,415	8,415
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series B, 5% 10/1/01	6,325	6,355
		126,333
Massachusetts - 0.1%
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 3.65% (Liquidity Facility Bank of America NA) (b)(g)	12,590	12,590
Michigan - 3.2%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 3.57%, LOC Northern Trust Co., VRDN (b)	5,700	5,700
Detroit Swr. Disp. Rev. Participating VRDN:
Series BS 99 81, 3.24% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	9,700	9,700
Series Merlots 00 I, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,200	3,200
Series SG 133, 3.54% (Liquidity Facility Societe Generale) (b)(g)	17,825	17,825
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,995	6,995
Detroit Wtr. Sys. Rev. Participating VRDN:
Series 992201, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	7,000	7,000
Series 992202, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	12,520	12,520
East Lansing School District Participating VRDN Series SGA 114, 3.24% (Liquidity Facility Societe Generale) (b)(g)	13,450	13,450
Michigan Gen. Oblig. Ctfs. of Prtn. Bonds 4% 10/1/01, LOC Bank of New York NA	25,800	25,912
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN Series 1997 X, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 7,200	$ 7,200
(Hosp. Equip. Ln. Prog.) Series A, 3.15%, LOC Nat'l. City Bank Michigan, Illinois, VRDN (b)	45,925	45,925
(United Memorial Hosp. Assoc. Proj.) Series 1999, 3.57%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	6,500	6,500
Michigan Muni. Bond Auth. Rev. Participating VRDN Series 002201, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	10,110	10,110
Michigan Strategic Fund Ltd. Oblig. Rev.:
Participating VRDN Series MSDW 00 382, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	8,745	8,745
(Dow Chemical Co. Proj.):
Series 1999, 3.35%, VRDN (b)(e)	1,800	1,800
Series 2000, 3.35%, VRDN (b)(e)	13,500	13,500
(Fintex LLC Proj.) Series 2000, 3.65%, LOC Comerica Bank, VRDN (b)(e)	3,600	3,600
(Majestic Ind., Inc. Proj.) 3.65%, LOC Comerica Bank, VRDN (b)(e)	2,200	2,200
(Nat'l. Rubber Michigan, Inc. Proj.) Series 1995, 3.3%, LOC Michigan Nat'l. Bank Farmington Hills, VRDN (b)(e)	2,100	2,100
(Orchestra Place Renewal Proj.) Series 2000, 3.57%, LOC Michigan Nat'l. Bank Farmington Hills, VRDN (b)	6,500	6,500
Michigan Strategic Fund Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1988:
4.45% tender 4/6/01, CP mode (e)	8,050	8,050
4.45% tender 4/12/01, CP mode (e)	2,000	2,000
Michigan Strategic Fund Solid Waste Disp. Rev.:
(Grayling Gen. Station Proj.) Series 1990, 3.2%, LOC Barclays Bank PLC, VRDN (b)(e)	100	100
(Great Lakes Recovery Proj.) 3.3%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,100	1,100
Oakland County Econ. Dev. Corp. (Pontiac Vision School Proj.) Series 2000, 4.05%, LOC Comerica Bank, VRDN (b)	6,705	6,705
Saline Area School District Bonds Series 2000 B, 4.35%, tender 5/3/01 (b)	12,100	12,100
Wayne Charter County Arpt. Rev. (Detroit Metro Wayne County Arpt. Proj.) Jr. Lien, 3.55% (FSA Insured), VRDN (b)(e)	38,000	38,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MSDW 98 56, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	$ 4,805	$ 4,805
Series MSDW 98 67, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	3,795	3,795
		287,137
Minnesota - 0.9%
Becker Poll. Cont. Rev.:
Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 1993 B:
3.45% tender 4/5/01, CP mode	8,000	8,000
3.7% tender 4/11/01, CP mode	7,800	7,800
(Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 2000 A, 3.35%, VRDN (b)	8,500	8,500
Cloquet Ind. Facilities Rev. (Potlatch Corp. Proj.) Series C, 3.3%, LOC Wachovia Bank NA, VRDN (b)(e)	5,000	5,000
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Bonds Series C, 4.3% 4/1/01 (e)	9,250	9,250
Hennepin County Gen. Oblig. Series 1996 C, 3.7%, VRDN (b)(e)	2,200	2,200
Minneapolis & Saint Paul Metro. Arpts. Commission Rev. Participating VRDN Series FRRI A33, 3.3% (Liquidity Facility Bank of New York NA) (b)(e)(g)	3,000	3,000
Minnesota Hsg. Fin. Agcy.:
Bonds:
Series 2000 H, 4.4%, tender 8/30/01 (b)(e)	9,610	9,610
Series M, 4.45% 11/29/01 (e)	6,100	6,100
Series N, 4.45% 11/29/01 (e)	7,900	7,900
Participating VRDN Series PT 114, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	10,700	10,700
		78,060
Mississippi - 0.7%
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 4.15%, VRDN (b)(e)	15,500	15,500
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	2,000	2,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	12,885	12,885
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - continued
Mississippi Gen. Oblig. Participating VRDN:
Series 992401, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 10,900	$ 10,900
Series Putters 138, 3.57% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	9,990	9,990
Mississippi Home Corp. Multi-family Hsg. Rev. (Colony Park Apts. Proj.) Series 1998 I, 3.7%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	5,400	5,400
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 3.57% (MBIA Insured), VRDN (b)	8,500	8,500
		65,175
Missouri - 0.7%
Clay County Ind. Dev. Auth. Ind. Rev. (K.C. Salad Real Estate Co. LLC Proj.) 3.6%, LOC Lasalle Bank NA, VRDN (b)(e)	5,000	5,000
Independence Ind. Dev. Auth. Ind. Dev. Rev. (Interlock Realty Co. Proj.) 3.43%, LOC Firstar Bank NA, VRDN (b)(e)	220	220
Lees Summit Ind. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 3.65%, LOC Bank of America NA, VRDN (b)(e)	5,100	5,100
Missouri Dev. Fin. Board Ind. Dev. Rev. (Kawasaki Motors Manufacturing Corp. Proj.) Series 1999, 3.35%, LOC Westdeutsche Landesbank Girozentrale, VRDN (b)(e)	8,000	8,000
Missouri Envir. Impt. & Energy Resource Auth. Rev. (Kansas City Pwr. & Lt. Co.) Series 1992, 3.75%, VRDN (b)	11,200	11,200
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Merlots 00 B10, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	13,465	13,465
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 1991 B, 3.3% (MBIA Insured) (BPA State Street Bank & Trust Co.), VRDN (b)(e)	1,500	1,500
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series FRRI A64, 3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	2,700	2,700
Series PA 157, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,820	1,820
Series PT 341, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	9,750	9,750
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 3.67% (Liquidity Facility Bank of New York NA) (b)(e)(g)	6,285	6,285
Saint Louis Gen. Fund Rev. TRAN 5.25% 6/28/01	2,000	2,004
		67,044
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Montana - 0.1%
Montana Board of Hsg. Participating VRDN Series BA 00 I, 3.62% (Liquidity Facility Bank of America NA) (b)(e)(g)	$ 8,455	$ 8,455
Nebraska - 1.0%
Nebhelp, Inc. Rev. Series C, 3.25%, LOC Student Ln. Marketing Assoc., VRDN (b)(e)	5,900	5,900
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series 2000 H, 3.62% (Liquidity Facility Bank of America NA) (b)(e)(g)	7,015	7,015
Series BA 98 J, 3.62% (Liquidity Facility Bank of America NA) (b)(e)(g)	10,000	10,000
Series Merlots 00 O, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,890	3,890
Series Merlots 00 UU, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	15,000	15,000
Series 2000 F, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	30,000	30,000
Series 2000 G, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	4,000	4,000
Nebraska Invt. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series FRRI A3, 3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	2,785	2,785
Omaha Gen. Oblig. Participating VRDN Series 002701, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	8,265	8,265
		86,855
Nevada - 1.2%
Clark County Spl. Facilities Arpt. Rev.:
Bonds (Signature Flight Support Proj.) Series 1998, 4.5%, tender 6/1/01, LOC Bayerische Landesbank Girozentrale (b)(e)	7,535	7,535
Series 1998 B, 3.35% (MBIA Insured), VRDN (b)(e)	27,700	27,700
Director of State Dept. Bus. & Ind. (Valley Joist, Inc. Proj.) Series A, 3.65%, LOC Toronto Dominion Bank, VRDN (b)(e)	8,250	8,250
Nevada Gen. Oblig. Participating VRDN:
Series 962801, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	21,230	21,230
Series SG 39, 3.54% (Liquidity Facility Societe Generale) (b)(g)	9,160	9,160
Series SGB 31, 3.57% (Liquidity Facility Societe Generale) (b)(g)	23,100	23,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nevada - continued
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	$ 7,195	$ 7,195
(Oakmont at Flamingo Rd. Proj.) Series 1996 A, 3.6%, LOC UBS AG, VRDN (b)(e)	9,500	9,500
		113,670
New Hampshire - 1.2%
New Hampshire Bus. Fin. Auth. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
3.6% tender 7/25/01, CP mode (e)	17,700	17,700
3.75% tender 4/26/01, CP mode (e)	10,500	10,500
Series 1990 B:
3.5% tender 7/19/01, CP mode	11,500	11,500
3.7% tender 3/13/01, CP mode	17,000	17,000
New Hampshire Bus. Fin. Auth. Rev. (Luminscent Sys., Inc. Proj.) Series 1998, 3.4%, LOC HSBC Bank USA, VRDN (b)(e)	4,850	4,850
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 3.595%, LOC Deutsche Bank AG, VRDN (b)(e)	10,200	10,200
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev.:
Bonds Series PA 351, 4.4%, tender 4/19/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	6,045	6,045
Participating VRDN:
Series Merlots 00 A29, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	11,160	11,160
Series Merlots 00 B13, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,090	5,090
Series Merlots 97 F, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,345	6,345
Series PT 348, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,800	4,800
		105,190
New Jersey - 0.1%
East Brunswick Township Gen. Oblig. BAN 4.75% 5/11/01	5,000	5,000
New Mexico - 0.6%
Dona Ana County Ind. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 3.3%, LOC Firstar Bank NA, VRDN (b)(e)	2,155	2,155
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Student Ln. Rev.:
Bonds Series PT 494, 4.35%, tender 6/14/01 (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	$ 6,200	$ 6,200
Participating VRDN Series PT 262, 3.59% (Liquidity Facility Banco De Santander Puerto Rico) (b)(e)(g)	5,835	5,835
New Mexico Hosp. Equip. Ln. Council Rev. (Pooled Ln. Prog.) Series 2000 A, 3.2%, VRDN (b)	22,200	22,200
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Merlots 00 A9, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,375	3,375
Series PA 118, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,015	3,015
Series PT 225, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	9,860	9,860
		52,640
New York - 0.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PT 1043, 3.4% (Liquidity Facility Bank of America NA) (b)(g)	7,400	7,400
Nassau County Gen. Oblig. RAN Series 2000 A, 6% 3/20/01, LOC Bank of Nova Scotia, LOC First Union Nat'l. Bank, North Carolina	8,300	8,306
New York State Mtg. Agcy. Participating VRDN Series Merlots 97 J, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	11,880	11,880
Suffolk County Gen. Oblig. TAN 4.4% 8/14/01	38,000	38,059
		65,645
Non State Specific - 0.2%
Stephens Equity Trust II Participating VRDN Series 1996, 3.67%, LOC HSBC Bank USA (b)(g)	19,081	19,081
North Carolina - 1.1%
Buncombe County Ind. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 3.65%, LOC Comerica Bank, VRDN (b)(e)	2,745	2,745
Catawba County Ind. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.75%, LOC Nat'l. City Bank, VRDN (b)(e)	4,350	4,350
Charlotte Arpt. Rev. Participating VRDN Series ROC II 99 R9, 3.59% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	3,000	3,000
Columbus County Ind. Facilities & Poll. Cont. Rev. (Interkordsa, Inc. Proj.) Series 2000, 3.65%, LOC Bank of America NA, VRDN (b)(e)	8,250	8,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	$ 5,740	$ 5,740
Gaston County Ind. Facilities & Poll. Cont. Fing. Auth. Rev. (Quality Metal Products, Inc. Proj.) Series 1999, 3.65%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Henderson County Ind. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	3,850	3,850
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	6,000	6,000
North Carolina Cap. Facilities Fin. Agcy. Student Rev.:
(NC A&T State Univ. Foundation LLC Prog.) Series 2001, 3.66%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	5,700	5,700
Series 2001 A, 3.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	11,385	11,385
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 685 R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev. (Providence Day School Proj.) Series 1999, 3.55%, LOC Bank of America NA, VRDN (b)	7,045	7,045
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	8,800	8,800
Surry County Ind. Facilities & Poll. Cont. Rev. (Intex Corp. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	800	800
Union County Ind. Facilities & Poll. Cont. Fing. Auth. Rev. (Rock-Tennessee Converting Corp. Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	5,350	5,350
Union County Indl. Facilities & Poll Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	6,300	6,300
Wake County Ind. Facilities & Poll. Cont. Fin. Agcy. Ind. Dev. Rev. (Carolina Ind. LLC Proj.) Series 1997, 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,755	2,755
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	6,000	6,000
		98,065
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Dakota - 0.4%
North Dakota Hsg. Fin. Agcy. Rev. Bonds:
Series 2001 B, 3.35% 3/1/02 (e)	$ 13,700	$ 13,700
Series B, 4.25% 3/1/01 (e)	25,200	25,200
		38,900
Ohio - 5.0%
American Muni. Pwr. BAN (Cleveland Elec. Co. Proj.) 4.55% 8/22/01	2,025	2,025
Bay Village School District BAN 4.75% 6/1/01	2,500	2,504
Bowling Green Gen. Oblig. BAN:
4.75% 9/6/01	2,295	2,299
5.25% 6/14/01	3,690	3,695
Butler County School District BAN Series A, 4.59% 10/18/01	1,250	1,254
Clark County Multi-family Rev. (Masonic Home Proj.) Series 1999, 3.57% (AMBAC Insured), VRDN (b)	14,385	14,385
Cleveland Arpt. Sys. Rev. 3.35%, LOC State Street Bank & Trust Co., LOC Westdeutsche Landesbank Girozentrale, VRDN (b)	29,800	29,800
Cuyahoga County Health Care Facilities Rev. (Althenheim Proj.) 3.57%, LOC Firstar Bank NA, VRDN (b)	8,300	8,300
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Proj.) Series 1997 C, 3.25% (Liquidity Facility Bank of America NA), VRDN (b)	12,700	12,700
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.57%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	6,600	6,600
Dublin City School District BAN 4.53% 12/12/01	2,500	2,504
Geauga County Health Care Facilities Rev. (Heather Hill Lifecare Proj.) 3.57%, LOC Bank One NA, VRDN (b)	10,480	10,480
Greene County Gen. Oblig. BAN:
4% 3/1/02	16,280	16,382
5.5% 6/1/01	16,165	16,192
Hamilton Gen. Oblig. BAN 3.35% 6/7/01	3,290	3,292
Hamilton Local School District BAN 4.875% 7/12/01	6,975	6,989
Indian Hill Exempt Village School District Hamilton County BAN 4.86% 6/28/01	18,700	18,738
Lakota Local School District BAN 4.55% 7/18/01	10,000	10,018
Logan County Gen. Oblig. BAN 4.75% 11/15/01	5,200	5,212
Lorain County Hosp. Rev. (Elyria United Methodist Village Proj.) Series 1996 B, 3.58%, LOC Bank One NA, VRDN (b)	4,320	4,320
Lorain County Independent Living Facilities (Elyria United Methodist Village Proj.) 3.58%, LOC Bank One NA, VRDN (b)	4,735	4,735
Marion County Gen. Oblig. BAN 4.75% 11/15/01	9,965	9,989
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Medina County Hsg. Rev. (The Oaks at Medina Proj.) Series B, 3.58%, LOC Bank One NA, VRDN (b)	$ 9,955	$ 9,955
Montgomery County Multi-family Hsg. Dev. Rev. (Timber Creek Village Apts. Proj.) Series 1998, 3.62%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	3,800	3,800
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,180	4,180
(Duquesne Lt. Co. Proj.) 3.25% (AMBAC Insured), VRDN (b)(e)	4,500	4,500
(JMG Fdg. LP Proj.):
Series 1985 B, 3.2%, LOC Societe Generale, VRDN (b)(e)	7,200	7,200
Series 1995 A, 3.4%, LOC Societe Generale, VRDN (b)(e)	4,900	4,900
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series BA 98 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	15,900	15,900
Series BA 99 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	28,200	28,200
Series PT 282, 4.2%, tender 6/21/01 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)(h)	10,395	10,395
Series PT 506, 3.79%, tender 7/12/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	11,940	11,940
Series B, 3.4% 3/1/02 (a)(e)	16,900	16,900
Participating VRDN:
Series BA 00 F, 3.6% (Liquidity Facility Bank of America NA) (b)(e)(g)	6,395	6,395
Series BA 00 Q, 3.62% (Liquidity Facility Bank of America NA) (b)(e)(g)	7,295	7,295
Series BA 98 B, 3.62% (Liquidity Facility Deutsche Boerse Ag) (b)(e)(g)	20,300	20,300
Series CDC 99 A, 3.59% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	16,880	16,880
Series Merlots 00 A1, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,615	5,615
Series PT 241, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	21,000	21,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.31%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	5,000	5,000
(Pedcor Invt. Willowlake Apts. Proj.) Series A, 3.68%, LOC Bank One NA, VRDN (b)(e)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. (Waste Mgmt. Proj.) Series B, 3.35%, LOC Fleet Bank NA, VRDN (b)(e)	$ 8,100	$ 8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilites Rev. Series 1999 A, 3.25% (AMBAC Insured), VRDN (b)(e)	15,300	15,300
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (American Steel & Wire Corp. Proj.) 3.7%, LOC Bank of America NA, VRDN (b)(e)	2,400	2,400
Perrysburg Gen. Oblig. BAN 4.9% 11/15/01	3,535	3,546
Richland County Ind. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.6%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	1,000	1,000
Stark County Ind. Dev. Rev.:
(H-P Products, Inc. Proj.) 3.46%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	2,200	2,200
(Kidd Dev. Proj.) 3.75%, LOC Bank One NA, VRDN (b)(e)	1,500	1,500
Univ. of Cincinnati BAN:
Series AJ, 3.75% 2/28/02	9,500	9,541
Series AS2:
3.75% 2/28/02	5,800	5,825
5.25% 3/1/01	5,300	5,300
Westerville City School District BAN 4.75% 6/19/01	2,000	2,003
		450,883
Oklahoma - 1.5%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	7,000	7,000
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	3,300	3,300
McGee Creek Auth. Wtr. Rev. Participating VRDN Series CDC 00 B, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	10,770	10,770
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.):
Series 1999 A, 3.2% (CDC Fdg. Corp. Guaranteed), VRDN (b)	28,200	28,200
Series 2000 A, 3.2% (CDC Fdg. Corp. Guaranteed), VRDN (b)	11,700	11,700
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 3.72% (Liquidity Facility Bank of New York NA) (b)(e)(g)	7,085	7,085
Oklahoma Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series CDC 96 G, 3.62% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	4,215	4,215
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Hsg. Fin. Auth. Single Family Rev. Participating VRDN: - continued
Series LB 99 A5, 3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	$ 3,800	$ 3,800
Series PT 104, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	2,500	2,500
Series PT 167, 3.59% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	4,535	4,535
Series PT 305, 3.59% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	5,480	5,480
Series PT 342, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	5,395	5,395
Southeastern Oklahoma Ind. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.):
Series 2000 A, 4.15%, VRDN (b)(e)	6,000	6,000
Series 2000 B, 4.15%, VRDN (b)	3,900	3,900
4.47%, VRDN (b)(e)	15,400	15,400
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN:
Series 1997 B2, 3.62% (Liquidity Facility Bank of America NA) (b)(g)	7,000	7,000
Series BA 97 B1, 3.67% (Liquidity Facility Bank of America NA) (b)(e)(g)	10,005	10,005
		136,285
Oregon - 0.6%
Lane County Poll. Cont. Rev. (Weyerhaeuser Co. Proj.) Series 1994, 4.47%, VRDN (b)	6,500	6,500
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 3.35%, LOC Nat'l. Bank of Canada, VRDN (b)(e)	3,600	3,600
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 3.57%, LOC Bank One, Arizona NA, VRDN (b)	12,350	12,350
Oregon Hsg. & Cmnty. Svcs. Dept. Bonds:
Series 2000 C, 4.25% 3/29/01	6,500	6,500
Series O, 4.18% 6/1/01 (e)	3,500	3,500
Port of Portland Arpt. Rev. Participating VRDN Series PA 574, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,135	5,135
Portland Swr. Sys. Rev. Participating VRDN Series MSDW 00 386, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	16,000	16,000
		53,585
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - 4.1%
Allegheny County Hosp. Dev. Auth. Participating VRDN Series PA 748, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	$ 3,600	$ 3,600
Allegheny County Ind. Dev. Auth. Rev. (Duquesne Lt. Co. Proj.) Series 1999 A, 3.25% (AMBAC Insured), VRDN (b)	26,500	26,500
Baldwin & Whitehall School District TRAN 4.98% 6/29/01	2,000	2,000
Beaver County Ind. Dev. Auth. Participating VRDN Series 953504, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	19,800	19,800
Beaver County Ind. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series 953503, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	12,100	12,100
Berks County Ind. Dev. Auth. Ind. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1996 5.5% tender 3/23/01, CP mode (e)	9,600	9,600
Coatesville Area School District TRAN 4.64% 6/29/01	5,230	5,231
Crawford County Ind. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	3,245	3,245
Cumberland County Muni. Auth. College Rev. Bonds:
Series 1996 A, 4.375%, tender 10/31/01, LOC Mellon Bank NA, Pittsburgh (b)	3,615	3,615
Series 1996 B, 4.375%, tender 10/31/01, LOC Mellon Bank NA, Pittsburgh (b)	5,915	5,915
Dauphin County Gen. Auth. Rev. (School District Pooled Fing. Prog.) 3.25% (AMBAC Insured) (BPA Bank of Nova Scotia) (BPA Commerzbank AG), VRDN (b)	22,000	22,000
Emmaus Gen. Auth. Rev. (Pennsylvania Ln. Prog.) Series 2000 A, 3.55% (FSA Insured), VRDN (b)	56,900	56,900
Erie County Gen. Oblig. TRAN 4.6% 12/14/01	10,400	10,408
Harrisburg Wtr. Auth. Rev. Participating VRDN Series SGA 80, 3.24% (Liquidity Facility Societe Generale) (b)(g)	5,400	5,400
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 3.55% (MBIA Insured) (BPA PNC Bank NA), VRDN (b)	9,735	9,735
Lehigh County Ind. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 3.7%, LOC PNC Bank NA, VRDN (b)(e)	5,000	5,000
Lycoming County Ind. Dev. Auth. (Coastal Aluminum Rolling Mills Proj.) Series 1995, 3.3%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,640	1,640
New Garden Gen. Auth. Muni. Rev. (Muni. Pooled Fing. Prog.) Series 1999, 3.25% (AMBAC Insured), VRDN (b)	20,000	20,000
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 3.24% (Liquidity Facility Societe Generale) (b)(g)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Northampton County Ind. Dev. Auth. Rev. (Binney & Smith, Inc. Proj.) Series 1997 A, 3.3%, LOC Bank One NA, Chicago, VRDN (b)(e)	$ 1,900	$ 1,900
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 3.35% (AMBAC Insured), VRDN (b)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Ind. Dev. Rev.:
(Alpha Carb Enterprises Proj.) Series 1995 D1, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	800	800
Series 1995 A6, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,500	1,500
Series 1996 D5, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	2,600	2,600
Series 1997 B1, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,500	1,500
Series 1997 B6, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	900	900
Series 1997 B7, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	600	600
Series 1997 B8, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,000	1,000
Series 1997 B9, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,100	1,100
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.25% (AMBAC Insured), VRDN (b)(e)	35,400	35,400
Series 1988 B, 3.25% (AMBAC Insured), VRDN (b)(e)	8,900	8,900
Series 1997 A, 3.35%, LOC AMBAC, VRDN (b)(e)	11,000	11,000
Series 2000 A, 3.35% (AMBAC Insured), VRDN (b)(e)	19,800	19,800
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
(Lycoming College Proj.) Series 1997 B5, 4.4%, tender 11/1/01, LOC PNC Bank NA (b)	2,800	2,800
(Wilkes Univ. Proj.) Series 1997 B8, 4.4%, tender 11/1/01, LOC PNC Bank NA (b)	4,000	4,000
Philadelphia Auth. for Indl. Dev. Revs. (Cliveden-Maplewood Convalescent Ctr., Inc. Proj.) Series 1999, 3.6%, LOC PNC Bank NA, VRDN (b)	6,740	6,740
Philadelphia Muni. Auth. Rev. Participating VRDN Series FRRI N14, 3.2% (Liquidity Facility Bank of New York NA) (b)(g)	6,980	6,980
Southcentral Pennsylvania Gen. Auth. Rev. Series 2000 A, 3.55% (AMBAC Insured), VRDN (b)	7,000	7,000
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds (Srubgrass Proj.) Series 1993, 4.4% tender 3/14/01, LOC Dexia Cr. Local de France, CP mode (e)	13,615	13,615
		376,624
Rhode Island - 0.4%
East Providence Gen. Oblig. TAN 3.5% 7/12/01	16,000	16,024
Rhode Island Gen. Oblig. Participating VRDN Series MSDW 00 248, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,463	5,463
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Rhode Island - continued
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN Series Putters 156, 3.62% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(e)(g)	$ 2,600	$ 2,600
Rhode Island Ind. Facilities Corp. Ind. Dev. Rev.:
(Calise & Sons Bakery Proj.) Series 1999, 3.3%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	6,200	6,200
(NFA Corp. Proj.) 3.6%, LOC Fleet Bank NA, VRDN (b)(e)	1,900	1,900
		32,187
South Carolina - 1.4%
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 3.57% (Alcoa, Inc. Guaranteed), VRDN (b)	6,100	6,100
Marlboro County Solid Waste Disp. Facilities Rev. (Willamette Ind., Inc. Proj.) Series 1995, 3.2%, LOC Deutsche Bank AG, VRDN (b)(e)	12,000	12,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 3.35%, VRDN (b)(e)	8,600	8,600
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,650	5,650
Piedmont Muni. Pwr. Agcy. Elec. Rev. (BPA Cr. Suisse Proj.) Series 1997 C, 3.2% (MBIA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (b)	6,800	6,800
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Bonds Series PT 326, 4.4%, tender 4/19/01 (Liquidity Facility Commerzbank AG) (b)(e)(g)(h)	41,040	41,040
South Carolina Hsg. Fin. Dev. Multi-family Hsg. Rev. (City Heights Apt. Proj.) Series 2000 A1, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	5,620	5,620
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Ceramics LLC Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	5,300	5,300
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	7,000	7,000
(Mohawk Ind., Inc. Proj.):
Series 1997 B, 3.67%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,800	1,800
Series A, 3.67%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,100	1,100
Series C, 3.67%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	3,900	3,900
(Ring Missouri LP Proj.) Series 1999, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	5,800	5,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(TMC, Inc. Proj.) 3.67%, LOC Southtrust Bank NA, VRDN (b)(e)	$ 6,000	$ 6,000
(Turnils North America Proj.) Series 1999, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	5,900	5,900
(Virtual Image Technology Proj.) Series 1998, 3.7%, LOC Bank of America NA, VRDN (b)(e)	1,800	1,800
South Carolina Port Auth. Rev. Participating VRDN Series FRRI A22, 3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	5,000	5,000
		129,410
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Bonds:
(Homeownership Mtg. Prog.):
Series 2000 K, 4.4% 11/8/01 (e)	6,400	6,400
Series F, 4.5% 6/28/01	4,500	4,500
Series G, 4.6% 6/28/01 (e)	7,000	7,000
		17,900
Tennessee - 2.3%
Chattanooga Health Ed. & Hsg. (McCallie School Proj.) Series 1998, 3.45%, LOC Suntrust Bank, VRDN (b)	8,000	8,000
Chattanooga Ind. Dev. Board Ind. Rev.:
(Burner Systems Int'l., Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	2,000	2,000
(Chattanooga Bakery, Inc. Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	2,900	2,900
Cleveland Ind. Dev. Board Rev. (Cormetech, Inc. Proj.) Series 1999, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	7,100	7,100
Cumberland County Ind. Dev. Board Ind. Dev. Rev. (Delbar Products, Inc. Proj.) 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,000	1,000
Dickson County Ind. Dev. Board Ind. Dev. Rev. (Tennessee Bun Co. Proj.) Series 1996, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,900	1,900
Fayetteville & Lincoln County Ind. Dev. Rev. (V.A.W. of America, Inc. Proj.) Series 1997, 3.7%, LOC Bank of America NA, VRDN (b)(e)	4,000	4,000
Jackson Ind. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 3.65%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series FRRI 00 A2, 3.3% (Liquidity Facility Bank of New York NA) (b)(g)	$ 4,300	$ 4,300
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,035	5,035
Loudon County Indl. Exempt Facilites Rev. (Kimberly Clark Corp. Proj.) 3.3%, VRDN (b)(e)	8,700	8,700
McMinn County Ind. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	12,800	12,800
Memphis Gen. Oblig. Participating VRDN Series SGB 23, 3.57% (Liquidity Facility Societe Generale) (b)(g)	3,700	3,700
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	16,800	16,800
Memphis-Shelby County Ind. Poll. Cont. Rev. (Birmingham Steel Co. Proj.) Series 1996, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	4,300	4,300
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 11, 3.24% (Liquidity Facility Societe Generale) (b)(g)	7,600	7,600
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Bonds 6.075% 1/1/22 (AMBAC Insured) (Pre-Refunded to 1/1/02 @ 102) (f)	13,700	14,274
Montgomery County Pub. Bldg. Auth. Rev. Series 1995, 3.55%, LOC Bank of America NA, VRDN (b)	15,185	15,185
Savannah Ind. Dev. Corp. Ind. Dev. Rev. (Shiloh Foods Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	2,400	2,400
Selmer McNairy County Ind. Dev. Board Rev. (United Stainless Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Shelby County Gen. Oblig. Participating VRDN:
Series 004201, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	13,345	13,345
Series 014201, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	10,640	10,640
Series 964201 Class A, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	14,125	14,125
South Pittsburg Ind. Dev. Board Rev. (Lodge Manufacturing Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	1,400	1,400
Sullivan County Ind. Dev. Board Rev. (BC Realty Proj.) Series 1995, 4%, LOC First Tennessee Bank NA, VRDN (b)	2,700	2,700
Tennessee Hsg. Dev. Agcy.:
Bonds (Homeownership Prog.) Series 2C, 4.75% 3/15/01 (e)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Tennessee Hsg. Dev. Agcy.: - continued
Participating VRDN Series PA 660R, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 7,110	$ 7,110
Tusculum Health Ed. & Hsg. Facilities Rev. (Tusculum College Proj.) Series 1998, 3.5%, LOC Suntrust Bank, VRDN (b)	5,900	5,900
Volunteer Student Fund Corp. Student Ln. Rev.:
Series 1988 A1, 3.3%, LOC State Street Bank & Trust Co., VRDN (b)(e)	5,475	5,475
Series 1988 A2, 3.3%, LOC State Street Bank & Trust Co., VRDN (b)(e)	6,600	6,600
Williamson County Ind. Dev. Board Rev. (Telco, Inc. Proj.) Series 1996, 3.7%, LOC Bank of America NA, VRDN (b)(e)	1,800	1,800
		206,089
Texas - 17.0%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	17,500	17,500
Austin Combined Util. Sys. Rev. Series A, 4.35% 3/8/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP	2,787	2,787
Austin Elec. Util. Sys. Rev. Participating VRDN Series 014302, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	6,000	6,000
Austin Gen. Oblig. Participating VRDN Series Merlots 00 A26, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	9,230	9,230
Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 3.67%, LOC Household Fin. Corp., VRDN (b)	1,600	1,600
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series 004303, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	10,195	10,195
Series Merlots 00 LLL, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	7,185	7,185
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.65%, LOC Chase Bank of Texas NA, VRDN (b)	5,200	5,200
Brazos Hbr. Ind. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986:
4.35% tender 3/8/01, CP mode	2,500	2,500
4.4% tender 4/12/01, CP mode	8,800	8,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Brazos River Auth. Poll. Cont. Rev.:
Bonds (Texas Utils. Elec. Co. Proj.):
Series 1994 A, 4.35% tender 3/7/01, LOC Chase Manhattan Bank of Delaware, CP mode (e)	$ 1,500	$ 1,500
Series 1994, 3.55% tender 4/4/01, LOC Chase Manhattan Bank of Delaware, CP mode (e)	3,800	3,800
Series B, 3.35% tender 4/6/01, LOC Chase Manhattan Bank of Delaware, CP mode (e)	22,100	22,100
(Texas Utils. Elec. Co. Proj.) 3.25% (MBIA Insured), VRDN (b)(e)	20,000	20,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2000 A, 3.35%, LOC Chase Manhattan Bank, VRDN (b)(e)	8,400	8,400
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1988:
4.25% tender 6/20/01, CP mode (e)	14,820	14,820
4.4% tender 3/8/01, CP mode (e)	2,200	2,200
4.4% tender 3/8/01, CP mode (e)	20,000	20,000
4.45% tender 4/12/01, CP mode (e)	5,000	5,000
Brazos River Hbr. Navigation District of Brazoria County Rev.:
Bonds (Dow Chemical Co. Proj.):
Series 1991:
3.45% tender 4/5/01, CP mode	3,800	3,800
3.45% tender 8/24/01, CP mode	3,100	3,100
3.5% tender 6/7/01, CP mode	6,800	6,800
Series 1992:
4.4% tender 3/8/01, CP mode (e)	33,410	33,410
4.45% tender 4/12/01, CP mode (e)	8,000	8,000
(Dow Chemical Co. Proj.):
Series 1992 A, 3.35%, VRDN (b)(e)	16,400	16,400
Series 1993, 3.35%, VRDN (b)(e)	12,000	12,000
Series 1996, 3.35%, VRDN (b)(e)	23,300	23,300
Series 1997, 3.35%, VRDN (b)(e)	16,600	16,600
Series 1998, 3.35%, VRDN (b)(e)	3,700	3,700
Series 1999, 3.35%, VRDN (b)(e)	2,800	2,800
Series 2000, 3.35%, VRDN (b)(e)	8,200	8,200
Brownsville Ind. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	1,500	1,500
Calhoun County Navigator District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.7%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.7%, LOC Bank of America NA, VRDN (b)(e)	$ 12,500	$ 12,500
Camp County Ind. Dev. Corp. Envir. Facilities Rev. (Pilgrim's Pride Corp. Proj.) Series 1999, 3.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	17,000	17,000
Clear Creek Independent School District Participating VRDN Series PA 687 R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	11,150	11,150
Comal County Health Facilities Dev. Rev.:
(McKenna Memorial Health Sys. Proj.) 3.65%, LOC Chase Bank of Texas NA, VRDN (b)	6,600	6,600
(McKenna Memorial Hosp. Proj.) Series 1999, 3.65%, LOC Chase Bank of Texas NA, VRDN (b)	4,800	4,800
Cypress Fairbanks Independent School District Participating VRDN Series 004304, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000	5,000
Dallas Fort Worth Int'l. Arpt. Participating VRDN:
Series Merlots 00 II, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	11,695	11,695
Series PA 678 R, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	7,045	7,045
Dallas Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (Learjet, Inc. Proj.) Series 2000 A1, 3.39%, LOC Bank of America NA, VRDN (b)(e)	12,055	12,055
Dallas Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series 954301 Class A, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	24,435	24,435
Denton Util. Sys. Rev. Participating VRDN:
Series MSDW 00 428, 3.6% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	6,145	6,145
Series SGA 32, 3.24% (Liquidity Facility Societe Generale) (b)(g)	15,230	15,230
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,200	4,200
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 3.24% (Liquidity Facility Societe Generale) (b)(g)	8,600	8,600
El Paso Ind. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 3.75%, LOC Chase Manhattan Bank of Delaware, VRDN (b)(e)	2,300	2,300
El Paso Wtr. & Swr. Rev. Series A, 3.55% 4/3/01, CP	15,000	15,000
Fort Worth Gen. Oblig. Series B, 3.5% 3/5/01, CP	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Galveston Ind. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.4%, LOC Bank One, Texas NA, VRDN (b)(e)	$ 4,400	$ 4,400
Georgetown Ind. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 3.75%, LOC Bank One, Texas NA, VRDN (b)(e)	3,390	3,390
Grand Prairie Ind. Dev. Auth. Ind. Dev. Rev. (Precision/API Ketema Proj.) Series 1996, 3.7%, LOC HSBC Bank USA, VRDN (b)(e)	2,810	2,810
Grapevine-Colleyville Independent School District Participating VRDN Series MSDW 424, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	13,350	13,350
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds:
Series 1993 B, 4.8%, tender 6/1/01, LOC Student Ln. Marketing Assoc. (b)(e)	5,600	5,600
Series 1995 A, 4.5%, tender 5/1/01, LOC Student Ln. Marketing Assoc. (b)(e)	9,600	9,600
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds:
Series 1996 B, 4.8%, tender 6/1/01, LOC Student Ln. Marketing Assoc. (b)(e)	4,250	4,250
Series 2000 A, 3.45%, tender 2/1/02, LOC Student Ln. Marketing Assoc. (b)(e)	20,000	20,000
Gulf Coast Ind. Dev. Auth.:
(Mueller Flow Tech., Inc. Proj.) Series 1997, 3.67%, LOC Bank One Corp., VRDN (b)(e)	4,700	4,700
(S&S X-ray Prod., Inc. Proj.) Series 1999, 3.75%, LOC Chase Bank of Texas NA, VRDN (b)(e)	8,075	8,075
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 3.35%, LOC Wachovia Bank NA, VRDN (b)(e)	12,000	12,000
Gulf Coast Waste Disp. Auth. Poll. Cont. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1996, 3.3%, VRDN (b)(e)	5,000	5,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev.:
Bonds (Amoco Oil Co. Proj.) Series 1991, 4.45%, tender 4/1/01 (b)(e)	3,000	3,000
(Air Products Proj.):
Series 1999, 3.25%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,500	1,500
Series 2000, 3.25%, LOC Bank One NA, VRDN (b)(e)	22,600	22,600
Harlingen Ind. Dev. Auth. Ind. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 3.8%, LOC Bank of America NA, VRDN (b)(e)	5,575	5,575
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 3.65%, LOC Chase Bank of Texas NA, VRDN (b)	27,300	27,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Children's Hosp. Proj.) Series 1999 B1, 3.2% (MBIA Insured), VRDN (b)	$ 14,800	$ 14,800
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 3.65% (FSA Insured), VRDN (b)	15,200	15,200
Harris County Hosp. District Mtg. Rev. Series 2000 A, 3.5% 4/3/01, LOC Landesbank Hessen-Thuringen, CP	6,000	6,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Quail Chase Apts. Proj.) Series 1999, 3.55%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
Houston Arpt. Participating VRDN Series BS 00 98, 3.24% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	10,000	10,000
Houston Arpt. Sys. Rev. Participating VRDN Series ROC II R41, 3.59% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	12,825	12,825
Houston Fin. Corp. Multi-family Hsg. Rev. (Concord At Palm Ctr. Apts. Proj.) Series 2001 A, 3.61%, LOC Fannie Mae, VRDN (b)	7,800	7,800
Houston Gen. Oblig.:
Bonds Series A, 5% 3/1/02	4,000	4,063
Participating VRDN Series SGA 28, 3.24% (Liquidity Facility Societe Generale) (b)(g)	6,530	6,530
Series A, 3.55% 3/9/01, LOC Canadian Imperial Bank of Commerce, CP	5,000	5,000
Houston Higher Ed.:
Participating VRDN:
Series SG 127, 3.54% (Liquidity Facility Societe Generale) (b)(g)	6,915	6,915
Series SG 139, 3.54% (Liquidity Facility Societe Generale) (b)(g)	15,645	15,645
Series A, 3.45% 4/11/01, CP	16,700	16,700
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SGA 73, 3.24% (Liquidity Facility Societe Generale) (b)(g)	19,400	19,400
Hunt Memorial Hosp. District Rev. Bonds Series 1998, 4.45%, tender 12/3/01 (FSA Insured) (b)	4,960	4,960
Hurst Euless Bedford Independent School District Participating VRDN Series SG 98, 3.54% (Liquidity Facility Societe Generale) (b)(g)	5,270	5,270
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series 004302, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
Participating VRDN:
Series 994302, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 12,000	$ 12,000
Series Putters 166, 3.57% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(g)	11,995	11,995
Series A, 3.4% 6/7/01 (Liquidity Facility Morgan Guaranty Trust Co., NY), CP	14,100	14,100
McKinney Ind. Dev. Board Ind. Dev. Rev. (Delta Daily Food, Inc. Proj.) Series 1994, 3.6%, LOC RaboBank Nederland Coop. Central, VRDN (b)(e)	6,250	6,250
North East Texas Independent School District Participating VRDN Series SG 143, 3.54% (Liquidity Facility Societe Generale) (b)(g)	46,515	46,515
North Texas Tollway Auth. Participating VRDN Series MSDW 00 268, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	6,495	6,495
Nueces River Ind. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984:
3.6% tender 3/8/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	16,000	16,000
3.7% tender 4/3/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	29,400	29,400
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 3.65%, LOC Chase Bank of Texas NA, VRDN (b)	3,950	3,950
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) Series 2000, 3.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	7,000	7,000
Port Corpus Christi Ind. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 3.35%, LOC Bank One Oklahoma NA, VRDN (b)(e)	13,200	13,200
Port Corpus Christi Ind. Dev. Corp. Solid Waste Disp. Rev. (Coastal Refining & Marketing Proj.) 3.25%, LOC BNP Paribas SA, VRDN (b)(e)	4,900	4,900
Port Corpus Christi Ind. Dev. Corp. Waste Cont. Rev. (Coastal Refining & Marketing Proj.) Series 1997, 3.25%, LOC BNP Paribas SA, VRDN (b)(e)	25,000	25,000
Port of Port Arthur Navigation District Envir. Facilities Rev. Series E, 3.45%, VRDN (b)(e)	8,395	8,395
San Antonio Elec. & Gas Rev. Participating VRDN:
Series Merlots 01 A10, 3.65% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,795	5,795
Series MSDW 00 469, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Rev. Participating VRDN: - continued
Series SG 101, 3.54% (Liquidity Facility Societe Generale) (b)(g)	$ 15,625	$ 15,625
Series SG 104, 3.54% (Liquidity Facility Societe Generale) (b)(g)	11,725	11,725
Series SG 105, 3.54% (Liquidity Facility Societe Generale) (b)(g)	23,980	23,980
San Antonio Gen. Oblig. Series A, 3.2% 4/5/01, LOC Bank of New York NA, CP	19,000	19,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 3.54% (Liquidity Facility Societe Generale) (b)(g)	4,150	4,150
San Antonio Ind. Dev. Auth. Ind. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 3.7%, LOC Bank of America NA, VRDN (b)(e)	2,300	2,300
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series Merlots 00 VV, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	8,700	8,700
Series 1995, 4.35% 3/8/01, CP	9,000	9,000
San Marcos Ind. Dev. Corp. Ind. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 3.67%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Socorro Independent School District Variable Rate TRAN 4.207% 7/31/01 (b)(h)	8,400	8,400
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 3.55%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	6,500	6,500
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	7,905	7,905
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 3.65%, LOC Chase Bank of Texas NA, VRDN (b)	6,475	6,475
Terrell Dev. Corp. Ind. Dev. Rev. (Consolidated Sys. Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	4,600	4,600
Texas A&M Univ. Rev. Participating VRDN Series SGA 21, 3.24% (Liquidity Facility Societe Generale) (b)(g)	6,370	6,370
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series PT 9, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	700	700
Texas Gen. Oblig.:
Participating VRDN Series Merlots 00 QQ, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	17,095	17,095
(Veterans Land Proj.) Series A, 3.25%, VRDN (b)(e)	34,325	34,325
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas Gen. Oblig.: - continued
TRAN 5.25% 8/31/01	$ 293,800	$ 295,890
Texas Pub. Fin. Auth. Rev. Series 1993 A, 3.5% 4/11/01, CP	17,200	17,200
Trinity River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1997 A, 3.3% (MBIA Insured), VRDN (b)(e)	6,550	6,550
Univ. of Texas Univ. Rev. Participating VRDN:
Series MSDW 98 97, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,120	5,120
Series SGA 78, 3.24% (Liquidity Facility Societe Generale) (b)(g)	5,500	5,500
Series SGA 79, 3.24% (Liquidity Facility Societe Generale) (b)(g)	7,300	7,300
		1,545,450
Utah - 1.4%
Intermountain Pwr. Agcy. Participating VRDN Series 96C4402 Class A, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	4,170	4,170
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series MSDW 00 409, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	13,800	13,800
Series 1997 B2, 3.55% 4/3/01, CP	19,300	19,300
Series 1997 B3:
3.35% 7/26/01, CP	16,100	16,100
3.35% 7/26/01, CP	24,800	24,800
Series 1998 B4, 3.45% 4/12/01, CP	7,000	7,000
Series 1998 B5, 3.4% 4/4/01, CP	5,000	5,000
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 A, 3.58%, LOC Bank One, Arizona NA, VRDN (b)	8,170	8,170
Toole City Ind. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 3.46%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	1,140	1,140
Utah Hsg. Fin. Agcy.:
Bonds Series PT 209, 4.45%, tender 4/12/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)(h)	8,155	8,155
Participating VRDN Series PT 84B, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	160	160
Series 2000 4, 3.3%, VRDN (b)(e)	24,250	24,250
		132,045
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 10,340	$ 10,340
Vermont Ind. Dev. Auth. Ind. Dev. Rev. (Ryegate Proj.) Series 1990, 3.25%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	10,200	10,200
		20,540
Virginia - 2.4%
Amelia County Ind. Dev. Auth. Exempt Facilities Rev. (Chambers Waste Sys. Proj.) Series 1991, 3.25%, LOC Morgan Guaranty Trust Co., NY, VRDN (b)(e)	4,400	4,400
Botetourt County Ind. Dev. Auth. Ind. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,390	2,390
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. (Branch Group Proj.) Series 1999, 3.65%, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985, 3.4% tender 7/26/01, CP mode	4,500	4,500
Series 1987 A, 4.25% tender 4/9/01, CP mode	10,500	10,500
Series 1987 B, 4.25% tender 6/20/01, CP mode	12,615	12,615
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 3.3% (FSA Insured), VRDN (b)	11,500	11,500
Fairfax County Econ. Dev. Auth. Resource Recovery Rev. Participating VRDN Series PT 489, 3.47% (Liquidity Facility Commerzbank AG) (b)(e)(g)	14,985	14,985
Fairfax County Gen. Oblig. Bonds (Pub. Impt. Proj.) 4% 6/1/01	5,000	5,007
Frederick County Ind. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 3.65%, LOC Bank of America NA, VRDN (b)(e)	3,590	3,590
Greensville County Ind. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 3.75%, LOC Bank One, Kentucky NA, VRDN (b)(e)	640	640
Halifax County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.4% tender 4/5/01, CP mode (e)	4,900	4,900
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	10,000	10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984, 4.25% tender 3/6/01, CP mode	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.): - continued
Series 1985:
3.15% tender 4/5/01, CP mode	$ 6,700	$ 6,700
4.25% tender 6/20/01, CP mode	5,800	5,800
4.35% tender 3/7/01, CP mode	4,000	4,000
4.4% tender 3/14/01, CP mode	3,800	3,800
Series 1987, 4.25% tender 4/9/01, CP mode	18,000	18,000
Lynchburg Indl. Dev. Auth. Hosp. Facilities First Mtg. Rev. (Mid-Atlantic States, Inc./Cap. Assets Fing. Prog.) Series 1985 D, 3.25% (AMBAC Insured) (BPA Mellon Bank NA, Pittsburgh), VRDN (b)	1,800	1,800
Mecklenburg County Ind. Dev. Auth. Rev. (American Bldg. Co. Proj.) 3.7%, LOC Canadian Imperial Bank of Commerce, VRDN (b)(e)	440	440
Newport News Gen. Oblig. BAN 3.75% 10/1/01	12,900	12,922
Norfolk Indl. Dev. Auth. Rev. (Childrens Hosp. Facilities Proj.) 3.55%, LOC Wachovia Bank NA, VRDN (b)	2,500	2,500
Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 4.1% tender 3/8/01, CP mode	2,700	2,700
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 3.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	10,000	10,000
Virginia Commonwealth Trans. Participating VRDN Series 994601, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	7,000	7,000
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series SG 134, 3.54% (Liquidity Facility Societe Generale) (b)(g)	7,635	7,635
Virginia Gen. Oblig. Participating VRDN Series 954601, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	10,615	10,615
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series FRRI A65, 3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	9,640	9,640
Series Merlots 00 CC, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	8,200	8,200
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 3.57% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	4,195	4,195
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
York County Ind. Dev. Auth. Ind. Dev. Rev. (Philip Morris Co. Proj.) Series 1991, 3.58%, VRDN (b)	$ 4,000	$ 4,000
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 3.35% tender 7/26/01, CP mode	2,500	2,500
		216,974
Washington - 4.1%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	11,555	11,555
Kent Gen. Oblig. Participating VRDN Series SGA 27, 3.24% (Liquidity Facility Societe Generale) (b)(g)	5,070	5,070
King County Gen. Oblig. Participating VRDN Series SGA 19, 3.24% (Liquidity Facility Societe Generale) (b)(g)	11,260	11,260
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	7,175	7,175
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	6,300	6,300
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 3.5%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,635	2,635
Port Seattle Gen. Oblig.:
Participating VRDN:
Series MSDW 00 235, 3.67% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	3,210	3,210
Series PA 704, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,440	3,440
Series PA 752, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,995	4,995
Series PA 759R, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,100	5,100
Series 1997, 3.3%, LOC Canadian Imperial Bank of Commerce, VRDN (b)(e)	70,330	70,330
Series 1999 B, 3.3%, LOC Commerzbank AG, VRDN (b)(e)	37,815	37,815
Series A:
3.4% 7/26/01, LOC Bank of America NA, CP	2,220	2,220
4.35% 4/10/01, LOC Bank of America NA, CP	5,200	5,200
Series B:
4.35% 3/9/01, LOC Bank of America NA, CP (e)	2,030	2,030
4.4% 4/10/01, LOC Bank of America NA, CP (e)	4,035	4,035
Seattle Gen. Oblig. Ltd. Tax Participating VRDN Series SGB 12, 3.57% (Liquidity Facility Societe Generale) (b)(g)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Hsg. Auth. Rev. (New Holly Phase II Proj.) 3.8%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	$ 3,360	$ 3,360
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 3.24% (Liquidity Facility Societe Generale) (b)(g)	15,815	15,815
Tulalip Tribes of The Tulaip Reservation 3.61%, LOC Bank of America NA, VRDN (b)	10,965	10,965
Washington Econ. Dev. Fin. Auth. Rev.:
(Ferry Brothers, Inc. Proj.) 3.36%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	4,725	4,725
(Hunter Douglas Proj.) Series 1997 A, 3.6%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	2,200	2,200
Washington Gen. Oblig. Participating VRDN:
Series 004704, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	5,600	5,600
Series 004705, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	16,300	16,300
Series 984702, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	12,200	12,200
Series 984703, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	9,900	9,900
Series Merlots 00 A13, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	10,125	10,125
Series MSDW 00 389, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	14,380	14,380
Series SG 37, 3.54% (Liquidity Facility Societe Generale) (b)(g)	5,580	5,580
Series SGA 35, 3.24% (Liquidity Facility Societe Generale) (b)(g)	12,500	12,500
Series SGA 36, 3.24% (Liquidity Facility Societe Generale) (b)(g)	11,000	11,000
Series SGB 09, 3.57% (Liquidity Facility Societe Generale) (b)(g)	4,100	4,100
Series SGB 11, 3.57% (Liquidity Facility Societe Generale) (b)(g)	6,200	6,200
Washington Health Care Facilities Auth. Rev. (Provail Healthcare Proj.) Series 2000 D, 3.22%, LOC Key Bank Nat'l. Assoc., VRDN (b)	7,700	7,700
Washington Hsg. Fin. Commission:
Bonds (Single Family Mtg. Prog.) Series 2AS, 4.4% 4/1/01 (e)	6,445	6,445
Participating VRDN:
Series Merlots 00 A27, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	9,750	9,750
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Hsg. Fin. Commission: - continued
Participating VRDN:
Series Merlots 97 D, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	$ 6,170	$ 6,170
Washington Hsg. Fin. Commission Multi-family Mtg. Rev. (Wandering Creek Proj.) Series 1995, 3.25%, LOC Bank of America NA, VRDN (b)(e)	5,300	5,300
Washington Hsg. Fin. Commission Single Family Mtg. Rev. Participating VRDN Series PT 86, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,485	2,485
		372,570
West Virginia - 1.6%
Braxton County Solid Waste (Weyerhaeuser Co. Proj.) Series 1999, 4.2%, VRDN (b)(e)	21,650	21,650
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1986, 3.5% tender 7/25/01, CP mode (e)	6,100	6,100
Series 1994, 3.6% tender 6/14/01, CP mode	19,500	19,500
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 4.35% tender 3/7/01, CP mode (e)	18,000	18,000
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 A, 3.25%, LOC Nat'l. Westminster Bank PLC, VRDN (b)(e)	31,900	31,900
Putnam County Envir. Facilities Rev. (Flexsys America Proj.) Series 2000 A, 3.6%, LOC Lasalle Bank NA, VRDN (b)(e)	11,950	11,950
West Virginia Hosp. Fin. Auth. Rev. (WVHA Pooled Ln. Fing. Prog.) Series 2000 A, 3.3%, VRDN (b)	21,500	21,500
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 3.4% tender 7/26/01, LOC Dexia Cr. Local de France, CP mode (e)	10,600	10,600
		141,200
Wisconsin - 1.6%
Cedarburg School District BAN 4.5% 12/1/01	2,100	2,101
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc. Proj.) 3.25%, LOC Bank of America NA, VRDN (b)(e)	1,400	1,400
Platteville Ind. Dev. Rev. (Woodward Communications Proj.) 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,500	2,500
Racine Ind. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 3.75%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,455	1,455
River Falls Ind. Dev. Rev. (Quadion Corp. Proj.) 3.65%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	2,060	2,060
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Southeast Wisconsin Participating VRDN Series Merlots 00 Y, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 5,000	$ 5,000
Sturgeon Bay Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.3%, LOC Firstar Bank NA, VRDN (b)(e)	1,600	1,600
Sturtevant Ind. Dev. Rev. (Quadra, Inc. Proj.) 3.75%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,675	1,675
Sun Prairie Ind. Rev. (Flambeau Corp. Proj.) Series 1995, 3.3%, LOC Firstar Bank NA, VRDN (b)(e)	4,685	4,685
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,830	5,830
Wauwatosa Hsg. Auth. Rev. (San Camillo, Inc. Proj.) Series 1995 B, 3.6%, LOC Firstar Bank NA, VRDN (b)	2,250	2,250
Wisconsin Gen. Oblig.:
Participating VRDN:
Series CDC 00 AA, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	8,665	8,665
Series PT 1231, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,540	3,540
Series 944904 Class A, 3.59% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	2,000	2,000
Series 1997 A, 3.5% 4/10/01, CP	2,929	2,929
Series 1997 B, 3.5% 4/11/01, CP	2,000	2,000
Series 2000 C, 3.6% 4/5/01, CP	19,490	19,490
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
(SSM Healthcare Proj.) Series 1998, 3.55% tender 4/11/01 (MBIA Insured) (Liquidity Facility Bank One NA, Chicago), CP mode	11,440	11,440
4.35% tender 3/13/01 (MBIA Insured) (Liquidity Facility Bank One NA, Chicago), CP mode	13,080	13,080
(Aurora Health Care, Inc. Proj.) Series C, 3.2%, LOC Bank One NA, Chicago, VRDN (b)	6,370	6,370
Wisconsin Hsg. & Econ. Dev. Auth. Rev.:
Participating VRDN:
Series CDC 00 W, 3.62% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	7,660	7,660
Series Merlots 00 B12, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,320	6,320
Series PT 207, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	12,470	12,470
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Rev.: - continued
Series 2000 A, 3.3% (Liquidity Facility Bank One, Wisconsin), VRDN (b)(e)	$ 3,635	$ 3,635
Series 2000 B, 3.3% (Liquidity Facility Bank One, Wisconsin), VRDN (b)(e)	3,150	3,150
Wisconsin Hsg. & Econ. Dev. Auth. Single Family Rev. Participating VRDN Series PT 324, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	13,880	13,880
		147,185
Wyoming - 0.6%
Campbell County Indl. Dev. Rev. Bonds (Two Elk Pwr. Generator Station Proj.) 4.6%, tender 12/3/01 (b)(e)	15,600	15,600
Laramie County Ind. Dev. Rev. (Cheyenne Lt. Fuel & Pwr. Proj.):
3.25% (AMBAC Insured), VRDN (b)(e)	5,000	5,000
3.25% (AMBAC Insured), VRDN (b)(e)	3,500	3,500
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	18,200	18,200
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PT 112, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,585	1,585
Series PT 359, 3.59% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	8,655	8,655
		52,540
	Shares
Other - 1.0%
Fidelity Municipal Cash Central Fund, 3.55% (c)(d)	88,000,000	88,000
TOTAL INVESTMENT PORTFOLIO - 99.7%		9,064,605
NET OTHER ASSETS - 0.3%		27,347
NET ASSETS - 100%		$ 9,091,952
Total Cost for Income Tax Purposes $ 9,064,604
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 4.45% (Liquidity Facility Bank of America NA)	12/7/00	$ 7,140
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 1999 X1, 4.55%, tender 5/10/01 (AMBAC Insured) (Liquidity Facility Bank of America NA)	11/16/00	$ 5,295
Security	Acquisition Date	Cost (000s)
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 1999 X2, 4.55%, tender 5/10/01 (AMBAC Insured) (Liquidity Facility Bank of America NA)	11/16/00	$ 32,670
Hawaii Hsg. & Cmnty. Dev. Corp. Bonds Series 2000 M, 4.4%, tender 3/15/01 (Liquidity Facility Bank of America NA)	8/16/00	$ 16,015
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series PA 351, 4.4%, tender 4/19/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/19/00	$ 6,045
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series BA 98 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA)	11/9/00	$ 15,900
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series BA 99 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA)	11/9/00	$ 28,200
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series PT 282, 4.2%, tender 6/21/01 (Liquidity Facility Landesbank Hessen-Thuringen)	9/3/99 - 12/22/00	$ 10,395
Socorro Independent School District Variable Rate TRAN 4.207% 7/31/01	8/29/00	$ 8,400
Security	Acquisition Date	Cost (000s)
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Bonds Series PT 326, 4.4%, tender 4/19/01 (Liquidity Facility Commerz-bank AG)	10/19/00	$ 41,040
Utah Hsg. Fin. Agcy. Bonds Series PT 209, 4.45%, tender 4/12/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	10/11/00	$ 8,155
Income Tax Information
At August 31, 2000, the fund had a capital loss carryforward of approximately $517,000 of which $489,000 and $28,000 will expire on August 31, 2004 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 9,064,605
Cash		51,295
Receivable for investments sold		16,842
Receivable for fund shares sold		129,136
Interest receivable		64,843
Other receivables		112
Prepaid expenses		248
Total assets		9,327,081
Liabilities
Payable for investments purchased Regular delivery	$ 95,302
Delayed delivery	16,900
Payable for fund shares redeemed	119,059
Distributions payable	349
Accrued management fee	2,049
Other payables and accrued expenses	1,470
Total liabilities		235,129
Net Assets		$ 9,091,952
Net Assets consist of:
Paid in capital		$ 9,092,327
Accumulated net realized gain (loss) on investments		(377)
Unrealized gain from accretion of discount		2
Net Assets, for 9,092,319 shares outstanding		$ 9,091,952
Net Asset Value, offering price and redemption price per share ($9,091,952 ÷ 9,092,319 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2001 (Unaudited)
Investment Income Interest		$ 170,603
Expenses
Management fee	$ 11,510
Transfer agent fees	6,395
Accounting fees and expenses	398
Non-interested trustees' compensation	12
Custodian fees and expenses	86
Registration fees	444
Audit	22
Legal	11
Miscellaneous	158
Total expenses before reductions	19,036
Expense reductions	(590)	18,446
Net investment income		152,157
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		195
Increase (decrease) in net unrealized gain from accretion of discount		1
Net gain (loss)		196
Net increase in net assets resulting from operations		$ 152,353

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2001 (Unaudited)	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 152,157	$ 254,790
Net realized gain (loss)	195	27
Increase (decrease) in net unrealized gain from accretion of discount	1	1
Net increase (decrease) in net assets resulting from operations	152,353	254,818
Distributions to shareholders from net investment income	(152,157)	(254,790)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	16,293,685	34,096,914
Reinvestment of distributions from net investment income	148,428	247,658
Cost of shares redeemed	(15,252,581)	(32,755,619)
Net increase (decrease) in net assets and shares resulting from share transactions	1,189,532	1,588,953
Total increase (decrease) in net assets	1,189,728	1,588,981
Net Assets
Beginning of period	7,902,224	6,313,243
End of period	$ 9,091,952	$ 7,902,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

When-Issued Securities. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $179,255,000 or 2.0% of net assets.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to annualized rate of .28% of average net assets.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Fidelity Municipal Cash Central Fund - continued

Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund pays premiums to FIDFUNDS on a calendar year basis, which are amortized over one year.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $60,000 and $530,000, respectively, under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Boyce I. Greer, Vice President

Dwight D. Churchill, Vice President

Diane M. McLaughlin, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA

* Independent trustees

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal
Money Market Funds

California Municipal Money Market

Connecticut Municipal Money Market

Massachusetts Municipal Money Market

Michigan Municipal Money Market

Municipal Money Market

New Jersey Municipal Money Market

New York Municipal Money Market

Ohio Municipal Money Market

Spartan® Arizona Municipal
Money Market

Spartan California Municipal Money Market

Spartan Connecticut Municipal
Money Market

Spartan Florida Municipal Money Market

Spartan Massachusetts Municipal
Money Market

Spartan Municipal Money

Spartan New Jersey Municipal
Money Market

Spartan New York Municipal
Money Market

Spartan Pennsylvania Municipal
Money Market

The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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www.fidelity.com

Spartan®

Municipal
Money

Fund

Semiannual Report

February 28, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

After a strong recovery in January, equity markets gave up their gains in February as consumer confidence slumped to a four-year low. The NASDAQ® index - heavily weighted with technology stocks - experienced its third-worst monthly performance ever. On the other hand, fixed-income investments continued to provide downside protection and positive returns for investors. High-yield securities and investment-grade corporate bonds were among the strongest performers in the first two months of 2001.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® Municipal Money	1.90%	3.90%	18.11%	39.38%
All Tax-Free Money Market Funds Average	1.70%	3.53%	16.36%	33.77%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or ten years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 465 money market funds.

Average Annual Total Returns

Periods ended February 28, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan Municipal Money	3.90%	3.38%	3.38%
All Tax-Free Money Market Funds Average	3.53%	3.07%	2.95%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	2/26/01	11/27/00	8/28/00	5/29/00	2/28/00

Spartan Municipal Money Fund	3.41%	4.09%	3.90%	3.95%	3.46%

If Fidelity had not reimbursed certain fund expenses	3.31%	3.99%	3.80%	3.85%	3.36%

All Tax-Free Money Market Funds Average	2.69%	3.72%	3.56%	3.60%	3.12%

Spartan Municipal Money Fund - Tax-equivalent	5.33%	6.39%	6.09%	6.17%	5.41%

If Fidelity had not reimbursed certain fund expenses	5.17%	6.23%	5.94%	6.02%	5.25%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Diane McLaughlin, Portfolio Manager of Spartan Municipal Money Fund

Q. What was the investment environment like during the six months that ended February 28, 2001, Diane?

A. Emerging data indicated that the economy was slowing amid a backdrop of declining consumer and business investment spending. Expectations of declining corporate profits led many to believe that companies would have less cash on hand to spend on such improvements as technology. Furthermore, declining corporate earnings caused stock prices to fall, dampening the "wealth effect" that had helped spur the consumer spending that had helped drive strong U.S. economic growth.

Q. How did these events influence Federal Reserve Board monetary policy?

A. At the end of 2000, the Federal Reserve Board announced a shift regarding its approach toward future monetary policy. Previously, the Fed had implemented a series of interest-rate hikes from mid-1999 until May 2000, moves designed to cool economic growth to more sustainable levels and head off inflation. In late 2000, the Fed changed from a bias toward raising rates to a bias toward lowering them, indicating it was poised to ease monetary policy in order to prevent the economy from slowing much further. Market yields declined as this transpired, reflecting the anticipation of a series of Fed rate cuts starting in early 2001. The Fed followed through with an unexpected 0.50 percentage-point cut in the fed funds target rate within the first few days of January 2001, and added an additional half-percentage point decrease at its regular meeting at the end of January. These cuts brought the fed funds target rate down to 5.50% by the end of the period.

Q. What was your strategy with the fund?

A. At the beginning of the period, market participants did not expect the Fed to make any significant changes to monetary policy. However, in November sentiment changed and market prices started to factor in the probability that the Fed's next move would be a rate cut. Within this environment, the fund started the period with a relatively short average maturity. When the climate changed in November, my purchases of longer-term securities extended the fund's average maturity. Through the rest of the period, the amount of Fed easing expected by the market increased, so this strategy continued. This approach allowed the fund to lock in higher yields before the Fed implemented further rate decreases. In addition, technical factors of supply and demand drove fund strategy. Yields on very short-term money market securities fell to unattractive levels, as investors shifted assets from more volatile markets to more stable municipal money markets. This influx of cash caused yields on the shortest, most liquid paper in the market to drop. As the fund's assets increased, new purchases were focused on longer-term maturity securities, because their yields were not influenced as much by these technical factors.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2001, was 3.36%, compared to 3.91% six months ago. The latest yield was the equivalent of a 5.25% taxable yield for investors in the 36% federal tax bracket. Through February 28, 2001, the fund's six-month total return was 1.90%, compared to 1.70% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. It looks as if the Fed will continue to ease short-term rates. Market prices currently reflect additional rate cuts in the months ahead. Going forward, two items in particular bear watching: business investment and consumer confidence. Reductions in either could indicate a further dampening of U.S. economic growth. In addition, technical issues should continue to influence the municipal money markets.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: federal tax-free income with share-price stability by investing in high-quality, short-term municipal securities

Fund number: 460

Trading symbol: FIMXX

Start date: January 14, 1991

Size: as of February 28, 2001, more than $2.2 billion

Manager: Diane McLaughlin, since 1997; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1992

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/01	% of fund's investments 8/31/00	% of fund's investments 2/29/00
0 - 30	74.1	83.9	73.9
31 - 90	9.4	8.0	14.4
91 - 180	7.2	3.8	5.1
181 - 397	9.3	4.3	6.6
Weighted Average Maturity
	2/28/01	8/31/00	2/29/00
Spartan Municipal Money Fund	41 Days	28 Days	34 Days
All Tax-Free Money Market Funds Average *	38 Days	42 Days	39 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2001	As of August 31, 2000
Variable Rate Demand Notes (VRDNs) 65.3%	Variable Rate Demand Notes (VRDNs) 69.8%
Commercial Paper (including CP Mode) 14.5%	Commercial Paper (including CP Mode) 18.1%
Tender Bonds 4.8%	Tender Bonds 6.1%
Municipal Notes 7.8%	Municipal Notes 2.4%
Other Investments 5.3%	Other Investments 2.4%
Net Other Assets 2.3%	Net Other Assets 1.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2001

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.7%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.6%
Ashland Ind. Dev. Board Rev. (Wellborn Cabinet, Inc. Proj.) Series 1991 A, 3.75%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	$ 450	$ 450
Auburn Ind. Dev. Board Ind. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 3.7%, LOC Bank of America NA, VRDN (b)(e)	3,000	3,000
Colbert County Ind. Dev. Board Ind. Dev. Rev. (Golden Poultry Co., Inc. Proj.) Series 1990, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	2,050	2,050
Columbiana Ind. Dev. Board Rev. (NFA Corp. Proj.) Series 1992 A, 3.75%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	6,000	6,000
Courtland Ind. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.7%, LOC Wachovia Bank NA, VRDN (b)(e)	3,000	3,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.) Series 1996, 3.3%, VRDN (b)(e)	1,285	1,285
Florence Ind. Dev. Board Ind. Dev. Rev. (Robert J. Bevis Proj.) Series 1990, 3.6%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	1,700	1,700
Fultondale Indl. Dev. Board (Melsur Corp. Proj.) Series 2000, 3.15%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	4,875	4,875
Jackson Ind. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.7%, LOC Wachovia Bank NA, VRDN (b)(e)	2,100	2,100
Jefferson County Swr. Rev. Participating VRDN Series MSDW 00 397, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	3,735	3,735
Lafayette Ind. Dev. Rev. (Kardoes Rubber Co., Inc. Proj.) 3.7%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	1,900	1,900
Montgomery Ind. Dev. Board Rev.:
(Contech Construction Proj.) Series 1996, 3.75%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	2,700	2,700
(Feldmeier-Alabama Equip. Proj.) Series 1996, 3.7%, LOC Southtrust Bank NA, VRDN (b)(e)	900	900
Roanoke Ind. Dev. Board Indl. Dev. Rev.:
(Steelfab, Inc. Proj.) Series 1997, 3.7%, LOC Bank of America NA, VRDN (b)(e)	880	880
(Wehadkee/Rock Mills Proj.) Series 1992, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	800	800
Tuscaloosa County Ind. Dev. Auth. Rev. (Hanna Steel Co. Proj.) 3.35%, LOC Bank of America NA, VRDN (b)(e)	1,350	1,350
		36,725
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Alaska - 0.3%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series FRRI 98 2, 3.3% (Liquidity Facility Bank of New York NA) (b)(g)	$ 2,900	$ 2,900
Series FRRI 99 2, 3.35% (Liquidity Facility Commerzbank AG) (b)(g)	900	900
Series Merlots 99 D, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,700	3,700
		7,500
Arizona - 2.8%
Arizona Health Facilities Auth. Rev. (Arizona Health Care Pooled Fing. Prog.) Series 2000 A, 3.2%, Liquidity Facility Landesbank Hessen-Thuringen VRDN (b)	10,200	10,200
Arizona Trans. Board Excise Tax Rev. Bonds 5% 7/1/01	3,895	3,902
Glendale Wtr. & Swr. Rev. Bonds 4.75% 7/1/01 (FGIC Insured)	2,800	2,801
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Auth. Rev. (Ranchwood Apt. Proj.) Series 2001 A, 3.65%, LOC Fannie Mae, VRDN (b)(e)	7,170	7,170
Mohave County Indl. Dev. Auth. Bonds:
(Citizens Communications Co. Proj.):
Series 1988, 5.5% tender 3/6/01, CP mode (e)	2,000	2,000
Series 1993 E, 5.5% tender 3/1/01, CP mode (e)	2,800	2,800
(Enviroc, Inc. Proj.) Series 2000 A, 4.875% 12/14/01 (AMBAC Guaranteed) (e)	4,000	4,000
Phoenix Ind. Dev. Auth. Participating VRDN Series PT 1082, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,545	8,545
Phoenix Ind. Dev. Auth. Rev. (Plastican Proj.) Series 1997, 3.3%, LOC Fleet Bank NA, VRDN (b)(e)	1,650	1,650
Pima County Ind. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 3.67% (Liquidity Facility Bank of New York NA) (b)(e)(g)	3,435	3,435
Pima County Indl. Dev. Rev. Participating VRDN Series RF 00 16, 3.67% (Liquidity Facility Bank of New York NA) (b)(e)(g)	2,100	2,100
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series B, 3.45% 4/11/01, CP	5,000	5,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1993, 5.5% tender 3/1/01, CP mode (e)	9,000	9,000
		62,603
Arkansas - 1.0%
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 4.45% (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	3,125	3,125
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arkansas - continued
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 3.7%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	$ 3,000	$ 3,000
Blytheville Ind. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 3.3%, LOC Cr. Agricole Indosuez, VRDN (b)(e)	9,500	9,500
Harrison Ind. Dev. Rev. (Rock-Tenn Converting Co. Proj.) Series 1993, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc. Proj.) Series 1996, 3.57%, LOC Commerzbank AG, VRDN (b)(e)	3,150	3,150
Pine Bluff Ind. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 3.7%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,300	2,300
		23,575
California - 0.2%
California Student Ed. Ln. Marketing Corp. Student Ln. Rev. Bonds Series 1994 A, 4.8%, tender 6/1/01, LOC State Street Bank & Trust Co. (b)(e)	4,000	4,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 3.85%, LOC Societe Generale, VRDN (b)(e)	1,425	1,425
		5,425
Colorado - 2.4%
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 3.8% (Fannie Mae Guaranteed), VRDN (b)(e)	5,100	5,100
Colorado Hsg. Fin. Auth. Rev. Participating VRDN:
Series BA 96 E, 3.62% (Liquidity Facility Bank of America NA) (b)(e)(g)	1,425	1,425
Series FRRI 00 A3, 3.4% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,850	3,850
Series FRRI L9, 3.35% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	5,975	5,975
Denver City & County Arpt. Rev.:
Bonds Series 1997 A:
4.35% tender 3/7/01, LOC Bayerische Landesbank Girozentrale, CP mode (e)	3,800	3,800
4.35% tender 3/7/01, LOC Bayerische Landesbank Girozentrale, CP mode (e)	1,300	1,300
4.45% tender 4/5/01, LOC Bayerische Landesbank Girozentrale, CP mode (e)	2,800	2,800
Participating VRDN:
Series 1997 Q, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,160	3,160
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Series FRRI A43, 3.35% (Liquidity Facility Bank of New York NA) (b)(e)(g)	$ 5,500	$ 5,500
Series PT 249, 3.59% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	1,900	1,900
Series 2000 A, 4.3% 6/20/01, LOC Westdeutsche Landesbank Girozentrale, LOC Bayerische Landesbank Girozentrale, CP (e)	8,000	8,000
Series 2000 C, 3.25% (MBIA Insured), VRDN (b)(e)	3,800	3,800
Dove Valley Metro. District Co. Arapho Bonds 4.4%, tender 11/1/01, LOC BNP Paribas SA (b)	2,000	2,000
Monte Vista Swr. Rev. Series 1992, 3.3%, LOC Wachovia Bank NA, VRDN (b)(e)	2,505	2,505
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 3.8% (Fannie Mae Guaranteed), VRDN (b)(e)	2,600	2,600
		53,715
Connecticut - 0.1%
Connecticut Hsg. Fin. Auth. Participating VRDN Series Merlots 97 L, 3.25% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	2,600	2,600
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 3.3%, VRDN (b)	3,975	3,975
Delaware Hsg. Auth. Rev. Participating VRDN Series 96C0801, 3.82% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	1,000	1,000
		4,975
District Of Columbia - 1.5%
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Bonds:
Series 2000 B, 4.35% 3/21/01 (Trinity Fdg. Guaranteed) (e)	6,500	6,500
Series 2000 E, 4.6% 7/23/01 (e)	2,500	2,500
Series 2001 B, 3.4% 10/1/01 (a)	3,300	3,300
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 3.72% (Liquidity Facility Bank of New York NA) (b)(e)(g)	2,500	2,500
District of Columbia Rev. (Fort Lincoln New Town/Premdist LLC Proj.) Series 2000, 3.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	2,160	2,160
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
District Of Columbia - continued
Metro. Washington Apt. Auth. PFC Rev. Series A:
3.6% 4/5/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	$ 3,900	$ 3,900
4.4% 4/10/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	5,200	5,200
4.45% 4/5/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP (e)	4,400	4,400
Metro. Washington Arpt. Auth. Gen. Arpt. Rev. Series B, 3.4% 4/12/01 (Liquidity Facility Landesbank Baden-Wuerttemberg), CP (e)	3,200	3,200
		33,660
Florida - 3.2%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.67% (Liquidity Facility Bank of New York NA) (b)(e)(g)	3,600	3,600
Florida Hsg. Fin. Agcy. Rev. (Bainbridge Club Apt. Proj.) 3.25%, LOC Fannie Mae, VRDN (b)(e)	6,570	6,570
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PA 535, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,795	4,795
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 3.5% tender 4/12/01, CP mode	5,810	5,810
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1985 D, 4.35% tender 3/8/01 (Liquidity Facility Suntrust Bank), CP mode	5,000	5,000
Series 1992 B:
4.35% tender 3/8/01 (Liquidity Facility Suntrust Bank), CP mode	3,000	3,000
4.4% tender 4/10/01 (Liquidity Facility Suntrust Bank), CP mode	15,600	15,600
Orange County Hsg. Fin. Auth. Homeowner Rev. Bonds Series 2000 B2, 4.65% 6/29/01 (AMBAC Guaranteed) (e)	2,000	2,000
Orange County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Wtr. View Club Proj.) Series 1997 D, 3.25%, LOC Fannie Mae, VRDN (b)(e)	2,665	2,665
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Bonds Series A2, 3.25% 10/1/01 (e)	4,500	4,500
Sarasota County Pub. Hosp. District Rev. Bonds (Sarasota Memorial Hosp. Proj.):
Series 1985 A, 4.4% tender 4/6/01, LOC Suntrust Bank, CP mode	3,025	3,025
Series 1996 A, 4.4% tender 3/8/01, CP mode	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.:
Series B, 3.4% 7/25/01 (FGIC Insured), CP	$ 4,700	$ 4,700
Series C, 3.45% 7/13/01 (FGIC Insured), CP (e)	3,790	3,790
		72,155
Georgia - 4.8%
Bibb County Gen. Oblig. Participating VRDN Series CDC 00 A, 3.62% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	5,900	5,900
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	5,700	5,700
Cherokee County Dev. Auth. Rev. (Blue Circle Aggregates, Inc. Proj.) Series 1997, 3.65%, LOC Danske Bank AS, VRDN (b)(e)	2,000	2,000
DeKalb County Dev. Auth. Ind. Dev. Rev. (Qualex Proj.) 3.7%, LOC Comerica Bank, Texas, VRDN (b)(e)	1,710	1,710
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe Proj.) Series 1996 A, 3.6%, LOC Southtrust Bank NA, VRDN (b)	2,400	2,400
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 3.6%, LOC Suntrust Bank, VRDN (b)	3,600	3,600
Georgia Muni. Elec. Auth. Series B:
3.45% 4/4/01, LOC Bayerische Landesbank Girozentrale, LOC Wachovia Bank NA, CP	2,000	2,000
4.2% 4/9/01, LOC Bayerische Landesbank Girozentrale, LOC Wachovia Bank NA, CP	8,860	8,860
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	1,700	1,700
(Mayor's Point Term. Proj.) Series 1992, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	2,500	2,500
Greene County Dev. Auth. Ind. Dev. Rev. (Chipman-Union, Inc. Proj.) Series 1991, 3.8%, LOC Suntrust Bank, VRDN (b)(e)	550	550
Gwinnett County Dev. Auth. Ind. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	4,060	4,060
(Klockner Namasco Corp. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	1,800	1,800
(O'Neal Steel, Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	500	500
(Shepherd Construction Co., Inc. Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	700	700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 3.6%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	$ 5,600	$ 5,600
Jenkins County Dev. Auth. Ind. Rev. (Metal Industries, Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	1,300	1,300
Macon-Bibb County Ind. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 3.65%, LOC Bank of America NA, VRDN (b)(e)	5,700	5,700
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	3,000	3,000
Paulding County Ind. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.7%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,910	1,910
Pierce County Ind. Dev. & Bldg. Auth. Ind. Dev. Rev. (American Egg Products, Inc. Proj.) Series 1989, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	985	985
Richmond County Dev. Auth. Solid Waste Disp. Rev. (Evergreen Nylon LLC Proj.) 3.25%, LOC BNP Paribas SA, VRDN (b)(e)	3,600	3,600
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.6%, VRDN (b)(e)	15,600	15,600
(Kaolin Term., Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	10,200	10,200
Savannah Port Auth. Rev. (Pier 1 Imports, Inc. Proj.) 3.4%, LOC Bank One, Texas NA, VRDN (b)(e)	4,600	4,600
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 3.7%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	2,790	2,790
Summerville Ind. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.62%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	3,600	3,600
Vienna Dev. Auth. Ind. Dev. Rev. (Mid-Georgia Processing Co. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	900	900
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	3,300	3,300
Worth County Ind. Dev. Auth. Ind. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 3.6%, LOC Suntrust Bank, VRDN (b)	1,155	1,155
		108,220
Hawaii - 0.3%
Hawaii Arpt. Sys. Rev. Participating VRDN Series PA 765, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hawaii - continued
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Bonds (Citizens Communications Co. Proj.) Series 1988 B, 5.5% tender 3/1/01, CP mode (e)	$ 3,300	$ 3,300
Hawaii Hsg. Fin. & Dev. Corp. Participating VRDN Series PT 35, 3.59% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	1,725	1,725
		7,525
Idaho - 0.2%
Idaho Hsg. & Fin. Assoc. Participating VRDN:
Series PA 145 A, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,014	2,014
Series PT 247, 3.59% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	2,200	2,200
		4,214
Illinois - 6.8%
Belvidere Ind. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 3.65%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,840	1,840
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.35% (Fannie Mae Guaranteed), VRDN (b)(e)	1,415	1,415
Chicago Board of Ed. Participating VRDN Series Merlots 97 E, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,125	3,125
Chicago Gen. Oblig.:
Bonds:
Series 2001, 3.65%, tender 8/9/01, LOC Landesbank Hessen-Thuringen (b)	3,300	3,300
Series A, 4.25%, tender 10/25/01, LOC Landesbank Hessen-Thuringen (b)	6,200	6,200
Participating VRDN Series Merlots 00 A12, 3.64% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	2,715	2,715
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 1999 X1, 4.55%, tender 5/10/01 (AMBAC Insured) (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	9,700	9,700
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Participating VRDN Series FRRI 00 L28, 3.4% (Liquidity Facility Lehman Brothers, Inc.) (b)(e)(g)	8,300	8,300
Chicago Rev. (HomeStart Prog.) Series 2000 A, 3.6%, LOC Northern Trust Co., LOC Bank One NA, VRDN (b)	6,100	6,100
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	2,600	2,600
Series Merlots 97 V, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,660	4,660
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.57%, LOC Bank One NA, Chicago, VRDN (b)(e)	$ 4,500	$ 4,500
Cook County Gen. Oblig. Participating VRDN Series 011302, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	3,500	3,500
Danville Ind. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 3.75%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	5,300	5,300
Fulton Indl. Dev. Rev. (JT Cullen Co., Inc. Proj.) 3.3%, LOC Firstar Bank NA, VRDN (b)(e)	2,500	2,500
Glendale Heights Participating VRDN Series PT 106, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	1,500	1,500
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	5,025	5,025
Illinois Dev. Fin. Auth. Envir. Facilities Rev. (Citizens Communications Co. Proj.) Series 1997, 5%, VRDN (b)(e)	4,600	4,600
Illinois Dev. Fin. Auth. Ind. Dev. Rev. (Yale-South Haven Proj.) Series 1994, 3.75%, LOC Bank One, Indiana NA, VRDN (b)(e)	1,890	1,890
Illinois Dev. Fin. Auth. Ind. Dev. Rev.:
(Belmont Steel Proj.) Series 1991, 3.45%, LOC Lasalle Bank NA, VRDN (b)(e)	2,700	2,700
(Camcraft Proj.) Series 1993, 3.45%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	200	200
(Chicago Fineblanking Corp. Proj.) 3.75%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,900	1,900
(Cloverhill Pastry Vend Proj.) 3.45%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	300	300
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.7%, LOC Lasalle Bank NA, VRDN (b)(e)	1,650	1,650
Illinois Dev. Fin. Auth. Poll. Cont. Rev.:
(Illinois Pwr. Co. Proj.):
Series 1997 B, 3.3% (MBIA Insured), VRDN (b)(e)	3,100	3,100
Series 1997 C, 3.3% (MBIA Insured), VRDN (b)(e)	7,800	7,800
(Uno-Ven Co. Proj.) Series 1994, 3.2%, LOC Bank One NA, Michigan, VRDN (b)	2,000	2,000
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series A, 3.2% (Bank of America NA Guaranteed), VRDN (b)	6,470	6,470
(Rich Products, Corp. Proj.) Series 1988, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	6,300	6,300
Illinois Edl. Facilities Auth. Rev.:
Participating VRDN Series Merlots 97 U, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,535	4,535
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Rev.: - continued
(Art Institute of Chicago Proj.) Series 1992, 3.2% (BPA Bank of America NA), VRDN (b)	$ 5,800	$ 5,800
4.35% 6/15/01, CP	2,200	2,200
Illinois Gen. Oblig. Participating VRDN:
Series 001304, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	2,600	2,600
Series ROC 00 10, 3.57% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	6,200	6,200
Illinois Hsg. Dev. Auth. Rev. Participating VRDN Series Merlots 00 W, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	2,890	2,890
Illinois Toll Hwy. Auth. Toll Participating VRDN Series 2000 V, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	9,830	9,830
Lake, Cook, Kane & McHenry Countries Cmnty. Unit School District #220 TAN 4.72% 12/20/01	3,700	3,703
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.28%, LOC Freddie Mac, VRDN (b)(e)	2,200	2,200
Univ. of Illinois Rev. Participating VRDN Series SG 65, 3.54% (Liquidity Facility Societe Generale) (b)(g)	3,000	3,000
		154,148
Indiana - 3.7%
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	2,300	2,300
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 3.68%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	2,000	2,000
Hebron Econ. Dev. Rev. (Aarons Misty Glen Apt. Proj.) Series 1996 A, 3.68%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	3,175	3,175
Indiana Bond Bank TAN Series A2, 4% 1/22/02, LOC Bank of New York NA	26,000	26,153
Indiana Hsg. Fin. Auth. Participating VRDN:
Series Merlots 01 A2, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	2,400	2,400
Series Merlots 97 H, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,960	4,960
Indiana Port Commission Port Rev. (Kosmos Cement Co. Proj.) Series 2000, 3.6%, LOC Citibank NA, New York, VRDN (b)(e)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indianapolis Arpt. Facilities Rev. 4.45% 4/5/01, LOC Bank One, Indiana NA, CP (e)	$ 5,400	$ 5,400
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 3.8%, LOC Comerica Bank, VRDN (b)(e)	1,175	1,175
(Morningside of College Park) Series 1993, 3.58%, LOC Bank One, Indiana NA, VRDN (b)	5,815	5,815
(US LLC Proj.) Series 1996, 3.75%, LOC Bank One, Indiana NA, VRDN (b)(e)	620	620
Indianapolis Ind. Dev. Rev. (SOHL Assoc. LLC Proj.) Series 1995, 3.75%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,550	2,550
Lawrence County Ind. Dev. Rev. (D&M Tool Proj.) 3.67%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,100	1,100
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 3.75%, LOC Bank One NA, VRDN (b)(e)	1,330	1,330
Logansport Ind. Dev. Rev. (Nelson Tube Co. Proj.) Series 1996, 3.67%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,005	1,005
Morristown Envir. Impt. Rev. (Eftec, Inc. Proj.) Series 2000, 3.7%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	2,300	2,300
Muncie Ind. Dev. Rev. (Diamond Plastics Corp. Proj.) Series 1996, 3.7%, LOC Bank of America NA, VRDN (b)(e)	800	800
Petersburg Poll. Cont. Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.) 3.9% tender 3/9/01, CP mode	3,100	3,100
Petersburg Solid Waste Disp. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 3.4%, VRDN (b)(e)	5,600	5,600
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 3.65%, LOC Key Bank Nat'l. Assoc., VRDN (b)	3,600	3,600
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.) Series 1985 L3, 4.35% tender 3/8/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	1,400	1,400
		84,283
Iowa - 0.6%
Clinton Ind. Dev. Rev. (Sethness Prods. Co. Proj.) 3.4%, LOC Northern Trust Co., VRDN (b)(e)	2,400	2,400
Iowa Fin. Auth. Ind. Dev. Rev. (Grafco Industries Proj.) Series 1999, 3.7%, LOC Bank of America NA, VRDN (b)(e)	3,700	3,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Iowa - continued
Iowa Fin. Auth. Single Family Rev. Bonds Series 2000 N, 4.4%, tender 3/15/01 (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	$ 2,075	$ 2,075
Waterloo Ind. Dev. Rev. (O'Neal Metals, Inc. Proj.) 3.7%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
		13,175
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas Pwr. & Lt. Co. Proj.) Series 1998 A, 4.55%, VRDN (b)	2,000	2,000
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 4.5%, VRDN (b)	6,982	6,982
Olathe Indl. Rev. (Garmin Int'l., Inc. Proj.) Series 1995, 3.3%, LOC Bank of America NA, VRDN (b)(e)	3,445	3,445
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 4.47%, VRDN (b)(e)	4,950	4,950
		17,377
Kentucky - 2.5%
Carroll County Solid Waste Disp. Rev.:
(Celotex Corp. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	7,890	7,890
(North American Stainless Proj.) 3.6%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,200	2,200
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 3.3% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	3,600	3,600
Franklin County Ind. Dev. Rev. (Certified Tool & Manufacturing Proj.) 3.75%, LOC Bank One, Illinois NA, VRDN (b)(e)	1,855	1,855
Jefferson County Hosp. Rev. Participating VRDN Series FRRI L4, 3.3% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	2,300	2,300
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 3.59% (MBIA Insured) (Liquidity Facility Commerzbank AG) (b)(e)(g)	3,120	3,120
Kentucky Asset Liability Commission Gen. Fund Rev. Bonds Second Series 1999 A, 3.5% tender 3/6/01, LOC Dexia Cr. Local de France, CP mode	3,900	3,900
Kentucky Asset Liability Commission Road Fund Rev. Bonds Second Series 1999, 4.35% tender 3/1/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP mode	6,000	6,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.6%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Sys. Rev.:
Series 1996 A, 3.65%, LOC Nat'l. City Bank, Kentucky, VRDN (b)(e)	$ 11,850	$ 11,850
Series AA1, 3.65%, LOC Nat'l. City Bank, Kentucky, VRDN (b)(e)	2,850	2,850
McCraken County Ind. Bldg. Rev. (Tyler Mountain Wtr. Proj.) Series 1996, 3.75%, LOC Bank One, Kentucky NA, VRDN (b)(e)	1,750	1,750
Scott County Ind. Bldg. Rev. (Ropak Corp. Proj.) Series 1994, 3.75%, LOC Bank One NA, VRDN (b)(e)	2,200	2,200
Walton Ind. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	1,285	1,285
		55,800
Louisiana - 1.7%
De Quincy Rev. (Recycle, Inc. South. Proj.) Series 1995, 3.65%, LOC Fleet Bank NA, VRDN (b)(e)	2,800	2,800
Jefferson Parish Hosp. Svc. District #2 Participating VRDN Series CDC 99 C, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	3,780	3,780
Jefferson Parish School Board Participating VRDN Series Merlots 00 A38, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,795	3,795
Louisiana Gen. Oblig. Participating VRDN Series MSDW 00 259, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	3,500	3,500
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series LB 99 A52, 3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	3,400	3,400
Lousiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) 3.65% (MBIA Insured), VRDN (b)	3,900	3,900
New Orleans Aviation Board Rev. Series 1997 A, 3.25% (MBIA Insured), VRDN (b)(e)	6,800	6,800
Saint James Parish Gen. Oblig. (American Iron Prod. Proj.) Series 1997, 3.7%, LOC Bank of America NA, VRDN (b)(e)	1,000	1,000
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 3.35%, LOC Wachovia Bank NA, VRDN (b)(e)	2,600	2,600
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.35%, VRDN (b)(e)	3,900	3,900
Series 1994 A, 3.35%, VRDN (b)(e)	1,800	1,800
		37,275
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Maine - 0.3%
Fort Fairfield Rev. (Atlantic Custom Processors Proj.) Series 1998, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	$ 2,000	$ 2,000
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 3.3%, LOC Bank of New York NA, VRDN (b)(e)	2,000	2,000
Maine Tpk. Auth. Participating VRDN Series 001901, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	2,975	2,975
		6,975
Maryland - 1.6%
Howard County Econ. Dev. Rev. (Pace, Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	3,600	3,600
Maryland Econ. Dev. Auth. Rev. (Grafco Ind. Ltd. Proj.) Series 1996, 3.65%, LOC Bank of America NA, VRDN (b)(e)	1,800	1,800
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	3,500	3,500
Maryland Health & Higher Edl. Facilities Auth. Rev. Series D, 3.5%, LOC Bank of America NA, VRDN (b)	12,710	12,710
Maryland State Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev.:
Bonds Series D, 4.7% 6/14/01 (e)	3,100	3,100
Participating VRDN:
Series FRRI A66, 3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	6,800	6,800
Series Merlots 00 lll, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,800	3,800
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,665	1,665
		36,975
Massachusetts - 0.5%
Massachusetts Bay Trans. Auth. Participating VRDN Series Merlots 00 H, 3.25% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,900	3,900
Massachusetts Tpk. Auth. Western Tpk. Rev. Participating VRDN Series BA 97 N, 3.65% (Liquidity Facility Bank of America NA) (b)(g)	6,341	6,341
		10,241
Michigan - 1.5%
Detroit Swr. Disp. Rev. Participating VRDN Series BS 99 81, 3.24% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	3,400	3,400
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Wtr. Sys. Rev. Participating VRDN Series 992202, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 3,900	$ 3,900
Michigan Gen. Oblig. Ctfs. of Prtn. Bonds 4% 10/1/01, LOC Bank of New York NA	6,300	6,327
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series 1997 X, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	4,100	4,100
Michigan Muni. Bond Auth. Rev. Participating VRDN Series 002201, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	2,900	2,900
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) Series 1999, 3.35%, VRDN (b)(e)	4,000	4,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Great Lakes Recovery Proj.) 3.3%, LOC Bank One NA, Michigan, VRDN (b)(e)	700	700
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MSDW 00 282, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,745	5,745
		33,172
Minnesota - 1.2%
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 1993 B:
3.45% tender 4/5/01, CP mode	1,500	1,500
3.7% tender 4/11/01, CP mode	2,200	2,200
Minneapolis & Saint Paul Metro. Arpts. Commission Rev.:
Participating VRDN Series Merlots 00 ZZ, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,800	3,800
Series B, 4.35% 4/10/01, LOC Westdeutsche Landesbank Girozentrale, CP (e)	3,500	3,500
Minnesota Hsg. Fin. Agcy.:
Bonds Series 2000 H, 4.4%, tender 8/30/01 (b)(e)	2,665	2,665
Participating VRDN Series PT 114, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,600	3,600
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Participating VRDN Series ROC II 99 1, 3.57% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	2,800	2,800
Red Wing Poll. Cont. Rev. (Northern States Pwr. Co. Proj.) 3.4%, VRDN (b)	4,600	4,600
Saint Paul Port Auth. Indl. Dev. Rev. (Weyerhaeuser Co. Proj.) Series 1993, 4.47%, VRDN (b)	2,200	2,200
		26,865
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Ind. Dev. Rev. (Pillowtex Corp. Proj.) Series 1992, 3.65%, LOC Bank of America NA, VRDN (b)(e)	$ 1,840	$ 1,840
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,000	1,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	3,395	3,395
Mississippi Gen. Oblig. Participating VRDN Series 992401, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	3,600	3,600
Mississippi Home Corp. Multi-family Hsg. Rev. (Colony Park Apts. Proj.) Series 1998 I, 3.7%, LOC Amsouth Bank NA, Birmingham, VRDN (b)(e)	2,600	2,600
		12,435
Missouri - 0.7%
Lees Summit Ind. Dev. Rev. (BHA Technical, Inc. Proj.) Series 1998 A, 3.65%, LOC Bank of America NA, VRDN (b)(e)	2,100	2,100
Missouri Dev. Fin. Board Ind. Dev. Rev. ( Grange Foundry Proj.) Series 1996, 3.72%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,550	2,550
Missouri Gen. Oblig. Participating VRDN Series MSDW 00 238, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	4,313	4,313
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series CDC 00 H, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	3,700	3,700
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 3.67% (Liquidity Facility Bank of New York NA) (b)(e)(g)	1,960	1,960
		14,623
Montana - 0.1%
Montana Board of Hsg. Participating VRDN Series BA 00 I, 3.62% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,375	2,375
Nebraska - 0.9%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 98 J, 3.62% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series Merlots 00 UU, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	$ 4,300	$ 4,300
Series 2000 G, 3.35% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	9,800	9,800
		19,095
Nevada - 1.2%
Clark County Spl. Facilities Arpt. Rev. Bonds (Signature Flight Support Corp. Proj.) Series 1997 A, 4.5%, tender 6/1/01, LOC Bayerische Landesbank Girozentrale (b)(e)	7,140	7,140
Las Vegas Valley Wtr. District Series A:
3.35% 7/26/01, LOC UBS AG, LOC Westdeutsche Landesbank Girozentrale, CP	4,000	4,000
3.35% 7/26/01, LOC Westdeutsche Landesbank Girozentrale, CP	3,700	3,700
Nevada Director of Dept. Commerce Ind. Dev. Rev. (Primex Corp. Proj.) 3.75%, LOC Bank One, Indiana NA, VRDN (b)(e)	1,695	1,695
Nevada Gen. Oblig. Participating VRDN:
Series 962801, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	3,200	3,200
Series SGB 31, 3.57% (Liquidity Facility Societe Generale) (b)(g)	7,600	7,600
		27,335
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 3.6% tender 7/25/01, CP mode (e)	4,300	4,300
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 3.65%, LOC Fleet Bank NA, VRDN (b)(e)	4,500	4,500
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 3.595%, LOC Deutsche Bank AG, VRDN (b)(e)	6,800	6,800
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 97 F, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,175	3,175
		18,775
New Jersey - 0.3%
Greenwich Township Board Ed. BAN 3.4% 7/17/01	5,784	5,790
Moorestown Township Gen. Oblig. BAN 5.5% 6/1/01	2,000	2,004
		7,794
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Mexico - 0.6%
Albuquerque Joint Wtr. & Swr. Sys. Bonds 4.75% 7/1/01	$ 3,245	$ 3,255
Dona Ana County Ind. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 3.3%, LOC Firstar Bank NA, VRDN (b)(e)	1,500	1,500
Espanol Ind. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 3.75%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	2,600	2,600
New Mexico Hosp. Equip. Ln. Council Rev. (Pooled Ln. Prog.) Series 2000 A, 3.2%, Liquidity Facility Landesbank Hessen-Thuringen VRDN (b)	6,300	6,300
		13,655
New York - 0.8%
Nassau County Gen. Oblig. RAN Series 2000 A, 6% 3/20/01, LOC Bank of Nova Scotia, LOC First Union Nat'l. Bank, North Carolina	2,400	2,402
New York State Mtg. Agcy. Participating VRDN Series Merlots 97 J, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	6,255	6,255
Suffolk County Gen. Oblig. TAN 4.4% 8/14/01	10,000	10,016
		18,673
Non State Specific - 0.2%
Stephens Equity Trust III Participating VRDN Series 1996, 3.77%, LOC Bayerische Hypo-und Vereinsbank AG (b)(e)(g)	5,299	5,299
North Carolina - 2.0%
Buncombe County Ind. Facilities & Poll. Cont. Fin. Auth. Rev. (Gold Star Coating Proj.) Series 1997, 3.65%, LOC Comerica Bank, VRDN (b)(e)	1,700	1,700
Catawba County Ind. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.75%, LOC Nat'l. City Bank, VRDN (b)(e)	1,900	1,900
Columbus County Ind. Facilities & Poll. Cont. Rev. (Conflandey Proj.) 3.7%, LOC BNP Paribas SA, VRDN (b)(e)	4,700	4,700
Henderson County Ind. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	1,600	1,600
Mecklenburg County Ind. Facilities & Poll. Cont. Fin. Auth. Rev. (Stefano Foods, Inc. Proj.) Series 1996, 3.65%, LOC Bank of America NA, VRDN (b)(e)	2,400	2,400
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 693, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,495	3,495
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 3.7%, LOC Citibank NA, New York, VRDN (b)(e)	9,300	9,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.:
(New Generation Corp. Proj.) Series 1999, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 8,500	$ 8,500
(Philip Morris Cos. Proj.) 3.6%, VRDN (b)	7,200	7,200
Surry County Ind. Facilities & Poll. Cont. Rev. (Intex Corp. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	700	700
Union County Indl. Facilities & Poll Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	3,200	3,200
		44,695
North Dakota - 0.9%
Fargo Ind. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 3.65%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	700	700
Hebron Ind. Dev. Rev. (Dacco, Inc. Proj.) 3.65%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	1,500	1,500
North Dakota Hsg. Fin. Agcy. Rev. Bonds:
Series 2000, 4.2%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	6,100	6,100
Series 2001 B, 3.35% 3/1/02 (e)	3,300	3,300
Series B, 4.25% 3/1/01 (e)	7,800	7,800
		19,400
Ohio - 4.1%
Clark County Multi-family Rev. (Masonic Home Proj.) Series 1999, 3.57% (AMBAC Insured), VRDN (b)	2,500	2,500
Cleveland Arpt. Sys. Rev. 3.35%, LOC State Street Bank & Trust Co., LOC Westdeutsche Landesbank Girozentrale, VRDN (b)	7,300	7,300
Cleveland City School District Bonds 5% 6/1/01 (AMBAC Insured)	4,000	4,016
Cleveland Wtrwks. Rev. Bonds Series F, 6.5% 1/1/21 (AMBAC Insured) (Pre-Refunded to 1/1/02 @ 102) (f)	4,000	4,184
Franklin County Multi-family Rev. (Golf Pointe Apts. Proj.) Series 2000 A, 3.6%, LOC Lasalle Bank NA, VRDN (b)(e)	2,200	2,200
Franklin Multi-family Rev. Bonds (260 East Naghten Street Proj.) 5.05%, tender 8/1/01, LOC Fifth Third Bank, Cincinnati (b)(e)	1,650	1,650
Indian Hill Exempt Village School District Hamilton County BAN 4.86% 6/28/01	5,100	5,110
Ohio Air Quality Dev. Auth. Rev. (Duquesne Lt. Co. Proj.) 3.25% (AMBAC Insured), VRDN (b)(e)	6,250	6,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds:
Series B, 3.4% 3/1/02 (a)(e)	$ 4,100	$ 4,100
Series BA 98 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	4,495	4,495
Series BA 99 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA) (b)(e)(g)(h)	7,645	7,645
Participating VRDN:
Series BA 00 F, 3.6% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,500	3,500
Series CDC 99 A, 3.59% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	4,800	4,800
Series PT 241, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	7,520	7,520
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pedcor Invt. Willowlake Apts. Proj.) Series A, 3.68%, LOC Bank One NA, VRDN (b)(e)	1,000	1,000
Ohio Wtr. Dev. Auth. (Waste Mgmt. Proj.) Series B, 3.35%, LOC Fleet Bank NA, VRDN (b)(e)	2,200	2,200
Ohio Wtr. Dev. Auth. Poll. Cont. Facilites Rev. (Philip Morris Co., Inc. Proj.) 3.3%, VRDN (b)	6,000	6,000
Seven Hills Gen. Oblig. BAN 4.75% 6/21/01	1,500	1,502
Summit County Gen. Oblig. BAN 5.5% 5/31/01	3,900	3,907
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 3.75%, LOC Bank One NA, VRDN (b)(e)	890	890
Univ. of Cincinnati BAN:
Series AW:
3.75% 2/28/02 (a)	3,640	3,656
5.25% 3/1/01	3,465	3,465
Series BB, 4.45% 12/20/01	1,650	1,653
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 3.67%, LOC Bank One NA, VRDN (b)(e)	3,300	3,300
		92,843
Oklahoma - 2.2%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	2,500	2,500
McGee Creek Auth. Wtr. Rev. Participating VRDN Series CDC 00 B, 3.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(g)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev.:
(Oklahoma Hosp. Assoc. Proj.):
Series 1999 A, 3.2% (CDC Fdg. Corp. Guaranteed), VRDN (b)	$ 10,500	$ 10,500
Series 2000 A, 3.2% (CDC Fdg. Corp. Guaranteed), VRDN (b)	3,600	3,600
(Shawnee Fdg. LP Proj.) Series 1996, 3.6%, LOC Bank of Nova Scotia, VRDN (b)(e)	4,000	4,000
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 3.72% (Liquidity Facility Bank of New York NA) (b)(e)(g)	1,950	1,950
Oklahoma Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series CDC 96 G, 3.62% (Liquidity Facility Caisse des Depots et Consignations) (b)(e)(g)	1,120	1,120
Series PT 104, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	1,405	1,405
Series PT 167, 3.59% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	2,340	2,340
Oklahoma Ind. Fin. Auth. Bonds Series L, 4.45%, tender 5/1/01, LOC Landesbank Hessen-Thuringen (b)(e)	7,600	7,600
Southeastern Oklahoma Ind. Auth. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 4.47%, VRDN (b)(e)	3,500	3,500
Tulsa Ind. Auth. Ind. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 3.7%, LOC Bank of America NA, VRDN (b)(e)	4,600	4,600
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B1, 3.67% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,750	2,750
		48,865
Oregon - 1.3%
Lane County Swr. Disp. Rev. (Weyerhauser Co. Proj.) 4.47%, VRDN (b)(e)	7,100	7,100
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series CL, 4.47%, VRDN (b)(e)	3,000	3,000
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 3.35%, LOC Nat'l. Bank of Canada, VRDN (b)(e)	1,900	1,900
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 3.57%, LOC Bank One, Arizona NA, VRDN (b)	3,800	3,800
Oregon Hsg. & Cmnty. Svcs. Dept. Bonds Series 2000 N, 4.45% 6/1/01 (e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 3.35%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	$ 2,400	$ 2,400
Washington, Multnomah & Yamhill County School District No. 1J Participating VRDN Series Putters 171, 3.57% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(g)	5,410	5,410
		28,610
Pennsylvania - 1.9%
Berks County Ind. Dev. Auth. Rev.:
(Brentwood Industries, Inc. Proj.) Series 2000, 3.65%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	2,900	2,900
(Giorgi Mushroom Co. Proj.) Series C, 3.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	6,130	6,130
(KTB Real Estate Partnership Proj.) 3.7%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	2,500	2,500
Crawford County Ind. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	2,430	2,430
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.) Series 1993, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	1,500	1,500
Harrisburg Wtr. Auth. Rev. Participating VRDN Series SGA 80, 3.24% (Liquidity Facility Societe Generale) (b)(g)	1,810	1,810
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 3.35% (AMBAC Insured), VRDN (b)	4,000	4,000
Pennsylvania Econ. Dev. Fing. Auth. Ind. Dev. Rev.:
(BPS Dev. Proj.) Series 1989 D3, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	125	125
(Giffen, Schlaegle & Pirillia Proj.) Series 1992 A3, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	425	425
Series 1994 B3, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,200	1,200
Series 1995 D10, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	900	900
Series 1995 D4, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	900	900
Series 1997 B3, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,200	1,200
Series 1997 B4, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,500	1,500
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 2000 A, 3.35% (AMBAC Insured), VRDN (b)(e)	5,700	5,700
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds (Waynesburg College Proj.) Series 1998 C2, 4.4%, tender 11/1/01, LOC PNC Bank NA (b)	2,900	2,900
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Proj.) Series 1990 B, 4.4% tender 3/14/01, LOC Dexia Cr. Local de France, CP mode (e)	5,750	5,750
		41,870
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Rhode Island - 0.1%
Rhode Island Ind. Facilities Corp. Ind. Dev. Rev. (Calise & Sons Bakery Proj.) Series 1999, 3.3%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	$ 2,200	$ 2,200
South Carolina - 3.6%
Abbeville City Ind. Dev. Rev. (Springs Ind., Inc. Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	4,000	4,000
Dorchester County Ind. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	6,650	6,650
Marion County Ind. Dev. Rev. (New South, Inc. Proj.) Series 1994, 3.7%, LOC Bank of America NA, VRDN (b)(e)	2,405	2,405
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,175	3,175
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Bonds Series PT 326, 4.4%, tender 4/19/01 (Liquidity Facility Commerzbank AG) (b)(e)(g)(h)	11,540	11,540
Participating VRDN Series PT 270, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	5,380	5,380
South Carolina Hsg. Fin. Dev. Multi-family Hsg. Rev. (Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alexander Machinery, Inc. Proj.) Series 1994, 3.7%, LOC Bank of America NA, VRDN (b)(e)	1,900	1,900
(Alfmeier Corp. Proj.) 3.6%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	3,200	3,200
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	2,000	2,000
(Keys Printing Co. Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	2,900	2,900
(Mohawk Ind., Inc. Proj.):
Series 1997 B, 3.67%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,200	1,200
Series A, 3.67%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	1,000	1,000
Series C, 3.67%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	2,325	2,325
(Paxar Corp. Proj.) Series 1996, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	3,800	3,800
(Ring Missouri LP Proj.) Series 1999, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	2,200	2,200
(Turnils North America Proj.) Series 1999, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Rev.:
(Titan Wheel Int'l. Proj.) Series 1995, 3.7%, LOC Bank of America NA, VRDN (b)(e)	$ 9,500	$ 9,500
(Wellman, Inc. Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	7,500	7,500
South Carolina Port Auth. Rev. Participating VRDN Series FRRI A22, 3.35% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)	2,025	2,025
Spatanburg County Ind. Dev. Rev. (Prym-Dritz Corp. Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	500	500
Union County Ind. Dev. Auth. Rev. (Fed. Paper Board Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	4,000	4,000
		81,260
South Dakota - 0.7%
South Dakota Hsg. Dev. Auth.:
Bonds (Homeownership Mtg. Prog.) Series F, 4.5% 6/28/01	3,000	3,000
Participating VRDN Series Merlots 00 GGG, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	13,300	13,300
		16,300
Tennessee - 3.9%
Chattanooga Ind. Dev. Board Ind. Rev. (Burner Systems Int'l., Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	2,500	2,500
Claiborne County Ind. Dev. Board Ind. Dev. Rev. (Royal Sterilization Sys. Proj.) 4.1%, LOC First Tennessee Bank NA, Memphis, VRDN (b)(e)	1,000	1,000
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 3.55%, LOC Bank of America NA, VRDN (b)	5,000	5,000
Cumberland County Ind. Dev. Board Ind. Dev. Rev. (Delbar Products, Inc. Proj.) 3.7%, LOC PNC Bank NA, VRDN (b)(e)	1,000	1,000
Huntingdon Indl. Dev. Board Rev. (Behlen Manufacturing Co. Proj.) Series 2000, 3.62%, LOC Bank of America NA, VRDN (b)(e)	8,000	8,000
Jackson Ind. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 3.65%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Loudon County Indl. Exempt Facilites Rev. (Kimberly Clark Corp. Proj.) 3.3%, VRDN (b)(e)	2,900	2,900
McMinn County Ind. Dev. Board Ind. Rev. (Southern Ionics, Inc. Proj.) 3.7%, LOC Southtrust Bank NA, VRDN (b)(e)	1,440	1,440
McMinn County Ind. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	4,700	4,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	$ 5,200	$ 5,200
Memphis-Shelby County Ind. Poll. Cont. Rev. (Birmingham Steel Co. Proj.) Series 1996, 3.7%, LOC PNC Bank NA, VRDN (b)(e)	3,200	3,200
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Bonds 6.075% 1/1/02 (AMBAC Insured) (Pre-Refunded to 1/1/02 @ 102) (f)	3,500	3,647
Morristown Ind. Dev. Board Ind. Dev. Rev.:
(BOS Automotive Prod. Proj.) 3.65%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	3,000	3,000
(Lakeway Container, Inc. Proj.) Series 1993, 4.1%, LOC First Tennessee Bank NA, Memphis, VRDN (b)(e)	1,600	1,600
Oak Ridge Indl. Dev. Board Econ. Dev. Rev. (Manufacturing Sciences, Inc. Proj.) 3.3%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	6,000	6,000
Savannah Ind. Dev. Corp. Ind. Dev. Rev. (Shiloh Foods Proj.) 3.65%, LOC Bank of America NA, VRDN (b)(e)	2,800	2,800
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 3.55% (AMBAC Insured), VRDN (b)(e)	12,200	12,200
South Pittsburg Ind. Dev. Board Rev. (Lodge Manufacturing Proj.) 3.6%, LOC Suntrust Bank, VRDN (b)(e)	1,400	1,400
Tennessee Hsg. Dev. Agcy.:
Bonds (Homeownership Prog.) Series 2C, 4.75% 3/15/01 (e)	2,135	2,135
Participating VRDN:
Series PA 660R, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,000	2,000
Series PT 25, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,655	3,655
Series PT 59A, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	575	575
Series PT 59B, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,505	3,505
Trenton Ind. Dev. Rev. (Dyersburg Fabrics, Inc. Proj.) Series 1990, 3.6%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)(e)	4,620	4,620
Williamson County Ind. Dev. Board Rev. (Telco, Inc. Proj.) Series 1996, 3.7%, LOC Bank of America NA, VRDN (b)(e)	1,500	1,500
		88,577
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - 16.5%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	$ 4,305	$ 4,305
Austin Combined Util. Sys. Rev. Series A, 4.4% 4/6/01, LOC Morgan Guaranty Trust Co., NY, LOC State Street Bank & Trust Co., CP	2,000	2,000
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 3.24% (Liquidity Facility Societe Generale) (b)(g)	9,680	9,680
Bell County Ind. Dev. Corp. Ind. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 3.73%, LOC Firstar Bank NA, VRDN (b)(e)	1,400	1,400
Brazos Hbr. Ind. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 4.35% tender 4/6/01, CP mode	2,300	2,300
Brazos River Auth. Poll. Cont. Rev. Bonds (Texas Utils. Elec. Co. Proj.):
Series 1994 A, 4.35% tender 3/8/01, LOC Chase Manhattan Bank of Delaware, CP mode (e)	2,000	2,000
Series B, 3.35% tender 4/6/01, LOC Chase Manhattan Bank of Delaware, CP mode (e)	7,070	7,070
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1988:
3.6% tender 3/16/01, CP mode (e)	8,000	8,000
4.4% tender 3/7/01, CP mode (e)	1,980	1,980
4.4% tender 3/8/01, CP mode (e)	2,000	2,000
Brazos River Hbr. Navigation District of Brazoria County Rev.:
Bonds (Dow Chemical Co. Proj.):
Series 1991:
3.45% tender 4/5/01, CP mode	9,800	9,800
3.45% tender 8/24/01, CP mode	7,800	7,800
3.5% tender 6/7/01, CP mode	2,400	2,400
Series 1992, 4.45% tender 4/12/01, CP mode (e)	8,590	8,590
(Dow Chemical Co. Proj.):
Series 1997, 3.35%, VRDN (b)(e)	7,000	7,000
Series 1998, 3.35%, VRDN (b)(e)	9,900	9,900
Series 1999, 3.35%, VRDN (b)(e)	5,000	5,000
Series 2000, 3.35%, VRDN (b)(e)	800	800
Brownsville Ind. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 3.6%, LOC Suntrust Bank, VRDN (b)(e)	1,000	1,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.7%, LOC Bank of America NA, VRDN (b)(e)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Cleburne Ind. Dev. Corp. Ind. Dev. Rev. (Southwestern Analytical Chemical Proj.) 3.8%, LOC Nat'l. City Bank, VRDN (b)(e)	$ 925	$ 925
Dallas Fort Worth Int'l. Arpt. Participating VRDN Series Merlots 00 II, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,200	3,200
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series PT 371, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	9,930	9,930
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 3.24% (Liquidity Facility Societe Generale) (b)(g)	2,485	2,485
El Paso Ind. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 3.75%, LOC Chase Manhattan Bank of Delaware, VRDN (b)(e)	1,200	1,200
Georgetown Ind. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 3.75%, LOC Bank One, Texas NA, VRDN (b)(e)	2,480	2,480
Georgetown Independent School District Variable Rate TRAN Series 20001, 4.104% 8/31/01 (b)(h)	1,000	1,000
Grand Prairie Ind. Dev. Auth. Ind. Dev. Rev. (Precision/API Ketema Proj.) Series 1996, 3.7%, LOC HSBC Bank USA, VRDN (b)(e)	630	630
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds:
Series 1993 B, 4.8%, tender 6/1/01, LOC Student Ln. Marketing Assoc. (b)(e)	9,400	9,400
Series 1995 A, 4.5%, tender 5/1/01, LOC Student Ln. Marketing Assoc. (b)(e)	3,400	3,400
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 1996 A, 3.7%, tender 3/1/02, LOC Student Ln. Marketing Assoc. (b)(e)	9,000	9,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Air Products Proj.) Series 1999, 3.25%, LOC Bank One NA, Chicago, VRDN (b)(e)	4,800	4,800
Harlingen Ind. Dev. Auth. Ind. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 3.8%, LOC Bank of America NA, VRDN (b)(e)	3,200	3,200
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series FRRI 99 A53, 3.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(g)	6,200	6,200
Houston Arpt. Sys. Rev. Participating VRDN Series Merlots 00 A25, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	12,475	12,475
Houston Gen. Oblig. Series B:
3.25% 8/8/01, CP	5,300	5,300
3.65% 3/15/01, CP	7,700	7,700
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Higher Ed. Participating VRDN:
Series SG 127, 3.54% (Liquidity Facility Societe Generale) (b)(g)	$ 2,400	$ 2,400
Series SG 139, 3.54% (Liquidity Facility Societe Generale) (b)(g)	4,300	4,300
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series MSDW 00 427, 3.59% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,495	5,495
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	6,000	6,000
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 3.24% (Liquidity Facility Societe Generale) (b)(g)	6,000	6,000
Nueces River Ind. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984:
3.6% tender 3/8/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	3,900	3,900
3.7% tender 4/3/01 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed), CP mode	7,200	7,200
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) Series 2000, 3.25%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(e)	7,000	7,000
Port of Port Arthur Navigation District Envir. Facilities Rev. Series E, 3.45%, VRDN (b)(e)	5,000	5,000
San Antonio Elec. & Gas Rev. Participating VRDN:
Series SG 101, 3.54% (Liquidity Facility Societe Generale) (b)(g)	4,000	4,000
Series SG 105, 3.54% (Liquidity Facility Societe Generale) (b)(g)	4,420	4,420
San Antonio Ind. Dev. Auth. Ind. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 3.7%, LOC Bank of America NA, VRDN (b)(e)	1,000	1,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	2,500	2,500
San Marcos Ind. Dev. Corp. Ind. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 3.67%, LOC Bank of America NA, VRDN (b)(e)	3,250	3,250
Sunbelt Ind. Dev. Corp. Rev. (Fort Dearborn Lithograph Proj.) Series 1995, 3.75%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,500	1,500
Terrell Dev. Corp. Ind. Dev. Rev. (Consolidated Sys. Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	$ 4,000	$ 4,000
Texas Gen. Oblig.:
Participating VRDN:
Series Merlots 00 QQ, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	4,990	4,990
Series MSDW 00 290, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	4,460	4,460
Series PT 453, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)(h)	3,955	3,955
TRAN 5.25% 8/31/01	91,000	91,674
Texas Pub. Fin. Auth. Rev. Series B, 4.4% 4/6/01, CP	5,800	5,800
Univ. of Texas Univ. Rev. Participating VRDN:
Series MSDW 98 97, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	7,500	7,500
Series SGA 78, 3.24% (Liquidity Facility Societe Generale) (b)(g)	4,500	4,500
		371,794
Utah - 1.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B3:
3.35% 7/26/01, CP	3,900	3,900
3.35% 7/26/01, CP	7,400	7,400
4.35% 3/9/01, CP	9,000	9,000
Utah Hsg. Fin. Agcy.:
Bonds Series PT 209, 4.45%, tender 4/12/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)(g)(h)	2,340	2,340
Participating VRDN:
Series PT 84A, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	455	455
Series PT 84B, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	485	485
		23,580
Virginia - 2.9%
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1987 A, 4.25% tender 4/9/01, CP mode	10,500	10,500
Fairfax County Econ. Dev. Auth. Resource Recovery Rev. Participating VRDN Series Merlots 00 A35, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 3.6%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 7,500	$ 7,500
Frederick County Ind. Dev. Auth. Rev. (Nat'l. Wildlife Federation Proj.) Series 1996, 3.65%, LOC Bank of America NA, VRDN (b)(e)	5,000	5,000
Greensville County Ind. Dev. Auth. Dev. Rev. (Beach Mold & Tool Virginia, Inc. Proj.):
Series 1996 A, 3.75%, LOC Bank One, Kentucky NA, VRDN (b)(e)	1,110	1,110
Series 1996 B, 3.75%, LOC Bank One, Kentucky NA, VRDN (b)(e)	2,050	2,050
Greensville County Ind. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 3.75%, LOC Bank One, Kentucky NA, VRDN (b)(e)	800	800
Halifax County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.4% tender 4/5/01, CP mode (e)	13,100	13,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
3.05% tender 4/5/01, CP mode	5,700	5,700
3.55% tender 3/16/01, CP mode	3,325	3,325
Mecklenburg County Ind. Dev. Auth. Rev. (American Bldg. Co. Proj.) 3.7%, LOC Canadian Imperial Bank of Commerce, VRDN (b)(e)	3,440	3,440
Newport News Gen. Oblig. BAN 3.75% 10/1/01	3,100	3,105
Prince William County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 3.05% tender 4/5/01, CP mode	5,400	5,400
		66,030
Washington - 5.8%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,400	3,400
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	1,900	1,900
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 3.5%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,900	2,900
Port Grays Hbr. Ind. Dev. Corp. Solid Waste Disp. Rev. (Pacific Veneer, Weyerhaeuser Co. Proj.):
Series 1993, 4.47%, VRDN (b)(e)	2,365	2,365
4.47%, VRDN (b)(e)	9,650	9,650
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Port Longview Ind. Dev. Corp. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1993, 4.47%, VRDN (b)(e)	$ 22,400	$ 22,400
Port Seattle Gen. Oblig.:
Series 1997, 3.3%, LOC Canadian Imperial Bank of Commerce, VRDN (b)(e)	10,500	10,500
Series 1999 B, 3.3%, LOC Commerzbank AG, VRDN (b)(e)	3,000	3,000
Series A, 4.35% 4/10/01, LOC Bank of America NA, CP	1,465	1,465
Series B:
3.5% 4/11/01, LOC Bank of America NA, CP (e)	1,600	1,600
4.35% 3/9/01, LOC Bank of America NA, CP (e)	3,570	3,570
Seattle Gen. Oblig. Ltd. Tax Participating VRDN Series SGB 12, 3.57% (Liquidity Facility Societe Generale) (b)(g)	2,600	2,600
Seattle Hsg. Auth. Rev. (New Holly Phase II Proj.) 3.8%, LOC Key Bank Nat'l. Assoc., VRDN (b)(e)	3,700	3,700
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 3.6%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	1,300	1,300
Washington Gen. Oblig. Participating VRDN:
Series 004705, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	4,635	4,635
Series MSDW 00 388, 3.57% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	12,145	12,145
Series SGA 34, 3.24% (Liquidity Facility Societe Generale) (b)(g)	3,255	3,255
Series SGA 35, 3.24% (Liquidity Facility Societe Generale) (b)(g)	8,990	8,990
Series SGB 09, 3.57% (Liquidity Facility Societe Generale) (b)(g)	5,000	5,000
Washington Hsg. Fin. Commission:
Bonds:
(Single Family Mtg. Prog.) Series 2AS, 4.4% 4/1/01 (e)	1,835	1,835
Series 2001 1AS, 3.375% 2/1/02 (e)	6,250	6,250
Participating VRDN Series Merlots 97 D, 3.35% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(e)(g)	3,705	3,705
Washington Hsg. Fin. Commission Single Family Mtg. Rev.:
Bonds Series 2000 4AS, 4.4% 10/15/01 (e)	9,000	9,000
Participating VRDN Series PT 86, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,750	1,750
Washington Motor Vehicle Fuel Tax Participating VRDN Series 964701, 3.57% (Liquidity Facility Citibank NA, New York) (b)(g)	4,000	4,000
		130,915
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
West Virginia - 1.0%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 3.5% tender 7/25/01, CP mode (e)	$ 1,300	$ 1,300
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 4.45% tender 3/12/01, CP mode (e)	6,500	6,500
Putnam County Envir. Facilities Rev. (Flexsys America Proj.) Series 2000 A, 3.6%, LOC Lasalle Bank NA, VRDN (b)(e)	2,700	2,700
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 3.67%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	5,500	5,500
West Virginia Hosp. Fin. Auth. Rev. (WVHA Pooled Ln. Fing. Prog.) Series 2000 A, 3.3%, Liquidity Facility Bank of Nova Scotia, Liquidity Facility BNP Paribas SA, VRDN (b)	5,900	5,900
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 3.4% tender 7/26/01, LOC Dexia Cr. Local de France, CP mode (e)	1,150	1,150
		23,050
Wisconsin - 2.3%
Ashwaubenon Ind. Dev. Rev. (Tufco Proj.) Series 1992, 3.75%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,500	1,500
Butler Ind. Dev. Rev. (Western States Envelope Co. Proj.) Series 1996, 3.3%, LOC Firstar Bank NA, VRDN (b)(e)	2,305	2,305
D.C. Everest Area School District BAN 4.56% 8/1/01	9,745	9,749
Hartford Cmnty. Dev. Auth. Ind. Dev. Rev. (TNT/Larpen Supply Proj.) 3.75%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,970	1,970
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc. Proj.) 3.25%, LOC Bank of America NA, VRDN (b)(e)	1,400	1,400
Pleasant Prairie Village Ind. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 3.55%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,500	4,500
Raymond Ind. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 3.75%, LOC Bank One, Wisconsin, VRDN (b)(e)	2,160	2,160
Rhinelander Ind. Rev. (Red Arrow Prod. Co., Inc. Proj.) Series 1994, 3.75%, LOC Bank One, Wisconsin, VRDN (b)(e)	5,600	5,600
Sturgeon Bay Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.3%, LOC Firstar Bank NA, VRDN (b)(e)	1,100	1,100
Sturtevant Ind. Dev. Rev. (Quadra, Inc. Proj.) 3.75%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,300	1,300
Wisconsin Gen. Oblig.:
Ctfs. of Prtn. Participating VRDN Series 944904 Class A, 3.59% (Liquidity Facility Citibank NA, New York) (b)(e)(g)	3,480	3,480
Series 2000 C, 3.6% 4/5/01, CP	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Rev. Participating VRDN:
Series PT 445, 3.59% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	$ 7,995	$ 7,995
Series PT 455, 3.59% (Liquidity Facility Commerzbank AG) (b)(e)(g)	3,035	3,035
		50,694
Wyoming - 0.6%
Campbell County Indl. Dev. Rev. Bonds (Two Elk Pwr. Generator Station Proj.) 4.6%, tender 12/3/01 (b)(e)	4,400	4,400
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 3.3%, LOC Nat'l. Rural Util. Coop. Fin. Corp., VRDN (b)	2,000	2,000
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 3.3% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(g)	5,045	5,045
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 112, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	925	925
		12,370
	Shares
Other - 0.9%
Fidelity Municipal Cash Central Fund, 3.55% (c)(d)	21,095,000	21,095
TOTAL INVESTMENT PORTFOLIO - 97.7%		2,203,385
NET OTHER ASSETS - 2.3%		51,192
NET ASSETS - 100%		$ 2,254,577
Total Cost for Income Tax Purposes $ 2,203,385
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 4.45% (Liquidity Facility Bank of America NA)	12/7/00	$ 3,125
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 1999 X1, 4.55%, tender 5/10/01 (AMBAC Insured) (Liquidity Facility Bank of America NA)	11/16/00	$ 9,700
Georgetown Independent School District Variable Rate TRAN Series 20001, 4.104% 8/31/01	12/5/00	$ 1,000
Security	Acquisition Date	Cost (000s)
Iowa Fin. Auth. Single Family Rev. Bonds Series 2000 N, 4.4%, tender 3/15/01 (Liquidity Facility Bank of America NA)	8/16/00	$ 2,075
North Dakota Hsg. Fin. Agcy. Rev. Bonds Series 2000, 4.2%, tender 6/21/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	12/7/00	$ 6,100
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series BA 98 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA)	11/9/00	$ 4,495
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series BA 99 Q, 4.5%, tender 4/19/01 (Liquidity Facility Bank of America NA)	11/9/00	$ 7,645
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Bonds Series PT 326, 4.4%, tender 4/19/01 (Liquidity Facility Commerzbank AG)	10/19/00	$ 11,540
Security	Acquisition Date	Cost (000s)
Texas Gen. Oblig. Participating VRDN Series PT 453, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	8/17/00 - 2/23/01	$ 3,955
Utah Hsg. Fin. Agcy. Bonds Series PT 209, 4.45%, tender 4/12/01 (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	10/11/00	$ 2,340
Income Tax Information

At August 31, 2000, the fund had a capital loss carryforward of approximately $320,000 of which $1,000, $46,000, $26,000, $125,000, $14,000, $95,000, $9,000 and $4,000 will expire on August 31, 2001, 2002, 2003, 2004, 2005, 2006, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2001 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 2,203,385
Receivable for securities sold
Regular delivery		5,228
Delayed delivery		3,400
Cash		66
Receivable for fund shares sold		47,645
Interest receivable		16,547
Other receivables		119
Total assets		2,276,390
Liabilities
Payable for investments purchased Regular delivery	$ 9,000
Delayed delivery	11,056
Payable for fund shares redeemed	536
Distributions payable	548
Accrued management fee	664
Other payables and accrued expenses	9
Total liabilities		21,813
Net Assets		$ 2,254,577
Net Assets consist of:
Paid in capital		$ 2,254,854
Accumulated undistributed net realized gain (loss) on investments		(277)
Net Assets, for 2,254,852 shares outstanding		$ 2,254,577
Net Asset Value, offering price and redemption price per share ($2,254,577 ÷ 2,254,852 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2001 (Unaudited)
Investment Income Interest		$ 46,111
Expenses
Management fee	$ 5,500
Non-interested trustees' compensation	5
Total expenses before reductions	5,505
Expense reductions	(1,291)	4,214
Net investment income		41,897
Net Realized Gain (Loss) on Investments		47
Net increase (decrease) in net assets resulting from operations		$ 41,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2001 (Unaudited)	Year ended August 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 41,897	$ 78,019
Net realized gain (loss)	47	20
Net increase (decrease) in net assets resulting from operations	41,944	78,039
Distributions to shareholders from net investment income	(41,897)	(78,019)
Share transactions at net asset value of $1.00 per share Net proceeds from sales of shares	1,527,984	2,564,755
Reinvestment of distributions from net investment income	38,372	71,578
Cost of shares redeemed	(1,525,516)	(2,638,997)
Net increase (decrease) in net assets and shares resulting from share transactions	40,840	(2,664)
Total increase (decrease) in net assets	40,887	(2,644)
Net Assets
Beginning of period	2,213,690	2,216,334
End of period	$ 2,254,577	$ 2,213,690

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2001	Years ended August 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.019	.036	.029	.033	.033	.034
Less Distributions
From net investment income	(.019)	(.036)	(.029)	(.033)	(.033)	(.034)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.90%	3.63%	2.95%	3.40%	3.38%	3.41%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 2,255	$ 2,214	$ 2,216	$ 2,277	$ 2,329	$ 2,380
Ratio of expenses to average net assets	.40% A, D	.40% D	.40% D	.40% D	.40% D	.40% D
Ratio of expenses to average net assets after expense reductions	.38% A, E	.40%	.39% E	.39% E	.40%	.39% E
Ratio of net investment income to average net assets	3.81% A	3.56%	2.91%	3.35%	3.33%	3.36%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the account closeout fee and for periods of less than one year are not annualized.

D FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan® Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,975,000 or 2.3% of net assets.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $5,000 for the period.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Fidelity Municipal Cash Central Fund. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Fidelity Municipal Cash Central Fund (the Cash Fund) managed by FIMM, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. The Cash Fund does not pay a management fee. Income distributions from the Cash Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Money Market Insurance - continued

insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. Expense Reductions.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above an annual rate of .40% of average net assets. For the period, the reimbursement reduced the expenses by $1,101,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $190,228 under these arrangements.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

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Fidelity Automated
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Press

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4   To review orders and mutual
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5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
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Semiannual Report

Michigan

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
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For Non-Retirement
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Buying shares

Fidelity Investments
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Overnight Express
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General Correspondence

Fidelity Investments
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For Retirement
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Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Boyce I. Greer, Vice President

Dwight D. Churchill, Vice President

Diane M. McLaughlin, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

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and
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* Independent trustees

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Citibank, N.A.

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